MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.6%)
Activision Blizzard, Inc.*	94,272	5,607,299
Alphabet, Inc. Cl A*	36,767	42,721,416
Alphabet, Inc. Cl C*	36,676	42,647,220
AT&T, Inc.	896,377	26,129,389
CenturyLink, Inc.	120,401	1,138,993
Charter Communications, Inc. Cl A*	19,239	8,394,168
Comcast Corp. Cl A	557,067	19,151,963
Discovery, Inc. Cl A*	19,405	377,233
Discovery, Inc. Cl C*	41,159	721,929
DISH Network Corp. Cl A*	31,414	627,966
Electronic Arts, Inc.*	35,828	3,588,891
Facebook, Inc. Cl A*	295,292	49,254,706
Fox Corp. Cl A	43,501	1,027,929
Fox Corp. Cl B	19,923	455,838
Interpublic Group of Cos., Inc.	47,578	770,288
Live Nation Entertainment, Inc.*	17,292	786,094
Netflix, Inc.*	53,776	20,192,888
News Corp. Cl A	47,679	427,919
News Corp. Cl B	14,942	134,329
Omnicom Group, Inc.	26,717	1,466,763
Take-Two Interactive Software, Inc.*	13,888	1,647,256
T-Mobile US, Inc.*	38,845	3,259,095
Twitter, Inc.*	95,265	2,339,708
Verizon Communications, Inc.	507,490	27,267,438
ViacomCBS, Inc. Cl B	66,311	929,017
Walt Disney Co.	221,168	21,364,829

		282,430,564

CONSUMER DISCRETIONARY (9.6%)
Advance Auto Parts, Inc.	8,499	793,127
Amazon.com, Inc.*	51,104	99,638,491
Aptiv PLC	31,327	1,542,541
AutoZone, Inc.*	2,924	2,473,704
Best Buy Co., Inc.	27,943	1,592,751
Booking Hldgs., Inc.*	5,136	6,909,563
BorgWarner, Inc.	25,338	617,487
Capri Hldgs. Ltd.*	18,606	200,759
CarMax, Inc.*	20,177	1,086,128
Carnival Corp.	49,152	647,332
Chipotle Mexican Grill, Inc. Cl A*	3,138	2,053,507
Darden Restaurants, Inc.	15,044	819,296
Dollar General Corp.	31,242	4,717,854
Dollar Tree, Inc.*	29,040	2,133,569
DR Horton, Inc.	41,148	1,399,032
eBay, Inc.	93,836	2,820,710
Expedia Group, Inc.	17,148	964,918
Ford Motor Co.	477,828	2,307,909
Gap, Inc.	26,109	183,807
Garmin Ltd.	17,729	1,328,966
General Motors Co.	154,284	3,206,022
Genuine Parts Co.	17,828	1,200,359
H&R Block, Inc.	23,958	337,329
Hanesbrands, Inc.	44,383	349,294
Harley-Davidson, Inc.	18,932	358,383
Hasbro, Inc.	15,615	1,117,253
Hilton Worldwide Hldgs., Inc.	34,624	2,362,742

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Home Depot, Inc.	133,853	24,991,694
Kohl’s Corp.	19,213	280,318
L Brands, Inc.	28,497	329,425
Las Vegas Sands Corp.	41,466	1,761,061
Leggett & Platt, Inc.	16,149	430,855
Lennar Corp. Cl A	34,344	1,311,941
LKQ Corp.*	37,606	771,299
Lowe’s Cos., Inc.	94,053	8,093,261
Macy’s, Inc.	37,917	186,172
Marriott International, Inc. Cl A	33,297	2,490,949
McDonald’s Corp.	92,411	15,280,159
MGM Resorts International	63,193	745,677
Mohawk Industries, Inc.*	7,294	556,095
Newell Brands, Inc.	46,758	620,946
NIKE, Inc. Cl B	152,896	12,650,615
Nordstrom, Inc.	13,145	201,644
Norwegian Cruise Line Hldgs. Ltd.*	26,107	286,133
NVR, Inc.*	427	1,097,010
O’Reilly Automotive, Inc.*	9,284	2,794,948
PulteGroup, Inc.	31,258	697,679
PVH Corp.	9,098	342,449
Ralph Lauren Corp. Cl A	6,102	407,797
Ross Stores, Inc.	44,387	3,860,337
Royal Caribbean Cruises Ltd.	21,093	678,562
Starbucks Corp.	144,917	9,526,844
Tapestry, Inc.	33,860	438,487
Target Corp.	62,181	5,780,968
Tiffany & Co.	13,247	1,715,486
TJX Cos., Inc.	148,803	7,114,271
Tractor Supply Co.	14,527	1,228,258
Ulta Beauty, Inc.*	7,015	1,232,535
Under Armour, Inc. Cl A*	23,093	212,687
Under Armour, Inc. Cl C*	23,875	192,432
VF Corp.	40,185	2,173,205
Whirlpool Corp.	7,755	665,379
Wynn Resorts Ltd.	11,856	713,613
Yum! Brands, Inc.	37,114	2,543,422

		257,567,446

CONSUMER STAPLES (7.7%)
Altria Group, Inc.	229,233	8,864,440
Archer-Daniels-Midland Co.	68,310	2,403,146
Brown-Forman Corp. Cl B	22,356	1,240,982
Campbell Soup Co.	20,729	956,851
Church & Dwight Co., Inc.	30,113	1,932,652
Clorox Co.	15,400	2,668,050
Coca-Cola Co.	473,164	20,937,507
Colgate-Palmolive Co.	105,165	6,978,749
Conagra Brands, Inc.	59,716	1,752,068
Constellation Brands, Inc. Cl A	20,554	2,946,621
Costco Wholesale Corp.	54,211	15,457,182
Coty, Inc. Cl A	36,269	187,148
Estee Lauder Cos., Inc. Cl A	27,308	4,351,257
General Mills, Inc.	74,164	3,913,634
Hershey Co.	18,199	2,411,368
Hormel Foods Corp.	34,121	1,591,403
JM Smucker Co.	13,996	1,553,556
Kellogg Co.	30,554	1,832,935
Kimberly-Clark Corp.	42,064	5,378,724
Kraft Heinz Co.	76,422	1,890,680

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Kroger Co.	98,412	2,964,169
Lamb Weston Hldgs., Inc.	17,923	1,023,403
McCormick & Co., Inc.	15,162	2,141,026
Molson Coors Brewing Co. Cl B	23,052	899,259
Mondelez International, Inc. Cl A	176,677	8,847,984
Monster Beverage Corp.*	46,844	2,635,443
PepsiCo, Inc.	171,107	20,549,951
Philip Morris International, Inc.	190,918	13,929,377
Procter & Gamble Co.	306,009	33,660,990
Sysco Corp.	62,608	2,856,803
Tyson Foods, Inc. Cl A	36,221	2,096,109
Walgreens Boots Alliance, Inc.	91,998	4,208,909
Walmart, Inc.	174,071	19,777,947

		204,840,323

ENERGY (2.6%)
Apache Corp.	46,143	192,878
Baker Hughes, a GE Co. Cl A	79,744	837,312
Cabot Oil & Gas Corp.	50,055	860,445
Chevron Corp.	232,024	16,812,459
Concho Resources, Inc.	24,667	1,056,981
ConocoPhillips	134,643	4,147,004
Devon Energy Corp.	47,488	328,142
Diamondback Energy, Inc.	19,773	518,053
EOG Resources, Inc.	71,387	2,564,221
Exxon Mobil Corp.	519,188	19,713,568
Halliburton Co.	107,713	737,834
Helmerich & Payne, Inc.	13,307	208,255
Hess Corp.	31,781	1,058,307
HollyFrontier Corp.	18,219	446,548
Kinder Morgan, Inc.	239,017	3,327,117
Marathon Oil Corp.	98,157	322,937
Marathon Petroleum Corp.	79,676	1,881,947
National Oilwell Varco, Inc.	47,345	465,401
Noble Energy, Inc.	58,690	354,488
Occidental Petroleum Corp.	109,617	1,269,365
ONEOK, Inc.	50,689	1,105,527
Phillips 66	54,526	2,925,320
Pioneer Natural Resources Co.	20,326	1,425,869
Schlumberger Ltd.	169,874	2,291,600
TechnipFMC PLC	51,567	347,562
Valero Energy Corp.	50,390	2,285,690
Williams Cos., Inc.	148,728	2,104,501

		69,589,331

FINANCIALS (10.8%)
Aflac, Inc.	90,069	3,083,963
Allstate Corp.	39,751	3,646,359
American Express Co.	82,335	7,048,699
American International Group, Inc.	106,750	2,588,687
Ameriprise Financial, Inc.	15,547	1,593,257
Aon PLC	28,730	4,741,599
Arthur J. Gallagher & Co.	22,888	1,865,601
Assurant, Inc.	7,440	774,430
Bank of America Corp.	993,389	21,089,648
Bank of New York Mellon Corp.	102,975	3,468,198
Berkshire Hathaway, Inc. Cl B*	240,019	43,882,674
BlackRock, Inc. Cl A	14,471	6,366,806
Capital One Financial Corp.	57,147	2,881,352
Cboe Global Markets, Inc.	13,603	1,214,068
Charles Schwab Corp.	140,288	4,716,483

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Chubb Ltd.	55,612	6,211,304
Cincinnati Financial Corp.	18,644	1,406,690
Citigroup, Inc.	267,895	11,283,737
Citizens Financial Group, Inc.	53,343	1,003,382
CME Group, Inc. Cl A	43,973	7,603,371
Comerica, Inc.	17,688	518,966
Discover Financial Svcs.	38,465	1,372,047
E*TRADE Financial Corp.	27,721	951,385
Everest Re Group Ltd.	5,004	962,870
Fifth Third Bancorp	87,082	1,293,168
First Republic Bank	20,678	1,701,386
Franklin Resources, Inc.	34,226	571,232
Globe Life, Inc.	12,225	879,833
Goldman Sachs Group, Inc.	39,104	6,045,087
Hartford Financial Svcs. Group, Inc.	44,225	1,558,489
Huntington Bancshares, Inc.	126,726	1,040,420
Intercontinental Exchange, Inc.	68,330	5,517,647
Invesco Ltd.	45,672	414,702
JPMorgan Chase & Co.	384,870	34,649,846
KeyCorp	120,861	1,253,329
Lincoln National Corp.	24,336	640,524
Loews Corp.	31,388	1,093,244
M&T Bank Corp.	16,193	1,674,842
MarketAxess Hldgs., Inc.	4,653	1,547,448
Marsh & McLennan Cos., Inc.	61,927	5,354,208
MetLife, Inc.	95,920	2,932,274
Moody’s Corp.	19,923	4,213,714
Morgan Stanley	143,297	4,872,098
MSCI, Inc. Cl A	10,394	3,003,450
Nasdaq, Inc.	14,079	1,336,801
Northern Trust Corp.	25,999	1,961,885
People’s United Financial, Inc.	54,497	602,192
PNC Financial Svcs. Group, Inc.	53,766	5,146,482
Principal Financial Group, Inc.	31,688	993,102
Progressive Corp.	71,739	5,297,208
Prudential Financial, Inc.	49,329	2,572,014
Raymond James Financial, Inc.	15,150	957,480
Regions Financial Corp.	118,368	1,061,761
S&P Global, Inc.	29,990	7,349,049
State Street Corp.	44,619	2,376,854
SVB Financial Group*	6,327	955,883
Synchrony Financial	69,940	1,125,335
T. Rowe Price Group, Inc.	28,675	2,800,114
Travelers Cos., Inc.	31,672	3,146,613
Truist Financial Corp.	164,558	5,074,969
U.S. Bancorp	174,403	6,008,183
Unum Group	25,310	379,903
Wells Fargo & Co.	472,265	13,554,005
Willis Towers Watson PLC	15,777	2,679,723
WR Berkley Corp.	17,805	928,887
Zions Bancorporation	20,917	559,739

		287,400,699

HEALTH CARE (15.1%)
Abbott Laboratories	216,873	17,113,448
AbbVie, Inc.	181,462	13,825,590
ABIOMED, Inc.*	5,540	804,186
Agilent Technologies, Inc.	37,974	2,719,698
Alexion Pharmaceuticals, Inc.*	27,154	2,438,158
Align Technology, Inc.*	8,801	1,530,934

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Allergan PLC	40,282	7,133,942
AmerisourceBergen Corp. Cl A	18,446	1,632,471
Amgen, Inc.	72,911	14,781,247
Anthem, Inc.	31,114	7,064,123
Baxter International, Inc.	62,649	5,086,472
Becton Dickinson & Co.	33,188	7,625,607
Biogen, Inc.*	22,141	7,004,970
Boston Scientific Corp.*	171,032	5,580,774
Bristol-Myers Squibb Co.	287,650	16,033,611
Cardinal Health, Inc.	35,890	1,720,567
Centene Corp.*	71,638	4,256,014
Cerner Corp.	38,542	2,427,761
Cigna Corp.	45,822	8,118,742
Cooper Cos., Inc.	6,083	1,676,901
CVS Health Corp.	159,637	9,471,263
Danaher Corp.	78,442	10,857,157
DaVita, Inc.*	11,005	837,040
DENTSPLY SIRONA, Inc.	27,292	1,059,748
Edwards Lifesciences Corp.*	25,593	4,827,352
Eli Lilly & Co.	103,677	14,382,073
Gilead Sciences, Inc.	155,243	11,605,967
HCA Healthcare, Inc.	32,463	2,916,800
Henry Schein, Inc.*	18,006	909,663
Hologic, Inc.*	32,903	1,154,895
Humana, Inc.	16,249	5,102,511
IDEXX Laboratories, Inc.*	10,526	2,549,818
Illumina, Inc.*	18,038	4,926,539
Incyte Corp.*	21,937	1,606,446
Intuitive Surgical, Inc.*	14,182	7,023,068
IQVIA Hldgs., Inc.*	22,144	2,388,452
Johnson & Johnson	322,949	42,348,302
Laboratory Corp. of America Hldgs.*	11,915	1,505,937
McKesson Corp.	19,882	2,689,239
Medtronic PLC	164,474	14,832,265
Merck & Co., Inc.	312,411	24,036,902
Mettler-Toledo International, Inc.*	2,989	2,063,934
Mylan NV*	63,333	944,295
PerkinElmer, Inc.	13,632	1,026,217
Perrigo Co. PLC	16,702	803,199
Pfizer, Inc.	679,078	22,165,106
Quest Diagnostics, Inc.	16,529	1,327,279
Regeneron Pharmaceuticals, Inc.*	9,802	4,786,219
ResMed, Inc.	17,644	2,598,785
STERIS PLC	10,403	1,456,108
Stryker Corp.	39,510	6,578,020
Teleflex, Inc.	5,681	1,663,738
Thermo Fisher Scientific, Inc.	49,205	13,954,538
UnitedHealth Group, Inc.	116,255	28,991,672
Universal Health Svcs., Inc. Cl B	9,857	976,632
Varian Medical Systems, Inc.*	11,154	1,145,070
Vertex Pharmaceuticals, Inc.*	31,554	7,508,274
Waters Corp.*	7,907	1,439,469
Zimmer Biomet Hldgs., Inc.	25,240	2,551,259
Zoetis, Inc. Cl A	58,445	6,878,392

		404,464,859

INDUSTRIALS (8.1%)
3M Co.	70,563	9,632,555
Alaska Air Group, Inc.	15,114	430,296
Allegion PLC	11,401	1,049,120

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

American Airlines Group, Inc.	47,839	583,157
AMETEK, Inc.	28,050	2,020,161
AO Smith Corp.	16,818	635,889
Arconic, Inc.	47,532	763,364
Boeing Co.	65,606	9,784,479
Caterpillar, Inc.	67,816	7,869,369
CH Robinson Worldwide, Inc.	16,596	1,098,655
Cintas Corp.	10,288	1,782,087
Copart, Inc.*	25,101	1,719,920
CSX Corp.	95,422	5,467,681
Cummins, Inc.	18,799	2,543,881
Deere & Co.	38,637	5,338,088
Delta Air Lines, Inc.	70,631	2,015,102
Dover Corp.	17,825	1,496,230
Eaton Corp. PLC	50,727	3,940,981
Emerson Electric Co.	74,748	3,561,742
Equifax, Inc.	14,858	1,774,788
Expeditors International of Washington, Inc.	20,897	1,394,248
Fastenal Co.	70,376	2,199,250
FedEx Corp.	29,455	3,571,713
Flowserve Corp.	16,057	383,602
Fortive Corp.	36,260	2,001,189
Fortune Brands Home & Security, Inc.	17,075	738,494
General Dynamics Corp.	28,755	3,804,574
General Electric Co.	1,071,671	8,509,068
Honeywell International, Inc.	87,679	11,730,573
Huntington Ingalls Industries, Inc.	5,018	914,330
IDEX Corp.	9,334	1,289,119
IHS Markit Ltd.	49,205	2,952,300
Illinois Tool Works, Inc.	35,889	5,100,545
Ingersoll Rand, Inc.*	42,816	1,061,837
Jacobs Engineering Group, Inc.	16,627	1,318,022
JB Hunt Transport Svcs., Inc.	10,462	964,910
Johnson Controls International PLC	94,658	2,551,980
Kansas City Southern	12,163	1,546,890
L-3 Harris Technologies, Inc.	27,126	4,885,935
Lockheed Martin Corp.	30,459	10,324,078
Masco Corp.	34,862	1,205,179
Nielsen Hldgs. PLC	43,661	547,509
Norfolk Southern Corp.	31,996	4,671,416
Northrop Grumman Corp.	19,232	5,818,642
Old Dominion Freight Line, Inc.	11,754	1,542,830
PACCAR, Inc.	42,441	2,594,418
Parker-Hannifin Corp.	15,764	2,045,064
Pentair PLC	20,627	613,859
Quanta Svcs., Inc.	17,461	554,038
Raytheon Co.	34,171	4,481,527
Republic Svcs., Inc. Cl A	25,847	1,940,076
Robert Half International, Inc.	14,426	544,581
Rockwell Automation, Inc.	14,178	2,139,602
Rollins, Inc.	17,276	624,355
Roper Technologies, Inc.	12,769	3,981,502
Snap-on, Inc.	6,730	732,359
Southwest Airlines Co.	58,120	2,069,653
Stanley Black & Decker, Inc.	18,654	1,865,400
Textron, Inc.	28,010	747,027
Trane Technologies PLC	29,400	2,428,146
TransDigm Group, Inc.	6,110	1,956,361
Union Pacific Corp.	85,184	12,014,351

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

United Airlines Hldgs., Inc.*	26,704	842,511
United Parcel Svc., Inc. Cl B	85,988	8,032,999
United Rentals, Inc.*	9,223	949,047
United Technologies Corp.	99,553	9,390,834
Verisk Analytics, Inc. Cl A	20,108	2,802,653
Waste Management, Inc.	47,893	4,432,976
Westinghouse Air Brake Technologies Corp.	22,345	1,075,465
WW Grainger, Inc.	5,353	1,330,220
Xylem, Inc.	22,097	1,439,178

		216,163,980

INFORMATION TECHNOLOGY (25.1%)
Accenture PLC Cl A	77,927	12,722,362
Adobe, Inc.*	59,400	18,903,456
Advanced Micro Devices, Inc.*	143,472	6,525,107
Akamai Technologies, Inc.*	19,830	1,814,247
Alliance Data Systems Corp.	5,030	169,259
Amphenol Corp. Cl A	36,381	2,651,447
Analog Devices, Inc.	45,193	4,051,552
ANSYS, Inc.*	10,501	2,441,167
Apple, Inc.	512,509	130,325,914
Applied Materials, Inc.	113,351	5,193,743
Arista Networks, Inc.*	6,655	1,347,970
Autodesk, Inc.*	27,000	4,214,700
Automatic Data Processing, Inc.	53,095	7,257,025
Broadcom, Inc.	48,675	11,540,842
Broadridge Financial Solutions, Inc.	14,068	1,334,068
Cadence Design Systems, Inc.*	34,431	2,273,823
CDW Corp.	17,631	1,644,443
Cisco Systems, Inc.	520,557	20,463,096
Citrix Systems, Inc.	14,066	1,991,042
Cognizant Technology Solutions Corp. Cl A	67,190	3,122,319
Corning, Inc.	94,376	1,938,483
DXC Technology Co.	31,412	409,927
F5 Networks, Inc.*	7,460	795,460
Fidelity National Information Svcs., Inc.	75,416	9,173,602
Fiserv, Inc.*	70,080	6,656,899
FleetCor Technologies, Inc.*	10,648	1,986,278
FLIR Systems, Inc.	16,461	524,941
Fortinet, Inc.*	17,420	1,762,381
Gartner, Inc.*	10,977	1,092,980
Global Payments, Inc.	36,880	5,319,202
Hewlett Packard Enterprise Co.	158,784	1,541,793
HP, Inc.	181,842	3,156,777
Intel Corp.	533,777	28,888,011
International Business Machines Corp.	108,674	12,055,207
Intuit, Inc.	31,941	7,346,430
IPG Photonics Corp.*	4,364	481,262
Jack Henry & Associates, Inc.	9,441	1,465,621
Juniper Networks, Inc.	41,071	786,099
Keysight Technologies, Inc.*	23,016	1,925,979
KLA Corp.	19,363	2,783,238
Lam Research Corp.	17,802	4,272,480
Leidos Hldgs., Inc.	16,329	1,496,553
Mastercard, Inc. Cl A	108,930	26,313,131
Maxim Integrated Products, Inc.	33,206	1,614,144
Microchip Technology, Inc.	29,325	1,988,235
Micron Technology, Inc.*	135,843	5,713,557
Microsoft Corp.	936,110	147,633,908
Motorola Solutions, Inc.	21,024	2,794,510

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

NetApp, Inc.	28,006	1,167,570
NortonLifeLock, Inc.	70,358	1,316,398
NVIDIA Corp.	75,097	19,795,569
Oracle Corp.	265,841	12,848,096
Paychex, Inc.	39,091	2,459,606
Paycom Software, Inc.*	6,012	1,214,484
PayPal Hldgs., Inc.*	144,082	13,794,411
Qorvo, Inc.*	14,256	1,149,461
QUALCOMM, Inc.	140,113	9,478,644
Salesforce.com, Inc.*	108,842	15,671,071
Seagate Technology PLC	28,368	1,384,358
ServiceNow, Inc.*	23,143	6,632,321
Skyworks Solutions, Inc.	20,906	1,868,578
Synopsys, Inc.*	18,447	2,375,789
TE Connectivity Ltd.	41,043	2,584,888
Texas Instruments, Inc.	114,705	11,462,471
VeriSign, Inc.*	12,678	2,283,181
Visa, Inc. Cl A	210,055	33,844,062
Western Digital Corp.	36,493	1,518,839
Western Union Co.	51,446	932,716
Xerox Hldgs. Corp.	22,814	432,097
Xilinx, Inc.	30,856	2,404,917
Zebra Technologies Corp. Cl A*	6,616	1,214,698

		669,738,895

MATERIALS (2.4%)
Air Products & Chemicals, Inc.	27,049	5,399,251
Albemarle Corp.	13,011	733,430
Amcor PLC	198,803	1,614,280
Avery Dennison Corp.	10,247	1,043,862
Ball Corp.	40,141	2,595,517
Celanese Corp. Cl A	14,832	1,088,521
CF Industries Hldgs., Inc.	26,681	725,723
Corteva, Inc.	91,835	2,158,123
Dow, Inc.	90,987	2,660,460
DuPont de Nemours, Inc.	90,902	3,099,758
Eastman Chemical Co.	16,685	777,187
Ecolab, Inc.	30,772	4,795,201
FMC Corp.	15,904	1,299,198
Freeport-McMoRan, Inc.	178,037	1,201,750
International Flavors & Fragrances, Inc.	13,102	1,337,452
International Paper Co.	48,116	1,497,851
Linde PLC	65,916	11,403,468
LyondellBasell Industries NV Cl A	31,502	1,563,444
Martin Marietta Materials, Inc.	7,669	1,451,205
Mosaic Co.	42,903	464,210
Newmont Corp.	100,600	4,555,168
Nucor Corp.	37,207	1,340,196
Packaging Corp. of America	11,615	1,008,530
PPG Industries, Inc.	29,016	2,425,738
Sealed Air Corp.	18,960	468,502
Sherwin-Williams Co.	10,081	4,632,421
Vulcan Materials Co.	16,241	1,755,165
WestRock Co.	31,646	894,316

		63,989,927

REAL ESTATE (3.0%)
Alexandria Real Estate Equities, Inc.	15,040	2,061,382
American Tower Corp.	54,352	11,835,148
Apartment Investment & Management Co. Cl A	18,269	642,155
AvalonBay Communities, Inc.	17,137	2,522,052

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Boston Properties, Inc.	17,646	1,627,491
CBRE Group, Inc. Cl A*	41,077	1,549,014
Crown Castle International Corp.	51,018	7,366,999
Digital Realty Trust, Inc.	32,230	4,477,069
Duke Realty Corp.	45,103	1,460,435
Equinix, Inc.	10,464	6,535,501
Equity Residential	42,834	2,643,286
Essex Property Trust, Inc.	8,108	1,785,706
Extra Space Storage, Inc.	15,893	1,521,914
Federal Realty Investment Trust	8,619	643,064
Healthpeak Properties, Inc.	60,735	1,448,530
Host Hotels & Resorts, Inc.	88,003	971,553
Iron Mountain, Inc.	35,235	838,593
Kimco Realty Corp.	51,811	501,012
Mid-America Apartment Communities, Inc.	13,997	1,442,111
Prologis, Inc.	90,671	7,287,228
Public Storage	18,433	3,660,978
Realty Income Corp.	42,076	2,097,909
Regency Centers Corp.	20,561	790,159
SBA Communications Corp. Cl A	13,817	3,730,176
Simon Property Group, Inc.	37,654	2,065,699
SL Green Realty Corp.	10,003	431,129
UDR, Inc.	35,960	1,313,978
Ventas, Inc.	45,737	1,225,752
Vornado Realty Trust	19,438	703,850
Welltower, Inc.	49,789	2,279,341
Weyerhaeuser Co.	91,435	1,549,823

		79,009,037

UTILITIES (3.5%)
AES Corp.	81,465	1,107,924
Alliant Energy Corp.	29,493	1,424,217
Ameren Corp.	30,189	2,198,665
American Electric Power Co., Inc.	60,612	4,847,748
American Water Works Co., Inc.	22,183	2,652,199
Atmos Energy Corp.	14,645	1,453,223
CenterPoint Energy, Inc.	61,629	952,168
CMS Energy Corp.	34,830	2,046,263
Consolidated Edison, Inc.	40,792	3,181,776
Dominion Energy, Inc.	101,000	7,291,190
DTE Energy Co.	23,573	2,238,728
Duke Energy Corp.	89,458	7,235,363
Edison International	44,002	2,410,870
Entergy Corp.	24,432	2,295,875
Evergy, Inc.	27,965	1,539,473
Eversource Energy	39,728	3,107,127
Exelon Corp.	119,285	4,390,881
FirstEnergy Corp.	66,300	2,656,641
NextEra Energy, Inc.	59,976	14,431,425
NiSource, Inc.	45,836	1,144,525
NRG Energy, Inc.	30,873	841,598
Pinnacle West Capital Corp.	13,794	1,045,447
PPL Corp.	94,594	2,334,580
Public Svc. Enterprise Group, Inc.	62,056	2,786,935
Sempra Energy	34,591	3,908,437
Southern Co.	128,687	6,967,114
WEC Energy Group, Inc.	38,706	3,411,160
Xcel Energy, Inc.	64,347	3,880,124

		93,781,676

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,756,279,400) 98.5%		2,628,976,737

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.04	07/02/20	2,000,000	1,999,488
U.S. Treasury Bill	A-1+	0.17	05/12/20	200,000	199,961
U.S. Treasury Bill (1)	A-1+	1.49	04/16/20	6,025,000	6,021,273

					8,220,722

COMMERCIAL PAPER (0.4%)
United Parcel Svc., Inc.†	A-1	0.07	04/15/20	10,000,000	9,999,728

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,220,762) 0.7%					18,220,450

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Citibank, New York Time Deposit		0.15	04/01/20	18,718,205	18,718,205

TOTAL TEMPORARY CASH INVESTMENT (Cost: $18,718,205) 0.7%					18,718,205

TOTAL INVESTMENTS (Cost: $1,793,218,367) 99.9%					2,665,915,392

OTHER NET ASSETS 0.1%					2,067,633

NET ASSETS 100.0%					$2,667,983,025

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.5%)
Activision Blizzard, Inc.*	4,817	286,515
Alphabet, Inc. Cl A*	1,881	2,185,628
Alphabet, Inc. Cl C*	1,875	2,180,268
AT&T, Inc.	45,966	1,339,909
CenturyLink, Inc.	6,186	58,520
Charter Communications, Inc. Cl A*	984	429,329
Comcast Corp. Cl A	28,564	982,030
Discovery, Inc. Cl A*	998	19,401
Discovery, Inc. Cl C*	2,121	37,202
DISH Network Corp. Cl A*	1,611	32,204
Electronic Arts, Inc.*	1,838	184,113
Facebook, Inc. Cl A*	15,145	2,526,186
Fox Corp. Cl A	2,232	52,742
Fox Corp. Cl B	1,022	23,384
Interpublic Group of Cos., Inc.	2,436	39,439
Live Nation Entertainment, Inc.*	889	40,414
Netflix, Inc.*	2,766	1,038,633
News Corp. Cl A	2,436	21,863
News Corp. Cl B	765	6,878
Omnicom Group, Inc.	1,368	75,103
Take-Two Interactive Software, Inc.*	711	84,332
T-Mobile US, Inc.*	1,991	167,045
Twitter, Inc.*	4,871	119,632
Verizon Communications, Inc.	26,000	1,396,980
ViacomCBS, Inc. Cl B	3,400	47,634
Walt Disney Co.	11,324	1,093,898

		14,469,282

CONSUMER DISCRETIONARY (5.9%)
Advance Auto Parts, Inc.	434	40,501
Amazon.com, Inc.*	2,617	5,102,418
Aptiv PLC	1,603	78,932
AutoZone, Inc.*	150	126,900
Best Buy Co., Inc.	1,430	81,510
Booking Hldgs., Inc.*	263	353,819
BorgWarner, Inc.	1,295	31,559
Capri Hldgs. Ltd.*	950	10,250
CarMax, Inc.*	1,031	55,499
Carnival Corp.	2,516	33,136
Chipotle Mexican Grill, Inc. Cl A*	161	105,358
Darden Restaurants, Inc.	774	42,152
Dollar General Corp.	1,599	241,465
Dollar Tree, Inc.*	1,494	109,764
DR Horton, Inc.	2,111	71,774
eBay, Inc.	4,800	144,288
Expedia Group, Inc.	878	49,405
Ford Motor Co.	24,480	118,239
Gap, Inc.	1,334	9,391
Garmin Ltd.	904	67,764
General Motors Co.	7,880	163,746
Genuine Parts Co.	911	61,337
H&R Block, Inc.	1,225	17,248
Hanesbrands, Inc.	2,270	17,865
Harley-Davidson, Inc.	969	18,343
Hasbro, Inc.	800	57,240
Hilton Worldwide Hldgs., Inc.	1,770	120,785
Home Depot, Inc.	6,863	1,281,391
Kohl’s Corp.	985	14,371
L Brands, Inc.	1,456	16,831
Las Vegas Sands Corp.	2,117	89,909

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Leggett & Platt, Inc.	826	22,038
Lennar Corp. Cl A	1,754	67,003
LKQ Corp.*	1,921	39,400
Lowe’s Cos., Inc.	4,816	414,417
Macy’s, Inc.	1,939	9,521
Marriott International, Inc. Cl A	1,700	127,177
McDonald’s Corp.	4,736	783,097
MGM Resorts International	3,231	38,126
Mohawk Industries, Inc.*	373	28,437
Newell Brands, Inc.	2,386	31,686
NIKE, Inc. Cl B	7,833	648,102
Nordstrom, Inc.	679	10,416
Norwegian Cruise Line Hldgs. Ltd.*	1,335	14,632
NVR, Inc.*	22	56,520
O’Reilly Automotive, Inc.*	474	142,698
PulteGroup, Inc.	1,599	35,690
PVH Corp.	465	17,503
Ralph Lauren Corp. Cl A	312	20,851
Ross Stores, Inc.	2,281	198,378
Royal Caribbean Cruises Ltd.	1,080	34,744
Starbucks Corp.	7,436	488,843
Tapestry, Inc.	1,729	22,391
Target Corp.	3,184	296,016
Tiffany & Co.	678	87,801
TJX Cos., Inc.	7,610	363,834
Tractor Supply Co.	743	62,821
Ulta Beauty, Inc.*	359	63,076
Under Armour, Inc. Cl A*	1,180	10,868
Under Armour, Inc. Cl C*	1,219	9,825
VF Corp.	2,053	111,026
Whirlpool Corp.	396	33,977
Wynn Resorts Ltd.	608	36,595
Yum! Brands, Inc.	1,899	130,138

		13,190,837

CONSUMER STAPLES (4.7%)
Altria Group, Inc.	11,701	452,478
Archer-Daniels-Midland Co.	3,488	122,708
Brown-Forman Corp. Cl B	1,142	63,392
Campbell Soup Co.	1,051	48,514
Church & Dwight Co., Inc.	1,540	98,837
Clorox Co.	787	136,348
Coca-Cola Co.	24,198	1,070,762
Colgate-Palmolive Co.	5,391	357,747
Conagra Brands, Inc.	3,055	89,634
Constellation Brands, Inc. Cl A	1,051	150,671
Costco Wholesale Corp.	2,770	789,810
Coty, Inc. Cl A	1,849	9,541
Estee Lauder Cos., Inc. Cl A	1,396	222,439
General Mills, Inc.	3,790	199,998
Hershey Co.	930	123,225
Hormel Foods Corp.	1,743	81,293
JM Smucker Co.	715	79,365
Kellogg Co.	1,562	93,704
Kimberly-Clark Corp.	2,149	274,792
Kraft Heinz Co.	3,909	96,709
Kroger Co.	5,023	151,293
Lamb Weston Hldgs., Inc.	917	52,361
McCormick & Co., Inc.	776	109,579
Molson Coors Brewing Co. Cl B	1,177	45,915
Mondelez International, Inc. Cl A	9,044	452,924
Monster Beverage Corp.*	2,402	135,137
PepsiCo, Inc.	8,740	1,049,674
Philip Morris International, Inc.	9,741	710,703

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Procter & Gamble Co.	15,649	1,721,390
Sysco Corp.	3,197	145,879
Tyson Foods, Inc. Cl A	1,854	107,291
Walgreens Boots Alliance, Inc.	4,696	214,842
Walmart, Inc.	8,914	1,012,809

		10,471,764

ENERGY (1.6%)
Apache Corp.	2,358	9,856
Baker Hughes, a GE Co. Cl A	4,072	42,756
Cabot Oil & Gas Corp.	2,558	43,972
Chevron Corp.	11,850	858,651
Concho Resources, Inc.	1,263	54,120
ConocoPhillips	6,893	212,304
Devon Energy Corp.	2,434	16,819
Diamondback Energy, Inc.	1,011	26,488
EOG Resources, Inc.	3,667	131,719
Exxon Mobil Corp.	26,599	1,009,964
Halliburton Co.	5,515	37,778
Helmerich & Payne, Inc.	682	10,673
Hess Corp.	1,623	54,046
HollyFrontier Corp.	935	22,917
Kinder Morgan, Inc.	12,239	170,367
Marathon Oil Corp.	5,038	16,575
Marathon Petroleum Corp.	4,086	96,511
National Oilwell Varco, Inc.	2,426	23,848
Noble Energy, Inc.	3,003	18,138
Occidental Petroleum Corp.	5,614	65,010
ONEOK, Inc.	2,592	56,532
Phillips 66	2,790	149,684
Pioneer Natural Resources Co.	1,040	72,956
Schlumberger Ltd.	8,703	117,403
TechnipFMC PLC	2,639	17,787
Valero Energy Corp.	2,587	117,346
Williams Cos., Inc.	7,608	107,653

		3,561,873

FINANCIALS (6.6%)
Aflac, Inc.	4,592	157,230
Allstate Corp.	2,036	186,762
American Express Co.	4,209	360,333
American International Group, Inc.	5,452	132,211
Ameriprise Financial, Inc.	794	81,369
Aon PLC	1,469	242,444
Arthur J. Gallagher & Co.	1,171	95,448
Assurant, Inc.	381	39,658
Bank of America Corp.	50,876	1,080,098
Bank of New York Mellon Corp.	5,250	176,820
Berkshire Hathaway, Inc. Cl B*	12,280	2,245,152
BlackRock, Inc. Cl A	742	326,458
Capital One Financial Corp.	2,921	147,277
Cboe Global Markets, Inc.	694	61,939
Charles Schwab Corp.	7,228	243,005
Chubb Ltd.	2,841	317,311
Cincinnati Financial Corp.	951	71,753
Citigroup, Inc.	13,677	576,075
Citizens Financial Group, Inc.	2,727	51,295
CME Group, Inc. Cl A	2,249	388,875
Comerica, Inc.	906	26,582
Discover Financial Svcs.	1,969	70,234
E*TRADE Financial Corp.	1,422	48,803
Everest Re Group Ltd.	256	49,260
Fifth Third Bancorp	4,452	66,112
First Republic Bank	1,056	86,888
Franklin Resources, Inc.	1,750	29,207

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Globe Life, Inc.	624	44,909
Goldman Sachs Group, Inc.	2,005	309,953
Hartford Financial Svcs. Group, Inc.	2,262	79,713
Huntington Bancshares, Inc.	6,503	53,390
Intercontinental Exchange, Inc.	3,497	282,383
Invesco Ltd.	2,337	21,220
JPMorgan Chase & Co.	19,675	1,771,340
KeyCorp	6,175	64,035
Lincoln National Corp.	1,241	32,663
Loews Corp.	1,604	55,867
M&T Bank Corp.	829	85,743
MarketAxess Hldgs., Inc.	238	79,152
Marsh & McLennan Cos., Inc.	3,169	273,992
MetLife, Inc.	4,906	149,976
Moody’s Corp.	1,019	215,518
Morgan Stanley	7,332	249,288
MSCI, Inc. Cl A	531	153,438
Nasdaq, Inc.	721	68,459
Northern Trust Corp.	1,322	99,758
People’s United Financial, Inc.	2,789	30,818
PNC Financial Svcs. Group, Inc.	2,757	263,900
Principal Financial Group, Inc.	1,621	50,802
Progressive Corp.	3,666	270,698
Prudential Financial, Inc.	2,524	131,601
Raymond James Financial, Inc.	777	49,106
Regions Financial Corp.	6,064	54,394
S&P Global, Inc.	1,534	375,907
State Street Corp.	2,277	121,296
SVB Financial Group*	326	49,252
Synchrony Financial	3,547	57,071
T. Rowe Price Group, Inc.	1,466	143,155
Travelers Cos., Inc.	1,619	160,848
Truist Financial Corp.	8,409	259,333
U.S. Bancorp	8,927	307,535
Unum Group	1,293	19,408
Wells Fargo & Co.	24,184	694,081
Willis Towers Watson PLC	806	136,899
WR Berkley Corp.	910	47,475
Zions Bancorporation	1,073	28,714

		14,701,689

HEALTH CARE (9.2%)
Abbott Laboratories	11,089	875,033
AbbVie, Inc.	9,278	706,891
ABIOMED, Inc.*	282	40,935
Agilent Technologies, Inc.	1,942	139,086
Alexion Pharmaceuticals, Inc.*	1,392	124,988
Align Technology, Inc.*	450	78,278
Allergan PLC	2,062	365,180
AmerisourceBergen Corp. Cl A	940	83,190
Amgen, Inc.	3,719	753,953
Anthem, Inc.	1,591	361,221
Baxter International, Inc.	3,203	260,052
Becton Dickinson & Co.	1,697	389,920
Biogen, Inc.*	1,132	358,142
Boston Scientific Corp.*	8,721	284,566
Bristol-Myers Squibb Co.	14,717	820,326
Cardinal Health, Inc.	1,833	87,874
Centene Corp.*	3,657	217,262
Cerner Corp.	1,969	124,027
Cigna Corp.	2,345	415,487
Cooper Cos., Inc.	311	85,733
CVS Health Corp.	8,155	483,836
Danaher Corp.	4,005	554,332

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

DaVita, Inc.*	561	42,670
DENTSPLY SIRONA, Inc.	1,404	54,517
Edwards Lifesciences Corp.*	1,312	247,469
Eli Lilly & Co.	5,305	735,910
Gilead Sciences, Inc.	7,970	595,837
HCA Healthcare, Inc.	1,656	148,792
Henry Schein, Inc.*	921	46,529
Hologic, Inc.*	1,682	59,038
Humana, Inc.	832	261,265
IDEXX Laboratories, Inc.*	537	130,083
Illumina, Inc.*	923	252,090
Incyte Corp.*	1,123	82,238
Intuitive Surgical, Inc.*	727	360,018
IQVIA Hldgs., Inc.*	1,132	122,097
Johnson & Johnson	16,520	2,166,268
Laboratory Corp. of America Hldgs.*	611	77,224
McKesson Corp.	1,018	137,695
Medtronic PLC	8,409	758,324
Merck & Co., Inc.	15,975	1,229,116
Mettler-Toledo International, Inc.*	153	105,648
Mylan NV*	3,241	48,323
PerkinElmer, Inc.	696	52,395
Perrigo Co. PLC	854	41,069
Pfizer, Inc.	34,579	1,128,658
Quest Diagnostics, Inc.	844	67,773
Regeneron Pharmaceuticals, Inc.*	501	244,633
ResMed, Inc.	901	132,708
STERIS PLC	532	74,464
Stryker Corp.	2,018	335,977
Teleflex, Inc.	291	85,222
Thermo Fisher Scientific, Inc.	2,513	712,687
UnitedHealth Group, Inc.	5,945	1,482,564
Universal Health Svcs., Inc. Cl B	505	50,035
Varian Medical Systems, Inc.*	570	58,516
Vertex Pharmaceuticals, Inc.*	1,616	384,527
Waters Corp.*	405	73,730
Zimmer Biomet Hldgs., Inc.	1,295	130,899
Zoetis, Inc. Cl A	2,993	352,246

		20,679,566

INDUSTRIALS (4.9%)
3M Co.	3,600	491,436
Alaska Air Group, Inc.	771	21,950
Allegion PLC	582	53,556
American Airlines Group, Inc.	2,452	29,890
AMETEK, Inc.	1,436	103,421
AO Smith Corp.	855	32,327
Arconic, Inc.	2,430	39,026
Boeing Co.	3,355	500,365
Caterpillar, Inc.	3,473	403,007
CH Robinson Worldwide, Inc.	847	56,071
Cintas Corp.	525	90,941
Copart, Inc.*	1,285	88,048
CSX Corp.	4,880	279,624
Cummins, Inc.	962	130,178
Deere & Co.	1,981	273,695
Delta Air Lines, Inc.	3,599	102,680
Dover Corp.	912	76,553
Eaton Corp. PLC	2,597	201,761
Emerson Electric Co.	3,824	182,213
Equifax, Inc.	758	90,543
Expeditors International of Washington, Inc.	1,067	71,190
Fastenal Co.	3,594	112,312
FedEx Corp.	1,506	182,618

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Flowserve Corp.	820	19,590
Fortive Corp.	1,855	102,377
Fortune Brands Home & Security, Inc.	873	37,757
General Dynamics Corp.	1,470	194,496
General Electric Co.	54,575	433,325
Honeywell International, Inc.	4,478	599,112
Huntington Ingalls Industries, Inc.	257	46,828
IDEX Corp.	478	66,016
IHS Markit Ltd.	2,870	172,200
Illinois Tool Works, Inc.	1,835	260,790
Ingersoll Rand, Inc.*	2,162	53,618
Jacobs Engineering Group, Inc.	849	67,300
JB Hunt Transport Svcs., Inc.	534	49,251
Johnson Controls International PLC	4,825	130,082
Kansas City Southern	622	79,106
L-3 Harris Technologies, Inc.	1,385	249,466
Lockheed Martin Corp.	1,557	527,745
Masco Corp.	1,782	61,604
Nielsen Hldgs. PLC	2,239	28,077
Norfolk Southern Corp.	1,634	238,564
Northrop Grumman Corp.	984	297,709
Old Dominion Freight Line, Inc.	600	78,756
PACCAR, Inc.	2,171	132,713
Parker-Hannifin Corp.	805	104,433
Pentair PLC	1,054	31,367
Quanta Svcs., Inc.	892	28,303
Raytheon Co.	1,745	228,857
Republic Svcs., Inc. Cl A	1,321	99,154
Robert Half International, Inc.	736	27,784
Rockwell Automation, Inc.	724	109,259
Rollins, Inc.	884	31,948
Roper Technologies, Inc.	652	203,300
Snap-on, Inc.	345	37,543
Southwest Airlines Co.	2,958	105,334
Stanley Black & Decker, Inc.	950	95,000
Textron, Inc.	1,431	38,165
Trane Technologies PLC	1,492	123,224
TransDigm Group, Inc.	314	100,539
Union Pacific Corp.	4,355	614,229
United Airlines Hldgs., Inc.*	1,360	42,908
United Parcel Svc., Inc. Cl B	4,411	412,076
United Rentals, Inc.*	471	48,466
United Technologies Corp.	5,083	479,479
Verisk Analytics, Inc. Cl A	1,027	143,143
Waste Management, Inc.	2,445	226,309
Westinghouse Air Brake Technologies Corp.	1,143	55,013
WW Grainger, Inc.	276	68,586
Xylem, Inc.	1,130	73,597

		11,067,903

INFORMATION TECHNOLOGY (15.3%)
Accenture PLC Cl A	3,986	650,754
Adobe, Inc.*	3,036	966,177
Advanced Micro Devices, Inc.*	7,318	332,823
Akamai Technologies, Inc.*	1,013	92,679
Alliance Data Systems Corp.	257	8,648
Amphenol Corp. Cl A	1,860	135,557
Analog Devices, Inc.	2,314	207,450
ANSYS, Inc.*	537	124,836
Apple, Inc.	26,224	6,668,501
Applied Materials, Inc.	5,793	265,435
Arista Networks, Inc.*	341	69,070
Autodesk, Inc.*	1,379	215,262
Automatic Data Processing, Inc.	2,711	370,540

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Broadcom, Inc.	2,494	591,327
Broadridge Financial Solutions, Inc.	720	68,278
Cadence Design Systems, Inc.*	1,759	116,164
CDW Corp.	906	84,503
Cisco Systems, Inc.	26,630	1,046,825
Citrix Systems, Inc.	722	102,199
Cognizant Technology Solutions Corp. Cl A	3,433	159,532
Corning, Inc.	4,808	98,756
DXC Technology Co.	1,605	20,945
F5 Networks, Inc.*	380	40,519
Fidelity National Information Svcs., Inc.	3,855	468,922
Fiserv, Inc.*	3,587	340,729
FleetCor Technologies, Inc.*	547	102,037
FLIR Systems, Inc.	841	26,820
Fortinet, Inc.*	890	90,041
Gartner, Inc.*	559	55,660
Global Payments, Inc.	1,887	272,162
Hewlett Packard Enterprise Co.	8,091	78,563
HP, Inc.	9,308	161,587
Intel Corp.	27,304	1,477,693
International Business Machines Corp.	5,562	616,993
Intuit, Inc.	1,634	375,820
IPG Photonics Corp.*	223	24,592
Jack Henry & Associates, Inc.	481	74,670
Juniper Networks, Inc.	2,097	40,137
Keysight Technologies, Inc.*	1,174	98,240
KLA Corp.	991	142,446
Lam Research Corp.	912	218,880
Leidos Hldgs., Inc.	833	76,345
Mastercard, Inc. Cl A	5,588	1,349,837
Maxim Integrated Products, Inc.	1,699	82,588
Microchip Technology, Inc.	1,498	101,564
Micron Technology, Inc.*	6,927	291,350
Microsoft Corp.	47,831	7,543,427
Motorola Solutions, Inc.	1,077	143,155
NetApp, Inc.	1,436	59,867
NortonLifeLock, Inc.	3,605	67,450
NVIDIA Corp.	3,836	1,011,170
Oracle Corp.	13,590	656,805
Paychex, Inc.	1,998	125,714
Paycom Software, Inc.*	307	62,017
PayPal Hldgs., Inc.*	7,362	704,838
Qorvo, Inc.*	727	58,618
QUALCOMM, Inc.	7,139	482,953
Salesforce.com, Inc.*	5,570	801,969
Seagate Technology PLC	1,453	70,906
ServiceNow, Inc.*	1,183	339,024
Skyworks Solutions, Inc.	1,069	95,547
Synopsys, Inc.*	941	121,191
TE Connectivity Ltd.	2,101	132,321
Texas Instruments, Inc.	5,876	587,189
VeriSign, Inc.*	649	116,878
Visa, Inc. Cl A	10,752	1,732,362
Western Digital Corp.	1,864	77,580
Western Union Co.	2,645	47,954
Xerox Hldgs. Corp.	1,158	21,933
Xilinx, Inc.	1,579	123,067
Zebra Technologies Corp. Cl A*	338	62,057

		34,250,448

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,381	275,661
Albemarle Corp.	664	37,430
Amcor PLC	10,169	82,572

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Avery Dennison Corp.	522	53,176
Ball Corp.	2,050	132,553
Celanese Corp. Cl A	757	55,556
CF Industries Hldgs., Inc.	1,366	37,155
Corteva, Inc.	4,710	110,685
Dow, Inc.	4,647	135,878
DuPont de Nemours, Inc.	4,630	157,883
Eastman Chemical Co.	850	39,593
Ecolab, Inc.	1,572	244,965
FMC Corp.	814	66,496
Freeport-McMoRan, Inc.	9,108	61,479
International Flavors & Fragrances, Inc.	670	68,393
International Paper Co.	2,459	76,549
Linde PLC	3,367	582,491
LyondellBasell Industries NV Cl A	1,606	79,706
Martin Marietta Materials, Inc.	393	74,368
Mosaic Co.	2,189	23,685
Newmont Goldcorp Corp.	5,137	232,604
Nucor Corp.	1,905	68,618
Packaging Corp. of America	592	51,403
PPG Industries, Inc.	1,481	123,812
Sealed Air Corp.	969	23,944
Sherwin-Williams Co.	514	236,193
Vulcan Materials Co.	830	89,698
WestRock Co.	1,608	45,442

		3,267,988

REAL ESTATE (1.8%)
Alexandria Real Estate Equities, Inc.	771	105,673
American Tower Corp.	2,781	605,563
Apartment Investment & Management Co. Cl A	935	32,865
AvalonBay Communities, Inc.	879	129,362
Boston Properties, Inc.	903	83,284
CBRE Group, Inc. Cl A*	2,112	79,644
Crown Castle International Corp.	2,611	377,028
Digital Realty Trust, Inc.	1,649	229,063
Duke Realty Corp.	2,309	74,765
Equinix, Inc.	538	336,019
Equity Residential	2,199	135,700
Essex Property Trust, Inc.	415	91,400
Extra Space Storage, Inc.	813	77,853
Federal Realty Investment Trust	442	32,978
Healthpeak Properties, Inc.	3,110	74,174
Host Hotels & Resorts, Inc.	4,526	49,967
Iron Mountain, Inc.	1,810	43,078
Kimco Realty Corp.	2,659	25,712
Mid-America Apartment Communities, Inc.	718	73,975
Prologis, Inc.	4,642	373,078
Public Storage	945	187,686
Realty Income Corp.	2,152	107,299
Regency Centers Corp.	1,054	40,505
SBA Communications Corp. Cl A	707	190,869
Simon Property Group, Inc.	1,936	106,209
SL Green Realty Corp.	511	22,024
UDR, Inc.	1,844	67,380
Ventas, Inc.	2,348	62,926
Vornado Realty Trust	995	36,029
Welltower, Inc.	2,552	116,831
Weyerhaeuser Co.	4,681	79,343

		4,048,282

UTILITIES (2.1%)
AES Corp.	4,168	56,685
Alliant Energy Corp.	1,509	72,870
Ameren Corp.	1,543	112,377

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

American Electric Power Co., Inc.	3,099	247,858
American Water Works Co., Inc.	1,132	135,342
Atmos Energy Corp.	750	74,423
CenterPoint Energy, Inc.	3,145	48,590
CMS Energy Corp.	1,780	104,575
Consolidated Edison, Inc.	2,087	162,786
Dominion Energy, Inc.	5,162	372,645
DTE Energy Co.	1,205	114,439
Duke Energy Corp.	4,575	370,026
Edison International	2,252	123,387
Entergy Corp.	1,250	117,462
Evergy, Inc.	1,431	78,777
Eversource Energy	2,032	158,923
Exelon Corp.	6,105	224,725
FirstEnergy Corp.	3,393	135,957
NextEra Energy, Inc.	3,067	737,982
NiSource, Inc.	2,347	58,605
NRG Energy, Inc.	1,583	43,153
Pinnacle West Capital Corp.	706	53,508
PPL Corp.	4,814	118,809
Public Svc. Enterprise Group, Inc.	3,175	142,589
Sempra Energy	1,770	199,992
Southern Co.	6,572	355,808
WEC Energy Group, Inc.	1,981	174,585
Xcel Energy, Inc.	3,290	198,388

		4,795,266

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $98,970,490 ) 60.1%		134,504,898

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	1.26	04/16/20	350,000	349,817
U.S. Treasury Bill	A-1+	0.04	07/02/20	100,000	99,974

					449,791

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (0.2%) (Cost: $449,807) 0.2%					449,791

TOTAL INDEXED ASSETS (Cost: $99,420,297) 60.3%					134,954,689

				Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.8%)
Cardlytics, Inc.*				1,272	44,469
Cogent Communications Hldgs., Inc.				2,152	176,400
Discovery, Inc. Cl A*				3,848	74,805
Discovery, Inc. Cl C*				21,570	378,338
ORBCOMM, Inc.*				27,526	67,163
Shenandoah Telecommunications Co.				6,226	306,630
Take-Two Interactive Software, Inc.*				1,739	206,262
TEGNA, Inc.				17,597	191,104
ViacomCBS, Inc. Cl B				3,461	48,489
World Wrestling Entertainment, Inc. Cl A				1,389	47,129
Zynga, Inc. Cl A*				59,675	408,774

					1,949,563

CONSUMER DISCRETIONARY (2.9%)
AutoZone, Inc.*				705	596,430
Bloomin’ Brands, Inc.				38,845	277,353

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

BorgWarner, Inc.	6,506	158,551
Bright Horizons Family Solutions, Inc.*	2,561	261,222
Caleres, Inc.	13,415	69,758
Capri Hldgs. Ltd.*	13,430	144,910
Chegg, Inc.*	5,035	180,153
Dave & Buster’s Entertainment, Inc.	16,919	221,301
Dollar General Corp.	1,301	196,464
Eldorado Resorts, Inc.*	7,448	107,251
Etsy, Inc.*	2,172	83,492
Five Below, Inc.*	7,174	504,906
Foot Locker, Inc.	2,520	55,566
Fox Factory Hldg. Corp.*	1,424	59,808
Grand Canyon Education, Inc.*	1,222	93,220
Haverty Furniture Cos., Inc.	7,445	88,521
Hilton Grand Vacations, Inc.*	3,470	54,722
Johnson Outdoors, Inc. Cl A	810	50,787
Lithia Motors, Inc. Cl A	4,621	377,952
Marriott Vacations Worldwide Corp.	9,057	503,388
Meritage Homes Corp.*	1,550	56,591
NVR, Inc.*	83	213,237
Playa Hotels & Resorts NV*	16,092	28,161
Ralph Lauren Corp. Cl A	4,199	280,619
Red Rock Resorts, Inc. Cl A	14,485	123,847
Skyline Champion Corp.*	7,030	110,230
Sonic Automotive, Inc. Cl A	10,690	141,963
Sonos, Inc.*	9,821	83,282
Steven Madden Ltd.	10,731	249,280
Taylor Morrison Home Corp. Cl A*	3,537	38,907
Thor Industries, Inc.	4,516	190,485
Tractor Supply Co.	5,023	424,694
Williams-Sonoma, Inc.	9,101	386,974
ZAGG, Inc.*	32,303	100,462

		6,514,487

CONSUMER STAPLES (1.1%)
Church & Dwight Co., Inc.	7,525	482,955
Constellation Brands, Inc. Cl A	5,574	799,089
Crimson Wine Group Ltd.*	38,453	224,758
Freshpet, Inc.*	3,343	213,517
Ingredion, Inc.	1,032	77,915
JM Smucker Co.	1,395	154,845
Tyson Foods, Inc. Cl A	1,391	80,497
Vector Group Ltd.	15,763	148,487
WD-40 Co.	987	198,239

		2,380,302

ENERGY (0.6%)
Baker Hughes, a GE Co. Cl A	3,892	40,866
Cheniere Energy, Inc.*	5,962	199,727
CrossAmerica Partners LP*	6,925	55,816
Devon Energy Corp.	11,262	77,820
Hess Corp.	1,704	56,743
Kosmos Energy Ltd.	74,458	66,685
Matrix Svc. Co.*	7,241	68,572
MPLX LP	4,492	52,197
Noble Energy, Inc.	16,994	102,644
PBF Energy, Inc. Cl A	29,815	211,090
PDC Energy, Inc.*	4,011	24,908
ProPetro Hldg. Corp.*	15,197	37,993
Williams Cos., Inc.	17,030	240,975

		1,236,036

FINANCIALS (5.1%)
American Equity Investment Life Hldg. Co.	12,031	226,183
American Financial Group, Inc.	2,733	191,529
Ameriprise Financial, Inc.	3,716	380,816

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Argo Group International Hldgs. Ltd.	4,354	161,359
Associated Banc-Corp.	10,604	135,625
BancFirst Corp.	7,602	253,679
Bank of Marin Bancorp	3,878	116,340
BankUnited, Inc.	2,105	39,363
Banner Corp.	7,055	233,097
Blackstone Mortgage Trust, Inc. Cl A	4,500	83,790
Brookline Bancorp, Inc.	27,081	305,474
Brown & Brown, Inc.	8,136	294,686
Bryn Mawr Bank Corp.	7,717	219,008
Cboe Global Markets, Inc.	2,435	217,324
Citizens Financial Group, Inc.	2,014	37,883
Columbia Banking System, Inc.	4,018	107,682
Dime Community Bancshares, Inc.	13,072	179,217
Discover Financial Svcs.	6,447	229,965
Ellington Financial, Inc.	23,756	135,647
Enterprise Financial Svcs. Corp.	7,783	217,223
Essent Group Ltd.	11,636	306,492
Everest Re Group Ltd.	1,533	294,979
Fifth Third Bancorp	19,964	296,466
First Interstate BancSystem, Inc. Cl A	10,664	307,550
First Merchants Corp.	3,270	86,622
First Republic Bank	2,736	225,118
Flushing Financial Corp.	9,355	124,983
Great Southern Bancorp, Inc.	3,382	136,633
Hartford Financial Svcs. Group, Inc.	10,575	372,663
Heritage Commerce Corp.	16,359	125,474
Houlihan Lokey, Inc. Cl A	3,785	197,274
IBERIABANK Corp.	2,727	98,608
Investors Bancorp, Inc.	12,028	96,104
iShares Micro-Cap ETF	1,382	92,635
KeyCorp	14,358	148,892
Lincoln National Corp.	2,118	55,746
M&T Bank Corp.	3,247	335,838
Marlin Business Svcs. Corp.	12,514	139,781
Moelis & Co. Cl A	6,938	194,958
National Bank Hldgs. Corp. Cl A	3,620	86,518
Northfield Bancorp, Inc.	16,133	180,529
Peoples Bancorp, Inc.	6,696	148,316
Primerica, Inc.	3,376	298,708
Progressive Corp.	3,704	273,503
Raymond James Financial, Inc.	2,401	151,744
Reinsurance Group of America, Inc. Cl A	1,633	137,400
RLI Corp.	1,803	158,538
Safety Insurance Group, Inc.	1,034	87,301
Selective Insurance Group, Inc.	9,414	467,876
Starwood Property Trust, Inc.	29,526	302,641
Sterling Bancorp	6,300	65,835
Stifel Financial Corp.	2,815	116,203
Stock Yards Bancorp, Inc.	15,917	460,479
SVB Financial Group*	369	55,748
Synchrony Financial	2,218	35,688
TriCo Bancshares	5,284	157,569
UMB Financial Corp.	3,689	171,096
Voya Financial, Inc.	10,836	439,400
Webster Financial Corp.	5,391	123,454
Wintrust Financial Corp.	1,281	42,094
Zions Bancorporation	4,682	125,290

		11,488,636

HEALTH CARE (5.4%)
ABIOMED, Inc.*	552	80,129
Acadia Healthcare Co., Inc.*	4,886	89,658
ACADIA Pharmaceuticals, Inc.*	5,023	212,222

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Acceleron Pharma, Inc.*	2,362	212,273
Agilent Technologies, Inc.	6,402	458,511
Alder Biopharmaceuticals, Inc. - contingent value rights*	6,072	5,343	††
Alnylam Pharmaceuticals, Inc.*	949	103,299
Amicus Therapeutics, Inc.*	9,495	87,734
Arrowhead Pharmaceuticals, Inc.*	2,519	72,472
Biohaven Pharmaceutical Hldg. Co. Ltd.*	2,228	75,819
Blueprint Medicines Corp.*	2,016	117,896
Boston Scientific Corp.*	747	24,375
CareDx, Inc.*	2,990	65,272
Centene Corp.*	7,148	424,663
Chemed Corp.	677	293,276
CRISPR Therapeutics AG*	1,808	76,677
DexCom, Inc.*	648	174,487
Emergent BioSolutions, Inc.*	6,684	386,736
Encompass Health Corp.	2,919	186,903
Esperion Therapeutics, Inc.*	1,579	49,786
Exact Sciences Corp.*	1,662	96,396
FibroGen, Inc.*	1,683	58,484
Global Blood Therapeutics, Inc.*	2,479	126,652
Globus Medical, Inc. Cl A*	3,495	148,642
Haemonetics Corp.*	995	99,162
HealthEquity, Inc.*	5,040	254,974
Hill-Rom Hldgs., Inc.	3,478	349,887
Horizon Therapeutics PLC*	10,520	311,602
Humana, Inc.	685	215,103
IDEXX Laboratories, Inc.*	544	131,778
Incyte Corp.*	1,409	103,181
Insmed, Inc.*	5,119	82,057
Insulet Corp.*	960	159,053
Intersect ENT, Inc.*	3,745	44,378
Invitae Corp.*	4,420	60,421
iRhythm Technologies, Inc.*	2,371	192,881
Karyopharm Therapeutics, Inc.*	6,765	129,956
Kodiak Sciences, Inc.*	1,096	52,279
Krystal Biotech, Inc.*	1,382	59,758
LHC Group, Inc.*	2,479	347,556
Madrigal Pharmaceuticals, Inc.*	1,035	69,097
Masimo Corp.*	1,544	273,473
Medpace Hldgs., Inc.*	1,179	86,515
Mettler-Toledo International, Inc.*	378	261,013
NanoString Technologies, Inc.*	2,340	56,277
Natera, Inc.*	3,861	115,289
Neogen Corp.*	2,330	156,087
NeoGenomics, Inc.*	6,517	179,934
Neurocrine Biosciences, Inc.*	1,513	130,950
Nevro Corp.*	1,170	116,977
Novocure Ltd.*	2,302	155,017
Omnicell, Inc.*	3,212	210,643
Orchard Therapeutics PLC*	3,780	28,463
Pacific Biosciences of California, Inc.*	17,791	54,441
Penumbra, Inc.*	1,234	199,081
Quidel Corp.*	2,032	198,750
Repligen Corp.*	3,076	296,957
Sage Therapeutics, Inc.*	2,318	66,573
SeaSpine Hldgs. Corp.*	9,456	77,255
Sientra, Inc.*	29,747	59,196
Simulations Plus, Inc.	5,237	182,876
STAAR Surgical Co.*	1,836	59,229
Supernus Pharmaceuticals, Inc.*	16,440	295,756
Syneos Health, Inc. Cl A*	4,530	178,573
Tabula Rasa HealthCare, Inc.*	2,825	147,719
Tactile Systems Technology, Inc.*	2,427	97,468

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Tandem Diabetes Care, Inc.*	3,236	208,237
Teladoc Health, Inc.*	2,395	371,249
Ultragenyx Pharmaceutical, Inc.*	1,693	75,220
US Physical Therapy, Inc.	1,481	102,189
Veeva Systems, Inc. Cl A*	2,246	351,207
Vericel Corp.*	17,959	164,684
Wright Medical Group NV*	6,321	181,097
Xencor, Inc.*	4,197	125,406
Zimmer Biomet Hldgs., Inc.	3,759	379,959
Zoetis, Inc. Cl A	1,503	176,888
Zogenix, Inc.*	2,382	58,907

		12,170,383

INDUSTRIALS (5.2%)
AAR Corp.	3,214	57,081
Alamo Group, Inc.	1,544	137,076
Alaska Air Group, Inc.	9,304	264,885
Applied Industrial Technologies, Inc.	2,043	93,406
Axon Enterprise, Inc.*	2,296	162,488
Brink’s Co.	4,980	259,209
Builders FirstSource, Inc.*	6,673	81,611
Carlisle Cos., Inc.	2,454	307,437
CH Robinson Worldwide, Inc.	1,814	120,087
Clean Harbors, Inc.*	1,305	66,999
Dover Corp.	2,863	240,320
EMCOR Group, Inc.	4,016	246,261
Encore Wire Corp.	6,963	292,376
EnPro Industries, Inc.	2,400	94,992
ESCO Technologies, Inc.	2,329	176,794
Exponent, Inc.	3,678	264,485
Generac Hldgs., Inc.*	3,635	338,673
Gorman-Rupp Co.	7,951	248,151
HEICO Corp. Cl A	2,762	176,492
Heidrick & Struggles International, Inc.	4,655	104,738
Hillenbrand, Inc.	9,025	172,468
Hubbell, Inc. Cl B	1,510	173,257
IAA, Inc.*	11,960	358,322
ICF International, Inc.	2,989	205,344
John Bean Technologies Corp.	1,602	118,980
Kirby Corp.*	3,753	163,143
Knoll, Inc.	3,858	39,814
Kratos Defense & Security Solutions, Inc.*	9,040	125,113
L-3 Harris Technologies, Inc.	5,047	909,066
Lennox International, Inc.	1,631	296,499
Mercury Systems, Inc.*	2,438	173,927
Miller Industries, Inc.	19,189	542,665
MSA Safety, Inc.	499	50,499
Mueller Industries, Inc.	28,747	688,203
Old Dominion Freight Line, Inc.	5,287	693,972
Oshkosh Corp.	2,348	151,047
Quad/Graphics, Inc.	4,461	11,242
Quanta Svcs., Inc.	4,679	148,465
Rockwell Automation, Inc.	1,673	252,472
Roper Technologies, Inc.	614	191,451
Saia, Inc.*	1,763	129,652
Simpson Manufacturing Co., Inc.	4,006	248,292
Spirit Airlines, Inc.*	5,764	74,298
SPX FLOW, Inc.*	3,012	85,601
Stanley Black & Decker, Inc.	1,387	138,701
Stericycle, Inc.*	3,131	152,104
Teledyne Technologies, Inc.*	755	224,439
TransUnion	2,328	154,067
Trex Co., Inc.*	5,219	418,251
Universal Forest Products, Inc.	5,369	199,673

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

US Ecology, Inc.	2,497	75,909
Vicor Corp.*	1,209	53,849
VSE Corp.	10,759	176,340
Werner Enterprises, Inc.	5,488	198,995
Willdan Group, Inc.*	4,764	101,807

		11,631,488

INFORMATION TECHNOLOGY (6.2%)
Advanced Micro Devices, Inc.*	3,510	159,635
Akoustis Technologies, Inc.*	15,215	81,704
Altair Engineering, Inc. Cl A*	2,392	63,388
Amphenol Corp. Cl A	3,749	273,227
Analog Devices, Inc.	3,331	298,624
Anixter International, Inc.*	1,810	159,045
Blackline, Inc.*	2,494	131,209
Cabot Microelectronics Corp.	1,023	116,765
Cardtronics PLC Cl A*	8,673	181,439
CDW Corp.	1,005	93,736
Ciena Corp.*	2,349	93,514
Cirrus Logic, Inc.*	1,640	107,633
Cloudera, Inc.*	19,730	155,275
Cohu, Inc.	13,375	165,582
Cornerstone OnDemand, Inc.*	2,448	77,724
DXC Technology Co.	2,345	30,603
EchoStar Corp. Cl A*	2,339	74,778
Enphase Energy, Inc.*	6,662	215,116
EPAM Systems, Inc.*	1,301	241,544
Euronet Worldwide, Inc.*	2,336	200,242
Everspin Technologies, Inc.*	15,006	39,316
Fiserv, Inc.*	4,449	422,611
Five9, Inc.*	7,186	549,442
Global Payments, Inc.	3,734	538,555
Globant S.A.*	1,367	120,132
Guidewire Software, Inc.*	2,155	170,913
II-VI, Inc.*	10,296	293,436
Itron, Inc.*	1,950	108,868
KEMET Corp.	8,062	194,778
Keysight Technologies, Inc.*	1,431	119,746
KLA Corp.	1,560	224,235
Lam Research Corp.	566	135,840
Lattice Semiconductor Corp.*	5,938	105,815
LivePerson, Inc.*	5,962	135,636
LogMeIn, Inc.	1,166	97,104
Lumentum Hldgs., Inc.*	4,499	331,576
ManTech International Corp. Cl A	2,689	195,409
MAXIMUS, Inc.	2,861	166,510
MaxLinear, Inc. Cl A*	8,686	101,366
Microchip Technology, Inc.	1,885	127,803
MKS Instruments, Inc.	3,803	309,754
Monolithic Power Systems, Inc.	1,140	190,904
Motorola Solutions, Inc.	1,927	256,137
New Relic, Inc.*	2,338	108,109
Nokia OYJ	15,428	47,827
NortonLifeLock, Inc.	3,893	72,838
Novanta, Inc.*	2,018	161,198
Okta, Inc. Cl A*	1,527	186,691
Palo Alto Networks, Inc.*	750	122,970
Perficient, Inc.*	6,671	180,717
Perspecta, Inc.	10,624	193,782
Ping Identity Hldg. Corp.*	4,640	92,893
Plexus Corp.*	1,698	92,643
Proofpoint, Inc.*	4,230	433,956
PTC, Inc.*	4,745	290,441
Pure Storage, Inc. Cl A*	14,830	182,409

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Q2 Hldgs., Inc.*	2,638	155,800
Qorvo, Inc.*	1,408	113,527
Rapid7, Inc.*	7,471	323,718
Richardson Electronics Ltd.*	35,112	134,479
RingCentral, Inc. Cl A*	507	107,438
Rogers Corp.*	681	64,300
SailPoint Technologies Hldg., Inc.*	7,903	120,284
Science Applications International Corp.	2,113	157,693
Semtech Corp.*	2,157	80,888
Sequans Communications S.A.*	14,360	73,092
Silicon Laboratories, Inc.*	1,849	157,923
SiTime Corp.*	3,302	71,885
Splunk, Inc.*	2,642	333,500
Synaptics, Inc.*	1,500	86,805
SYNNEX Corp.	3,060	223,685
Synopsys, Inc.*	1,779	229,118
Twilio, Inc. Cl A*	1,636	146,406
ViaSat, Inc.*	7,843	281,720
Virtusa Corp.*	3,215	91,306
Western Digital Corp.	1,504	62,596
Xilinx, Inc.	1,797	140,059
Xperi Corp.	8,971	124,787
Xura, Inc.*	5,707	169,603	††
Zendesk, Inc.*	4,994	319,666

		13,793,421

MATERIALS (1.9%)
Ashland Global Hldgs., Inc.	2,739	137,142
Berry Global Group, Inc.*	1,414	47,666
Boise Cascade Co.	3,410	81,090
Cleveland-Cliffs, Inc.	29,052	114,756
Coeur Mining, Inc.*	7,120	22,855
Crown Hldgs., Inc.*	11,591	672,742
Ferroglobe Representation & Warranty Insurance Trust*	6,080	0	††
FMC Corp.	1,380	112,733
Freeport-McMoRan, Inc.	16,048	108,324
Innospec, Inc.	1,834	127,445
International Flavors & Fragrances, Inc.	2,151	219,575
International Paper Co.	3,630	113,002
Mosaic Co.	2,665	28,835
Newmont Goldcorp Corp.	13,114	593,801
Nucor Corp.	2,107	75,894
Olin Corp.	13,675	159,587
Packaging Corp. of America	6,789	589,489
PolyOne Corp.	9,324	176,876
Quaker Chemical Corp.	994	125,522
Royal Gold, Inc.	1,646	144,371
Steel Dynamics, Inc.	3,387	76,343
US Concrete, Inc.*	4,260	77,276
Valvoline, Inc.	18,191	238,120
Vulcan Materials Co.	2,131	230,297

		4,273,741

REAL ESTATE (3.9%)
Alexander’s, Inc.	630	173,848
American Campus Communities, Inc.	3,200	88,800
Americold Realty Trust	3,744	127,446
Apartment Investment & Management Co. Cl A	4,150	145,873
AvalonBay Communities, Inc.	1,124	165,419
Brandywine Realty Trust	49,583	521,613
Camden Property Trust	2,501	198,179
Chatham Lodging Trust	5,123	30,431
Consolidated-Tomoka Land Co.	1,785	80,914
Cousins Properties, Inc.	8,394	245,692
Duke Realty Corp.	24,811	803,381

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Easterly Government Properties, Inc.	37,004	911,779
Equity LifeStyle Properties, Inc.	1,794	103,119
Essex Property Trust, Inc.	636	140,072
GEO Group, Inc.	23,284	283,133
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,799	57,128
Highwoods Properties, Inc.	6,607	234,020
Host Hotels & Resorts, Inc.	15,594	172,158
Industrial Logistics Properties Trust	9,711	170,331
JBG SMITH Properties	5,823	185,346
Kilroy Realty Corp.	7,258	462,335
Medical Properties Trust, Inc.	15,373	265,799
National Storage Affiliates Trust	2,565	75,924
NexPoint Residential Trust, Inc.	816	20,571
Park Hotels & Resorts, Inc.	3,128	24,742
Physicians Realty Trust	8,439	117,640
Prologis, Inc.	3,086	248,021
QTS Realty Trust, Inc. Cl A	3,246	188,300
Redfin Corp.*	5,979	92,196
Regency Centers Corp.	937	36,009
RLJ Lodging Trust	2,089	16,127
Sabra Health Care REIT, Inc.	9,927	108,403
SBA Communications Corp. Cl A	2,175	587,185
Spirit Realty Capital, Inc.	6,517	170,420
Sun Communities, Inc.	2,562	319,866
Terreno Realty Corp.	14,593	755,188
Urstadt Biddle Properties, Inc. Cl A	3,466	48,871
Vornado Realty Trust	1,704	61,702
Welltower, Inc.	2,995	137,111
Weyerhaeuser Co.	3,334	56,511

		8,631,603

UTILITIES (2.9%)
AES Corp.	9,337	126,983
Ameren Corp.	3,995	290,955
American States Water Co.	1,893	154,734
Avista Corp.	7,026	298,534
Black Hills Corp.	3,852	246,644
Chesapeake Utilities Corp.	2,802	240,159
Consolidated Edison, Inc.	3,097	241,566
Edison International	3,838	210,284
Entergy Corp.	2,467	231,824
Evergy, Inc.	9,433	519,286
Eversource Energy	2,322	181,603
FirstEnergy Corp.	10,734	430,112
Fortis, Inc.	10,071	388,237
IDACORP, Inc.	2,416	212,101
NiSource, Inc.	25,104	626,846
Northwest Natural Hldg. Co.	2,067	127,637
NorthWestern Corp.	3,372	201,747
PNM Resources, Inc.	6,528	248,064
Portland General Electric Co.	6,302	302,118
PPL Corp.	6,257	154,423
Public Svc. Enterprise Group, Inc.	5,685	255,314
Sempra Energy	4,565	515,800
Spire, Inc.	2,512	187,093

		6,392,064

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $90,887,819) 36.0%		80,461,724

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.7%)
Citibank, New York Time Deposit	0.15	04/01/20	8,180,635	8,180,635

TOTAL TEMPORARY CASH INVESTMENT (Cost: $8,180,635) 3.7%				8,180,635

TOTAL INVESTMENTS (Cost: $198,488,751) 100.0%				223,597,048

OTHER NET ASSETS 0.0% (2)				16,416

NET ASSETS 100.0%				$223,613,464

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	463,447	1,130,810
TEGNA, Inc.	291,959	3,170,675

		4,301,485

CONSUMER DISCRETIONARY (5.9%)
Bloomin’ Brands, Inc.	318,390	2,273,305
Caleres, Inc.	232,623	1,209,640
Capri Hldgs. Ltd.*	132,680	1,431,617
Haverty Furniture Cos., Inc.	123,647	1,470,163
Johnson Outdoors, Inc. Cl A	13,610	853,347
Marriott Vacations Worldwide Corp.	80,386	4,467,854
Meritage Homes Corp.*	25,930	946,704
Playa Hotels & Resorts NV*	267,217	467,630
Sonic Automotive, Inc. Cl A	185,458	2,462,882
Williams-Sonoma, Inc.	37,460	1,592,799
ZAGG, Inc.*	536,618	1,668,882

		18,844,823

CONSUMER STAPLES (1.6%)
Crimson Wine Group Ltd.*	608,597	3,557,250
Vector Group Ltd.	185,893	1,751,112

		5,308,362

ENERGY (2.0%)
CrossAmerica Partners LP*	114,018	918,985
Matrix Svc. Co.*	120,500	1,141,135
Noble Energy, Inc.	166,260	1,004,210
PBF Energy, Inc. Cl A	336,115	2,379,694
PDC Energy, Inc.*	66,534	413,176
ProPetro Hldg. Corp.*	260,913	652,283

		6,509,483

FINANCIALS (27.7%)
American Equity Investment Life Hldg. Co.	215,335	4,048,298
Argo Group International Hldgs. Ltd.	74,826	2,773,052
BancFirst Corp.	112,861	3,766,172
Bank of Marin Bancorp	55,668	1,670,040
Banner Corp.	114,095	3,769,699
Blackstone Mortgage Trust, Inc. Cl A	74,673	1,390,411
Brookline Bancorp, Inc.	480,500	5,420,040
Bryn Mawr Bank Corp.	134,774	3,824,886
Columbia Banking System, Inc.	66,652	1,786,274
Dime Community Bancshares, Inc.	224,464	3,077,401
Ellington Financial, Inc.	393,489	2,246,822
Enterprise Financial Svcs. Corp.	134,946	3,766,343
Essent Group Ltd.	131,885	3,473,851
First Interstate BancSystem, Inc. Cl A	185,028	5,336,208
Flushing Financial Corp.	159,981	2,137,346
Great Southern Bancorp, Inc.	59,439	2,401,336
Heritage Commerce Corp.	272,278	2,088,372
IBERIABANK Corp.	45,958	1,661,841
Investors Bancorp, Inc.	198,423	1,585,400
Marlin Business Svcs. Corp.	214,482	2,395,764
Northfield Bancorp, Inc.	277,290	3,102,875
Peoples Bancorp, Inc.	116,181	2,573,409
Safety Insurance Group, Inc.	17,257	1,457,008
Selective Insurance Group, Inc.	118,338	5,881,399
Sterling Bancorp	104,534	1,092,380
Stifel Financial Corp.	47,629	1,966,125
Stock Yards Bancorp, Inc.	269,885	7,807,773
TriCo Bancshares	92,234	2,750,418
UMB Financial Corp.	64,775	3,004,264
Wintrust Financial Corp.	21,523	707,246

		88,962,453

HEALTH CARE (3.7%)
Acadia Healthcare Co., Inc.*	81,385	1,493,415
NanoString Technologies, Inc.*	39,660	953,823
Pacific Biosciences of California, Inc.*	301,102	921,372
SeaSpine Hldgs. Corp.*	160,138	1,308,327

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Sientra, Inc.*	217,158	432,144
Supernus Pharmaceuticals, Inc.*	203,153	3,654,723
Syneos Health, Inc. Cl A*	35,840	1,412,813
Vericel Corp.*	180,731	1,657,303

		11,833,920

INDUSTRIALS (13.4%)
AAR Corp.	54,288	964,155
Builders FirstSource, Inc.*	111,440	1,362,911
Encore Wire Corp.	107,520	4,514,765
EnPro Industries, Inc.	39,920	1,580,034
Hillenbrand, Inc.	155,285	2,967,496
ICF International, Inc.	12,930	888,291
Kratos Defense & Security Solutions, Inc.*	152,740	2,113,922
Miller Industries, Inc.	325,021	9,191,594
Mueller Industries, Inc.	345,532	8,272,036
Quad/Graphics, Inc.	73,994	186,465
Spirit Airlines, Inc.*	100,507	1,295,535
Universal Forest Products, Inc.	90,955	3,382,616
VSE Corp.	179,052	2,934,662
Werner Enterprises, Inc.	93,127	3,376,785

		43,031,267

INFORMATION TECHNOLOGY (12.8%)
Anixter International, Inc.*	30,382	2,669,666
Cardtronics PLC Cl A*	65,491	1,370,072
Cirrus Logic, Inc.*	27,410	1,798,918
Cloudera, Inc.*	188,140	1,480,662
Cohu, Inc.	104,534	1,294,131
EchoStar Corp. Cl A*	40,260	1,287,112
Enphase Energy, Inc.*	10,940	353,253
Everspin Technologies, Inc.*	120,167	314,838
II-VI, Inc.*	75,344	2,147,304
KEMET Corp.	134,313	3,245,002
Lumentum Hldgs., Inc.*	35,937	2,648,557
ManTech International Corp. Cl A	45,416	3,300,381
MKS Instruments, Inc.	18,305	1,490,942
Perficient, Inc.*	24,526	664,409
Perspecta, Inc.	119,736	2,183,985
Plexus Corp.*	28,636	1,562,380
Richardson Electronics Ltd.*	593,607	2,273,515
Sequans Communications S.A.*	226,544	1,153,109
Synaptics, Inc.*	25,030	1,448,486
SYNNEX Corp.	51,003	3,728,319
ViaSat, Inc.*	23,461	842,719
Xperi Corp.	149,452	2,078,877
Xura, Inc.*	64,122	1,905,603	††

		41,242,240

MATERIALS (3.0%)
Berry Global Group, Inc.*	23,496	792,050
Boise Cascade Co.	58,104	1,381,713
Cleveland-Cliffs, Inc.	508,794	2,009,736
Coeur Mining, Inc.*	120,940	388,218
LyondellBasell Industries - contingent value rights*	448	0	††
Olin Corp.	65,910	769,170
PolyOne Corp.	155,063	2,941,545
US Concrete, Inc.*	71,290	1,293,201

		9,575,633

REAL ESTATE (11.9%)
Alexander’s, Inc.	6,487	1,790,088
Chatham Lodging Trust	86,529	513,982
Consolidated-Tomoka Land Co.	31,229	1,415,611
Cousins Properties, Inc.	141,544	4,142,993
Easterly Government Properties, Inc.	279,560	6,888,358
GEO Group, Inc.	289,794	3,523,895
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	50,213	1,024,847
Highwoods Properties, Inc.	111,984	3,966,473
Industrial Logistics Properties Trust	166,142	2,914,131
JBG SMITH Properties	97,646	3,108,072
Medical Properties Trust, Inc.	259,409	4,485,182

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Park Hotels & Resorts, Inc.	52,060	411,795
RLJ Lodging Trust	34,799	268,648
Sabra Health Care REIT, Inc.	167,566	1,829,821
Spirit Realty Capital, Inc.	46,667	1,220,342
Urstadt Biddle Properties, Inc. Cl A	59,222	835,030

		38,339,268

UTILITIES (9.5%)
Avista Corp.	118,460	5,033,365
Black Hills Corp.	64,973	4,160,221
IDACORP, Inc.	40,772	3,579,374
Northwest Natural Hldg. Co.	34,991	2,160,694
NorthWestern Corp.	56,183	3,361,429
PNM Resources, Inc.	108,458	4,121,404
Portland General Electric Co.	105,640	5,064,382
Spire, Inc.	42,489	3,164,581

		30,645,450

TOTAL COMMON STOCKS (Cost: $397,224,011) 92.8%		298,594,384

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.0%)
National Rural Utilities	A-1	0.25	04/01/20	6,000,000	6,000,000
United Parcel Svc., Inc.†	A-1	0.07	04/15/20	10,000,000	9,999,728

					15,999,728

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,999,728) 5.0%					15,999,728

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.8%)
Citibank, New York Time Deposit		0.15	04/01/20	5,831,411	5,831,411

TOTAL TEMPORARY CASH INVESTMENT (Cost: $5,831,411) 1.8%					5,831,411

TOTAL INVESTMENTS (Cost: $419,055,150) 99.6%					320,425,523

OTHER NET ASSETS 0.4%					1,221,893

NET ASSETS 100.0%					$321,647,416

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.2%)
Cardlytics, Inc.*	21,463	750,347
Cogent Communications Hldgs., Inc.	41,570	3,407,493
Shenandoah Telecommunications Co.	113,229	5,576,528
World Wrestling Entertainment, Inc. Cl A	25,887	878,346
Zynga, Inc. Cl A*	518,152	3,549,341

		14,162,055

CONSUMER DISCRETIONARY (8.0%)
Bloomin’ Brands, Inc.	364,951	2,605,750
Chegg, Inc.*	93,238	3,336,056
Dave & Buster’s Entertainment, Inc.	141,738	1,853,933
Eldorado Resorts, Inc.*	62,555	900,792
Etsy, Inc.*	40,500	1,556,820
Five Below, Inc.*	83,271	5,860,613
Fox Factory Hldg. Corp.*	26,490	1,112,580
Lithia Motors, Inc. Cl A	39,590	3,238,066
Marriott Vacations Worldwide Corp.	32,610	1,812,464
Red Rock Resorts, Inc. Cl A	267,348	2,285,825
Skyline Champion Corp.*	131,465	2,061,371
Sonos, Inc.*	180,899	1,534,023
Steven Madden Ltd.	199,142	4,626,069
Thor Industries, Inc.	38,927	1,641,941
Williams-Sonoma, Inc.	36,326	1,544,582

		35,970,885

CONSUMER STAPLES (1.8%)
Freshpet, Inc.*	62,353	3,982,486
WD-40 Co.	19,389	3,894,281

		7,876,767

ENERGY (0.1%)
Kosmos Energy Ltd.	617,593	553,116

FINANCIALS (5.3%)
Essent Group Ltd.	69,076	1,819,462
First Merchants Corp.	60,703	1,608,022
Houlihan Lokey, Inc. Cl A	70,104	3,653,820
iShares Micro-Cap ETF	25,470	1,707,254
Moelis & Co. Cl A	130,396	3,664,128
National Bank Hldgs. Corp. Cl A	67,253	1,607,347
Primerica, Inc.	36,113	3,195,278
RLI Corp.	34,325	3,018,197
Selective Insurance Group, Inc.	46,604	2,316,219
Starwood Property Trust, Inc.	136,775	1,401,944

		23,991,671

HEALTH CARE (29.5%)
ACADIA Pharmaceuticals, Inc.*	94,151	3,977,880
Acceleron Pharma, Inc.*	43,993	3,953,651
Alder Biopharmaceuticals, Inc. - contingent value rights*	102,015	89,773	††
Amicus Therapeutics, Inc.*	182,033	1,681,985
Arrowhead Pharmaceuticals, Inc.*	46,663	1,342,495
Biohaven Pharmaceutical Hldg. Co. Ltd.*	41,436	1,410,067
Blueprint Medicines Corp.*	38,064	2,225,983
CareDx, Inc.*	55,596	1,213,661
CRISPR Therapeutics AG*	33,702	1,429,302
Emergent BioSolutions, Inc.*	128,348	7,426,215
Esperion Therapeutics, Inc.*	29,427	927,833
FibroGen, Inc.*	32,014	1,112,486
Global Blood Therapeutics, Inc.*	45,725	2,336,090
Globus Medical, Inc. Cl A*	65,656	2,792,350
Haemonetics Corp.*	17,913	1,785,210
HealthEquity, Inc.*	94,008	4,755,865
Horizon Therapeutics PLC*	89,049	2,637,631

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Insmed, Inc.*	94,493	1,514,723
Insulet Corp.*	17,821	2,952,583
Intersect ENT, Inc.*	72,269	856,388
Invitae Corp.*	82,191	1,123,551
iRhythm Technologies, Inc.*	45,271	3,682,796
Karyopharm Therapeutics, Inc.*	126,166	2,423,649
Kodiak Sciences, Inc.*	20,454	975,656
Krystal Biotech, Inc.*	25,770	1,114,295
LHC Group, Inc.*	46,236	6,482,287
Madrigal Pharmaceuticals, Inc.*	19,304	1,288,735
Masimo Corp.*	17,106	3,029,815
Medpace Hldgs., Inc.*	21,585	1,583,907
Natera, Inc.*	71,988	2,149,562
Neogen Corp.*	44,378	2,972,882
NeoGenomics, Inc.*	121,864	3,364,665
Neurocrine Biosciences, Inc.*	14,184	1,227,625
Nevro Corp.*	21,662	2,165,767
Novocure Ltd.*	43,171	2,907,135
Omnicell, Inc.*	59,868	3,926,143
Orchard Therapeutics PLC*	70,505	530,903
Quidel Corp.*	37,935	3,710,422
Repligen Corp.*	57,358	5,537,341
Sage Therapeutics, Inc.*	19,450	558,604
Sientra, Inc.*	319,089	634,987
Simulations Plus, Inc.	100,766	3,518,749
STAAR Surgical Co.*	35,338	1,140,004
Supernus Pharmaceuticals, Inc.*	82,673	1,487,287
Syneos Health, Inc. Cl A*	44,334	1,747,646
Tabula Rasa HealthCare, Inc.*	53,271	2,785,541
Tactile Systems Technology, Inc.*	44,090	1,770,654
Tandem Diabetes Care, Inc.*	60,171	3,872,004
Teladoc Health, Inc.*	45,235	7,011,877
Ultragenyx Pharmaceutical, Inc.*	32,048	1,423,893
US Physical Therapy, Inc.	27,826	1,919,994
Vericel Corp.*	135,712	1,244,479
Wright Medical Group NV*	120,861	3,462,668
Xencor, Inc.*	82,547	2,466,504
Zogenix, Inc.*	43,465	1,074,889

		132,739,087

INDUSTRIALS (15.5%)
Alamo Group, Inc.	28,802	2,557,042
Alaska Air Group, Inc.	16,426	467,648
Applied Industrial Technologies, Inc.	37,973	1,736,126
Axon Enterprise, Inc.*	42,649	3,018,270
Brink’s Co.	50,129	2,609,214
EMCOR Group, Inc.	64,381	3,947,843
ESCO Technologies, Inc.	43,890	3,331,690
Exponent, Inc.	68,330	4,913,610
Generac Hldgs., Inc.*	70,046	6,526,186
Gorman-Rupp Co.	153,322	4,785,180
Heidrick & Struggles International, Inc.	87,291	1,964,048
IAA, Inc.*	99,802	2,990,068
ICF International, Inc.	41,587	2,857,027
John Bean Technologies Corp.	30,249	2,246,593
Knoll, Inc.	71,635	739,273
Mercury Systems, Inc.*	44,538	3,177,341
MSA Safety, Inc.	9,585	970,002
Saia, Inc.*	32,586	2,396,374
Simpson Manufacturing Co., Inc.	75,314	4,667,962
SPX FLOW, Inc.*	54,853	1,558,922
Trex Co., Inc.*	97,887	7,844,664
US Ecology, Inc.	45,578	1,385,571
Vicor Corp.*	22,596	1,006,426
Willdan Group, Inc.*	88,676	1,895,006

		69,592,086

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

INFORMATION TECHNOLOGY (19.0%)
Akoustis Technologies, Inc.*	287,029	1,541,346
Altair Engineering, Inc. Cl A*	43,036	1,140,454
Blackline, Inc.*	46,187	2,429,898
Cabot Microelectronics Corp.	18,561	2,118,553
Cardtronics PLC Cl A*	89,668	1,875,855
Cloudera, Inc.*	162,885	1,281,905
Cohu, Inc.	129,382	1,601,749
Cornerstone OnDemand, Inc.*	46,378	1,472,501
Enphase Energy, Inc.*	112,116	3,620,226
Everspin Technologies, Inc.*	150,013	393,034
Five9, Inc.*	132,525	10,132,862
Globant S.A.*	25,341	2,226,967
II-VI, Inc.*	111,533	3,178,691
Itron, Inc.*	36,664	2,046,951
Lattice Semiconductor Corp.*	108,917	1,940,901
LivePerson, Inc.*	111,176	2,529,254
Lumentum Hldgs., Inc.*	45,261	3,335,736
MAXIMUS, Inc.	53,435	3,109,917
MaxLinear, Inc. Cl A*	161,939	1,889,828
New Relic, Inc.*	43,602	2,016,156
Novanta, Inc.*	36,120	2,885,266
Perficient, Inc.*	75,911	2,056,429
Ping Identity Hldg. Corp.*	86,249	1,726,705
Proofpoint, Inc.*	27,280	2,798,655
Pure Storage, Inc. Cl A*	120,201	1,478,472
Q2 Hldgs., Inc.*	49,248	2,908,587
Rapid7, Inc.*	139,340	6,037,602
Rogers Corp.*	12,739	1,202,816
SailPoint Technologies Hldg., Inc.*	146,015	2,222,348
Science Applications International Corp.	39,675	2,960,945
Semtech Corp.*	39,533	1,482,488
Silicon Laboratories, Inc.*	33,693	2,877,719
SiTime Corp.*	62,566	1,362,062
ViaSat, Inc.*	53,620	1,926,030
Virtusa Corp.*	59,401	1,686,988

		85,495,896

MATERIALS (2.1%)
Ferroglobe Representation & Warranty Insurance Trust*	72,345	0	††
Innospec, Inc.	33,755	2,345,637
Quaker Chemical Corp.	18,361	2,318,629
Royal Gold, Inc.	31,511	2,763,831
Valvoline, Inc.	170,113	2,226,781

		9,654,878

REAL ESTATE (5.6%)
Easterly Government Properties, Inc.	390,489	9,621,649
National Storage Affiliates Trust	49,399	1,462,210
NexPoint Residential Trust, Inc.	15,096	380,570
Physicians Realty Trust	156,697	2,184,356
QTS Realty Trust, Inc. Cl A	54,250	3,147,043
Redfin Corp.*	113,040	1,743,077
Terreno Realty Corp.	126,636	6,553,413

		25,092,318

UTILITIES (1.6%)
American States Water Co.	35,361	2,890,408
Chesapeake Utilities Corp.	52,135	4,468,491

		7,358,899

TOTAL COMMON STOCKS (Cost: $441,807,924) 91.7%		412,487,658

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (6.7%)
National Rural Utilities	A-1	0.25	04/01/20	10,000,000	10,000,000
United Parcel Svc., Inc.†	A-1	0.07	04/15/20	20,000,000	19,999,456

					29,999,456

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,999,456) 6.7%					29,999,456

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.6%)
Citibank, New York Time Deposit		0.15	04/01/20	7,232,279	7,232,279

TOTAL TEMPORARY CASH INVESTMENT (Cost: $7,232,279) 1.6%					7,232,279

TOTAL INVESTMENTS (Cost: $479,039,659) 100.0%					449,719,393

OTHER NET ASSETS 0.0% (2)					42,677

NET ASSETS 100.0%					$449,762,070

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.7%)
ATN International, Inc.	393	23,073
Cincinnati Bell, Inc.*	1,998	29,251
Cogent Communications Hldgs., Inc.	1,647	135,005
Consolidated Communications Hldgs., Inc.	2,711	12,335
EW Scripps Co. Cl A	2,133	16,083
Gannett Co., Inc.	5,147	7,617
Glu Mobile, Inc.*	4,514	28,393
Iridium Communications, Inc.*	3,791	84,653
Marcus Corp.	904	11,137
QuinStreet, Inc.*	1,796	14,458
Scholastic Corp.	1,191	30,359
Shenandoah Telecommunications Co.	1,843	90,768
Spok Hldgs., Inc.	682	7,290
TechTarget, Inc.*	902	18,590
Vonage Hldgs. Corp.*	9,268	67,008

		576,020

CONSUMER DISCRETIONARY (11.0%)
Abercrombie & Fitch Co. Cl A	2,485	22,589
American Axle & Manufacturing Hldgs., Inc.*	4,401	15,888
American Public Education, Inc.*	604	14,454
America’s Car-Mart, Inc.*	250	14,087
Asbury Automotive Group, Inc.*	761	42,030
Barnes & Noble Education, Inc.*	1,581	2,150
Big Lots, Inc.	1,608	22,866
BJ’s Restaurants, Inc.	759	10,542
Bloomin’ Brands, Inc.	3,534	25,233
Boot Barn Hldgs., Inc.*	1,116	14,430
Buckle, Inc.	1,138	15,602
Caleres, Inc.	1,641	8,533
Callaway Golf Co.	3,735	38,172
Cato Corp. Cl A	842	8,984
Cavco Industries, Inc.*	342	49,569
Century Communities, Inc.*	1,127	16,353
Chico’s FAS, Inc.	4,625	5,966
Children’s Place, Inc.	575	11,247
Chuy’s Hldgs., Inc.*	668	6,727
Conn’s, Inc.*	752	3,143
Cooper Tire & Rubber Co.	1,949	31,769
Cooper-Standard Hldgs., Inc.*	648	6,655
Core-Mark Hldg. Co., Inc.	1,761	50,312
Crocs, Inc.*	2,841	48,269
Dave & Buster’s Entertainment, Inc.	1,266	16,559
Designer Brands, Inc. Cl A	2,236	11,135
Dine Brands Global, Inc.	666	19,101
Dorman Products, Inc.*	1,163	64,279
El Pollo Loco Hldgs., Inc.*	806	6,811
Ethan Allen Interiors, Inc.	960	9,811
Express, Inc.*	2,629	3,917
Fiesta Restaurant Group, Inc.*	798	3,216
Fossil Group, Inc.*	1,850	6,086
Fox Factory Hldg. Corp.*	1,513	63,546
GameStop Corp. Cl A*	2,720	9,520
Garrett Motion, Inc.*	3,024	8,649
Genesco, Inc.*	544	7,257
Gentherm, Inc.*	1,269	39,847
G-III Apparel Group Ltd.*	1,684	12,967
Group 1 Automotive, Inc.	695	30,761
Guess?, Inc.	1,635	11,069
Haverty Furniture Cos., Inc.	705	8,382
Hibbett Sports, Inc.*	708	7,742

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Installed Building Products, Inc.*	834	33,252
iRobot Corp.*	1,116	45,644
JC Penney Co., Inc.*	11,607	4,178
Kontoor Brands, Inc.	1,779	34,103
La-Z-Boy, Inc.	1,817	37,339
LCI Industries	1,002	66,964
LGI Homes, Inc.*	878	39,642
Liquidity Svcs., Inc.*	1,040	4,035
Lithia Motors, Inc. Cl A	912	74,592
Lumber Liquidators Hldgs., Inc.*	1,143	5,361
M/I Homes, Inc.*	1,107	18,299
MarineMax, Inc.*	886	9,232
MDC Hldgs., Inc.	1,932	44,822
Meritage Homes Corp.*	1,434	52,355
Michaels Cos., Inc.*	3,019	4,891
Monarch Casino & Resort, Inc.*	466	13,081
Monro, Inc.	1,290	56,515
Motorcar Parts of America, Inc.*	726	9,133
Movado Group, Inc.	629	7,435
Office Depot, Inc.	21,109	34,619
Oxford Industries, Inc.	672	24,367
Perdoceo Education Corp.*	2,720	29,349
PetMed Express, Inc.	796	22,909
Red Robin Gourmet Burgers, Inc.*	521	4,439
Regis Corp.*	929	5,490
Rent-A-Center, Inc.	1,977	27,955
Ruth’s Hospitality Group, Inc.	1,127	7,528
Shake Shack, Inc. Cl A*	1,250	47,175
Shoe Carnival, Inc.	350	7,269
Shutterstock, Inc.	754	24,249
Signet Jewelers Ltd.	2,097	13,526
Sleep Number Corp.*	1,131	21,670
Sonic Automotive, Inc. Cl A	979	13,001
Stamps.com, Inc.*	646	84,032
Standard Motor Products, Inc.	784	32,591
Steven Madden Ltd.	3,058	71,037
Strategic Education, Inc.	885	123,688
Sturm Ruger & Co., Inc.	643	32,735
Tailored Brands, Inc.	2,167	3,771
TopBuild Corp.*	1,339	95,926
Tupperware Brands Corp.	1,971	3,193
Unifi, Inc.*	606	6,999
Universal Electronics, Inc.*	547	20,988
Vera Bradley, Inc.*	908	3,741
Vista Outdoor, Inc.*	2,291	20,161
Wingstop, Inc.	1,169	93,169
Winnebago Industries, Inc.	1,334	37,098
Wolverine World Wide, Inc.	3,160	48,032
Zumiez, Inc.*	828	14,341

		2,362,146

CONSUMER STAPLES (3.7%)
Andersons, Inc.	1,282	24,037
B&G Foods, Inc.	2,509	45,388
Calavo Growers, Inc.	658	37,960
Cal-Maine Foods, Inc.	1,179	51,852
Central Garden & Pet Co. Cl A*	391	10,753
Central Garden & Pet Co. Cl A*	1,611	41,193
Chefs’ Warehouse, Inc.*	1,013	10,201
Coca-Cola Consolidated, Inc.	183	38,161
Fresh Del Monte Produce, Inc.	1,166	32,193
Inter Parfums, Inc.	695	32,213
J&J Snack Foods Corp.	587	71,027
John B Sanfilippo & Son, Inc.	350	31,290
Medifast, Inc.	460	28,750
MGP Ingredients, Inc.	509	13,687
National Beverage Corp.*	457	19,491
PriceSmart, Inc.	884	46,454
Seneca Foods Corp. Cl A*	270	10,741

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

SpartanNash Co.	1,390	19,905
United Natural Foods, Inc.*	2,204	20,233
Universal Corp.	973	43,016
USANA Health Sciences, Inc.*	506	29,227
Vector Group Ltd.	4,592	43,257
WD-40 Co.	547	109,865

		810,894

ENERGY (1.8%)
Archrock, Inc.	4,918	18,492
Bonanza Creek Energy, Inc.*	711	7,999
Callon Petroleum Co.*	15,391	8,433
CONSOL Energy, Inc.*	1,050	3,874
Denbury Resources, Inc.*	19,295	3,562
Diamond Offshore Drilling, Inc.*	2,586	4,732
DMC Global, Inc.	577	13,277
Dorian LPG Ltd.*	1,141	9,938
Dril-Quip, Inc.*	1,407	42,913
Era Group, Inc.*	776	4,136
Exterran Corp.*	1,114	5,347
Geospace Technologies Corp.*	549	3,514
Green Plains, Inc.	1,341	6,504
Gulfport Energy Corp.*	5,871	2,611
Helix Energy Solutions Group, Inc.*	5,521	9,054
HighPoint Resources Corp.*	4,336	824
KLX Energy Svcs. Hldgs., Inc.*	828	580
Laredo Petroleum, Inc.*	6,978	2,650
Matrix Svc. Co.*	1,083	10,256
Nabors Industries Ltd.	13,268	5,176
Newpark Resources, Inc.*	3,477	3,119
Noble Corp. PLC*	9,839	2,558
Oasis Petroleum, Inc.*	11,386	3,985
Oceaneering International, Inc.*	3,953	11,622
Oil States International, Inc.*	2,484	5,043
Par Pacific Hldgs., Inc.*	1,459	10,359
PDC Energy, Inc.*	3,730	23,163
Penn Virginia Corp.*	543	1,678
ProPetro Hldg. Corp.*	3,255	8,137
QEP Resources, Inc.	9,397	3,143
Range Resources Corp.	8,336	19,006
Renewable Energy Group, Inc.*	1,539	31,596
REX American Resources Corp.*	225	10,465
Ring Energy, Inc.*	2,371	1,562
RPC, Inc.	2,125	4,378
SEACOR Hldgs., Inc.*	692	18,656
SM Energy Co.	4,183	5,103
Southwestern Energy Co.*	21,345	36,073
Talos Energy, Inc.*	789	4,537
TETRA Technologies, Inc.*	5,086	1,628
US Silica Hldgs., Inc.	2,873	5,171
Valaris PLC Cl A*	7,894	3,553
Whiting Petroleum Corp.*	3,643	2,442

		380,849

FINANCIALS (20.6%)
Allegiance Bancshares, Inc.	752	18,131
Ambac Financial Group, Inc.*	971	11,982
American Equity Investment Life Hldg. Co.	3,563	66,984
Ameris Bancorp	2,581	61,325
AMERISAFE, Inc.	749	48,288
Apollo Commercial Real Estate Finance, Inc.	5,510	40,884
ARMOUR Residential REIT, Inc.	2,257	19,884
Axos Financial, Inc.*	2,048	37,130
Banc of California, Inc.	1,753	14,024
Banner Corp.	1,450	47,908
Berkshire Hills Bancorp, Inc.	1,724	25,619
Blucora, Inc.*	1,948	23,473
Boston Private Financial Hldgs., Inc.	3,261	23,316
Brookline Bancorp, Inc.	3,165	35,701
Cadence BanCorp Cl A	4,951	32,429

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Capstead Mortgage Corp.	3,631	15,250
Central Pacific Financial Corp.	1,138	18,094
City Hldg. Co.	642	42,712
Columbia Banking System, Inc.	2,823	75,656
Community Bank System, Inc.	2,044	120,187
Customers Bancorp, Inc.*	1,112	12,154
CVB Financial Corp.	5,236	104,982
Dime Community Bancshares, Inc.	1,207	16,548
Donnelley Financial Solutions, Inc.*	1,267	6,677
Eagle Bancorp, Inc.	1,296	39,152
eHealth, Inc.*	994	139,975
Employers Hldgs., Inc.	1,246	50,476
Encore Capital Group, Inc.*	1,088	25,437
Enova International, Inc.*	1,262	18,286
EZCORP, Inc. Cl A*	2,042	8,515
FGL Hldgs.	5,099	49,970
First BanCorp.	8,638	45,954
First Commonwealth Financial Corp.	3,784	34,586
First Financial Bancorp	3,775	56,285
First Midwest Bancorp, Inc.	4,310	57,043
Flagstar Bancorp, Inc.	1,344	26,652
Franklin Financial Network, Inc.	529	10,786
Glacier Bancorp, Inc.	3,341	113,611
Granite Point Mortgage Trust, Inc.	2,229	11,301
Great Western Bancorp, Inc.	2,133	43,684
Green Dot Corp. Cl A*	1,929	48,977
Greenhill & Co., Inc.	593	5,835
Hanmi Financial Corp.	1,196	12,977
HCI Group, Inc.	253	10,183
Heritage Financial Corp.	1,424	28,480
HomeStreet, Inc.	974	21,652
Hope Bancorp, Inc.	4,947	40,664
Horace Mann Educators Corp.	1,575	57,629
Independent Bank Corp.	1,352	87,028
INTL. FCStone, Inc.*	637	23,098
Invesco Mortgage Capital, Inc.	6,319	21,548
iShares Core S&P Small-Cap ETF	15,657	878,514
James River Group Hldgs. Ltd.	1,186	42,981
Kinsale Capital Group, Inc.	817	85,401
KKR Real Estate Finance Trust, Inc.	918	13,779
Meta Financial Group, Inc.	1,347	29,257
National Bank Hldgs. Corp. Cl A	1,189	28,417
NBT Bancorp, Inc.	1,712	55,452
New York Mortgage Trust, Inc.	14,407	22,331
NMI Hldgs., Inc. Cl A*	2,681	31,126
Northfield Bancorp, Inc.	1,651	18,475
Northwest Bancshares, Inc.	3,909	45,227
OFG Bancorp	2,031	22,707
Old National Bancorp.	6,628	87,423
Opus Bank	864	14,973
Pacific Premier Bancorp, Inc.	2,332	43,935
PennyMac Mortgage Investment Trust	4,040	42,905
Piper Jaffray Cos.	677	34,236
PRA Group, Inc.*	1,825	50,589
Preferred Bank	516	17,451
ProAssurance Corp.	2,185	54,625
Provident Financial Svcs., Inc.	2,344	30,144
Ready Capital Corp.	1,415	10,216
Redwood Trust, Inc.	4,564	23,094
S&T Bancorp, Inc.	1,510	41,253
Safety Insurance Group, Inc.	574	48,463
Seacoast Banking Corp. of Florida*	2,001	36,638
ServisFirst Bancshares, Inc.	1,800	52,776
Simmons First National Corp. Cl A	4,419	81,310
Southside Bancshares, Inc.	1,230	37,380
Stewart Information Svcs. Corp.	941	25,097
Third Point Reinsurance Ltd.*	3,121	23,127
Tompkins Financial Corp.	483	34,679

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Triumph Bancorp, Inc.*	912	23,712
TrustCo Bank Corp.	3,837	20,758
United Community Banks, Inc.	3,094	56,651
United Fire Group, Inc.	847	27,621
United Insurance Hldgs. Corp.	822	7,595
Universal Insurance Hldgs., Inc.	1,190	21,325
Veritex Hldgs., Inc.	1,861	25,998
Virtus Investment Partners, Inc.	289	21,996
Waddell & Reed Financial, Inc. Cl A	2,783	31,671
Walker & Dunlop, Inc.	1,132	45,586
Westamerica Bancorporation	1,069	62,836
WisdomTree Investments, Inc.	4,818	11,226
World Acceptance Corp.*	227	12,397

		4,442,475

HEALTH CARE (13.2%)
Acorda Therapeutics, Inc.*	1,943	1,812
Addus HomeCare Corp.*	551	37,248
Akorn, Inc.*	3,717	2,086
AMAG Pharmaceuticals, Inc.*	1,337	8,263
AMN Healthcare Svcs., Inc.*	1,835	106,081
Amphastar Pharmaceuticals, Inc.*	1,362	20,212
AngioDynamics, Inc.*	1,464	15,270
ANI Pharmaceuticals, Inc.*	368	14,992
Anika Therapeutics, Inc.*	576	16,652
BioTelemetry, Inc.*	1,335	51,411
Cardiovascular Systems, Inc.*	1,399	49,259
Community Health Systems, Inc.*	4,731	15,802
Computer Programs & Systems, Inc.	482	10,725
CONMED Corp.	534	30,582
Corcept Therapeutics, Inc.*	4,104	48,797
CorVel Corp.*	365	19,896
Covetrus, Inc.*	3,937	32,047
Cross Country Healthcare, Inc.*	1,467	9,888
CryoLife, Inc.*	1,510	25,549
Cutera, Inc.*	558	7,287
Cytokinetics, Inc.*	2,320	27,353
Eagle Pharmaceuticals, Inc.*	400	18,400
Emergent BioSolutions, Inc.*	1,737	100,503
Enanta Pharmaceuticals, Inc.*	631	32,452
Endo International PLC*	7,984	29,541
Ensign Group, Inc.	1,946	73,189
Glaukos Corp.*	1,535	47,370
Hanger, Inc.*	1,471	22,918
HealthStream, Inc.*	996	23,854
Heska Corp.*	274	15,152
HMS Hldgs. Corp.*	3,451	87,207
Innoviva, Inc.*	2,639	31,035
Inogen, Inc.*	721	37,247
Integer Hldgs. Corp.*	1,274	80,084
Invacare Corp.	1,333	9,904
Lannett Co., Inc.*	1,346	9,355
Lantheus Hldgs., Inc.*	1,518	19,370
LeMaitre Vascular, Inc.	650	16,198
LHC Group, Inc.*	1,182	165,716
Luminex Corp.	1,666	45,865
Magellan Health, Inc.*	857	41,230
Medpace Hldgs., Inc.*	1,050	77,049
Meridian Bioscience, Inc.*	1,697	14,255
Merit Medical Systems, Inc.*	2,138	66,813
Mesa Laboratories, Inc.	160	36,174
Momenta Pharmaceuticals, Inc.*	4,536	123,379
Myriad Genetics, Inc.*	2,959	42,343
Natus Medical, Inc.*	1,323	30,601
Neogen Corp.*	2,034	136,258
NeoGenomics, Inc.*	4,138	114,250
NextGen Healthcare, Inc.*	1,873	19,554
Omnicell, Inc.*	1,626	106,633
OraSure Technologies, Inc.*	2,456	26,427

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Orthofix Medical, Inc.*	747	20,923
Owens & Minor, Inc.	2,491	22,793
Pacira BioSciences, Inc.*	1,668	55,928
Pennant Group, Inc.*	991	14,033
Phibro Animal Health Corp. Cl A	796	19,239
Progenics Pharmaceuticals, Inc.*	3,408	12,950
Providence Svc. Corp.*	455	24,970
RadNet, Inc.*	1,634	17,173
REGENXBIO, Inc.*	1,238	40,086
Select Medical Hldgs. Corp.*	4,289	64,335
Spectrum Pharmaceuticals, Inc.*	4,434	10,331
Supernus Pharmaceuticals, Inc.*	2,111	37,977
Surmodics, Inc.*	535	17,826
Tabula Rasa HealthCare, Inc.*	774	40,472
Tactile Systems Technology, Inc.*	746	29,959
Tivity Health, Inc.*	1,727	10,863
US Physical Therapy, Inc.	504	34,776
Vanda Pharmaceuticals, Inc.*	2,091	21,663
Varex Imaging Corp.*	1,507	34,224
Xencor, Inc.*	1,951	58,296

		2,840,355

INDUSTRIALS (17.3%)
AAON, Inc.	1,607	77,650
AAR Corp.	1,289	22,893
ABM Industries, Inc.	2,609	63,555
Aegion Corp. Cl A*	1,236	22,161
Aerojet Rocketdyne Hldgs., Inc.*	2,898	121,223
AeroVironment, Inc.*	838	51,084
Alamo Group, Inc.	382	33,914
Albany International Corp. Cl A	1,238	58,595
Allegiant Travel Co. Cl A	519	42,454
American Woodmark Corp.*	616	28,071
Apogee Enterprises, Inc.	1,022	21,278
Applied Industrial Technologies, Inc.	1,508	68,946
ArcBest Corp.	1,006	17,625
Arcosa, Inc.	1,901	75,546
Astec Industries, Inc.	877	30,669
Atlas Air Worldwide Hldgs., Inc.*	1,010	25,927
AZZ, Inc.	1,010	28,401
Barnes Group, Inc.	1,886	78,891
Brady Corp. Cl A	1,975	89,132
Briggs & Stratton Corp.	1,704	3,084
Chart Industries, Inc.*	1,417	41,065
CIRCOR International, Inc.*	812	9,444
Comfort Systems USA, Inc.	1,423	52,011
Cubic Corp.	1,225	50,605
DXP Enterprises, Inc.*	636	7,797
Echo Global Logistics, Inc.*	1,076	18,378
Encore Wire Corp.	824	34,600
Enerpac Tool Group Corp. Cl A	2,131	35,268
EnPro Industries, Inc.	819	32,416
ESCO Technologies, Inc.	1,033	78,415
Exponent, Inc.	2,049	147,344
Federal Signal Corp.	2,383	65,008
Forrester Research, Inc.*	417	12,189
Forward Air Corp.	1,112	56,323
Foundation Building Material, Inc.*	673	6,925
Franklin Electric Co., Inc.	1,519	71,590
Gibraltar Industries, Inc.*	1,267	54,380
GMS, Inc.*	1,652	25,986
Granite Construction, Inc.	1,923	29,191
Greenbrier Cos., Inc.	1,283	22,760
Griffon Corp.	1,639	20,733
Harsco Corp.*	3,065	21,363
Hawaiian Hldgs., Inc.	1,823	19,032
Heartland Express, Inc.	1,839	34,150
Heidrick & Struggles International, Inc.	765	17,212
Hillenbrand, Inc.	2,937	56,126

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Hub Group, Inc. Cl A*	1,374	62,476
Insteel Industries, Inc.	704	9,328
Interface, Inc. Cl A	2,292	17,328
John Bean Technologies Corp.	1,239	92,021
Kaman Corp.	1,101	42,355
Kelly Svcs., Inc. Cl A	1,323	16,789
Korn Ferry	2,183	53,091
Lindsay Corp.	427	39,105
Lydall, Inc.*	708	4,574
Marten Transport Ltd.	1,532	31,437
Matson, Inc.	1,662	50,890
Matthews International Corp. Cl A	1,234	29,850
Meritor, Inc.*	2,956	39,167
Mobile Mini, Inc.	1,750	45,902
Moog, Inc. Cl A	1,273	64,325
Mueller Industries, Inc.	2,214	53,003
MYR Group, Inc.*	655	17,154
National Presto Industries, Inc.	199	14,091
Park Aerospace Corp.	758	9,551
Patrick Industries, Inc.	883	24,865
PGT Innovations, Inc.*	2,273	19,070
Pitney Bowes, Inc.	6,724	13,717
Powell Industries, Inc.	350	8,985
Proto Labs, Inc.*	1,038	79,023
Quanex Building Products Corp.	1,292	13,023
Raven Industries, Inc.	1,398	29,680
Resources Connection, Inc.	1,182	12,967
RR Donnelley & Sons Co.	2,930	2,808
Saia, Inc.*	1,025	75,379
Simpson Manufacturing Co., Inc.	1,664	103,135
SkyWest, Inc.	2,046	53,585
SPX Corp.*	1,739	56,761
SPX FLOW, Inc.*	1,682	47,802
Standex International Corp.	512	25,098
Sunrun, Inc.*	3,207	32,391
Team, Inc.*	1,192	7,748
Tennant Co.	722	41,840
Titan International, Inc.	1,997	3,095
Triumph Group, Inc.	1,964	13,277
TrueBlue, Inc.*	1,537	19,612
UniFirst Corp.	621	93,827
Universal Forest Products, Inc.	2,394	89,033
US Ecology, Inc.	1,022	31,069
Veritiv Corp.*	505	3,969
Viad Corp.	804	17,069
Vicor Corp.*	728	32,425
Wabash National Corp.	2,182	15,754
Watts Water Technologies, Inc. Cl A	1,085	91,845

		3,732,699

INFORMATION TECHNOLOGY (14.7%)
3D Systems Corp.*	4,692	36,175
8x8, Inc.*	4,068	56,382
ADTRAN, Inc.	1,899	14,584
Advanced Energy Industries, Inc.*	1,497	72,590
Agilysys, Inc.*	801	13,377
Alarm.com Hldgs., Inc.*	1,447	56,303
Anixter International, Inc.*	1,189	104,477
Applied Optoelectronics, Inc.*	743	5,639
Arlo Technologies, Inc.*	2,994	7,275
Axcelis Technologies, Inc.*	1,270	23,254
Badger Meter, Inc.	1,153	61,801
Bel Fuse, Inc. Cl B	416	4,052
Benchmark Electronics, Inc.	1,425	28,486
Bottomline Technologies DE, Inc.*	1,500	54,975
Brooks Automation, Inc.	2,832	86,376
CalAmp Corp.*	1,370	6,165
Cardtronics PLC Cl A*	1,424	29,790
CEVA, Inc.*	872	21,739

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Cohu, Inc.	1,618	20,031
Comtech Telecommunications Corp.	974	12,944
CSG Systems International, Inc.	1,290	53,987
CTS Corp.	1,276	31,760
Daktronics, Inc.	1,454	7,168
Diebold Nixdorf, Inc.*	3,028	10,659
Digi International, Inc.*	1,104	10,532
Diodes, Inc.*	1,637	66,520
DSP Group, Inc.*	900	12,060
Ebix, Inc.	866	13,146
ePlus, Inc.*	521	32,625
EVERTEC, Inc.	2,343	53,256
ExlService Hldgs., Inc.*	1,329	69,148
Extreme Networks, Inc.*	4,794	14,813
Fabrinet*	1,449	79,057
FARO Technologies, Inc.*	676	30,082
FormFactor, Inc.*	2,938	59,024
Harmonic, Inc.*	3,798	21,876
Ichor Hldgs. Ltd.*	887	16,995
Insight Enterprises, Inc.*	1,411	59,445
Itron, Inc.*	1,391	77,660
KEMET Corp.	2,279	55,061
Knowles Corp.*	3,376	45,171
Kulicke & Soffa Industries, Inc.	2,475	51,653
LivePerson, Inc.*	2,459	55,942
ManTech International Corp. Cl A	1,068	77,612
MaxLinear, Inc. Cl A*	2,565	29,934
Methode Electronics, Inc.	1,473	38,931
MicroStrategy, Inc. Cl A*	330	38,973
MTS Systems Corp.	691	15,548
NETGEAR, Inc.*	1,184	27,043
NIC, Inc.	2,692	61,916
OneSpan, Inc.*	1,279	23,214
Onto Innovation, Inc.*	1,883	55,869
OSI Systems, Inc.*	683	47,072
PC Connection, Inc.	436	17,968
PDF Solutions, Inc.*	1,095	12,833
Perficient, Inc.*	1,273	34,486
Photronics, Inc.*	2,603	26,707
Plantronics, Inc.	1,297	13,048
Plexus Corp.*	1,121	61,162
Power Integrations, Inc.	1,192	105,289
Progress Software Corp.	1,789	57,248
Qualys, Inc.*	1,325	115,262
Rambus, Inc.*	4,434	49,217
Rogers Corp.*	727	68,643
Sanmina Corp.*	2,787	76,029
ScanSource, Inc.*	978	20,919
SMART Global Hldgs., Inc.*	527	12,806
SPS Commerce, Inc.*	1,361	63,300
Sykes Enterprises, Inc.*	1,522	41,277
TiVo Corp.	4,968	35,173
TTEC Hldgs., Inc.	689	25,300
TTM Technologies, Inc.*	3,812	39,416
Ultra Clean Hldgs., Inc.*	1,571	21,680
Unisys Corp.*	2,036	25,145
Veeco Instruments, Inc.*	1,893	18,116
Viavi Solutions, Inc.*	9,150	102,572
Virtusa Corp.*	1,171	33,256
Xperi Corp.	1,933	26,888

		3,163,907

MATERIALS (4.5%)
AdvanSix, Inc.*	1,072	10,227
American Vanguard Corp.	1,061	15,342
Balchem Corp.	1,265	124,881
Boise Cascade Co.	1,528	36,336
Century Aluminum Co.*	1,963	7,106
Clearwater Paper Corp.*	633	13,806

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Cleveland-Cliffs, Inc.	15,594	61,596
Ferro Corp.*	3,164	29,615
FutureFuel Corp.	1,006	11,338
GCP Applied Technologies, Inc.*	2,157	38,395
Hawkins, Inc.	386	13,742
Haynes International, Inc.	488	10,058
HB Fuller Co.	1,995	55,720
Innospec, Inc.	968	67,266
Kaiser Aluminum Corp.	632	43,785
Koppers Hldgs., Inc.*	811	10,032
Kraton Corp.*	1,200	9,720
Livent Corp.*	5,745	30,161
LSB Industries, Inc.*	879	1,846
Materion Corp.	826	28,918
Mercer International, Inc.*	1,572	11,381
Myers Industries, Inc.	1,371	14,738
Neenah, Inc.	658	28,379
Olympic Steel, Inc.	353	3,653
PH Glatfelter Co.	1,762	21,532
Quaker Chemical Corp.	511	64,529
Rayonier Advanced Materials, Inc.	1,934	2,050
Schweitzer-Mauduit International, Inc.	1,189	33,078
Stepan Co.	821	72,626
SunCoke Energy, Inc.	3,368	12,967
TimkenSteel Corp.*	1,564	5,052
Tredegar Corp.	965	15,083
Trinseo S.A.	1,540	27,889
US Concrete, Inc.*	609	11,047
Warrior Met Coal, Inc.	1,908	20,263

		964,157

REAL ESTATE (7.6%)
Acadia Realty Trust	3,397	42,089
Agree Realty Corp.	1,786	110,553
Alexander & Baldwin, Inc.	2,687	30,148
American Assets Trust, Inc.	1,843	46,075
Armada Hoffler Properties, Inc.	2,185	23,380
CareTrust REIT, Inc.	3,794	56,113
CBL & Associates Properties, Inc.*	6,883	1,377
Cedar Realty Trust, Inc.	3,353	3,129
Chatham Lodging Trust	1,828	10,858
Community Healthcare Trust, Inc.	811	31,045
DiamondRock Hospitality Co.	8,005	40,665
Easterly Government Properties, Inc.	2,896	71,357
Essential Properties Realty Trust, Inc.	3,464	45,240
Four Corners Property Trust, Inc.	2,725	50,985
Franklin Street Properties Corp.	4,228	24,226
Getty Realty Corp.	1,344	31,907
Global Net Lease, Inc.	3,511	46,942
Hersha Hospitality Trust Cl A	1,467	5,252
Independence Realty Trust, Inc.	3,499	31,281
Industrial Logistics Properties Trust	2,565	44,990
Innovative Industrial Properties, Inc. Cl A	662	50,266
Investors Real Estate Trust	459	25,245
iStar, Inc.	3,011	31,947
Kite Realty Group Trust	3,239	30,673
Lexington Realty Trust Cl B	9,659	95,914
LTC Properties, Inc.	1,559	48,173
Marcus & Millichap, Inc.*	911	24,688
National Storage Affiliates Trust	2,302	68,139
NexPoint Residential Trust, Inc.	882	22,235
Office Properties Income Trust	1,906	51,939
Pennsylvania REIT	2,335	2,129
RE/MAX Hldgs., Inc. Cl A	683	14,971
Realogy Hldgs. Corp.	4,628	13,930
Retail Opportunity Investments Corp.	4,538	37,620
RPT Realty	3,061	18,458
Safehold, Inc.	518	32,753
Saul Centers, Inc.	459	15,028

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

St Joe Co.*			1,244	20,874
Summit Hotel Properties, Inc.			4,171	17,602
Tanger Factory Outlet Centers, Inc.			3,834	19,170
Uniti Group, Inc.			7,784	46,938
Universal Health Realty Income Trust			499	50,304
Urstadt Biddle Properties, Inc. Cl A			1,213	17,103
Washington Prime Group, Inc.			7,646	6,156
Washington Real Estate Investment Trust			3,170	75,668
Whitestone REIT Cl B			1,595	9,889
Xenia Hotels & Resorts, Inc.			4,355	44,857

				1,640,281

UTILITIES (2.8%)
American States Water Co.			1,447	118,278
Avista Corp.			2,642	112,258
California Water Service Group			1,880	94,602
El Paso Electric Co.			1,605	109,076
Northwest Natural Hldg. Co.			1,207	74,532
South Jersey Industries, Inc.			3,688	92,200

				600,946

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $30,900,071) 99.9%				21,514,729

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit	0.15	04/01/20	101,760	101,760

TOTAL TEMPORARY CASH INVESTMENT (Cost: $101,760) 0.5%				101,760

TOTAL INVESTMENTS (Cost: $31,001,831) 100.4%				21,616,489

OTHER NET ASSETS -0.4%				(94,484)

NET ASSETS 100.0%				$21,522,005

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.0%)
Discovery, Inc. Cl A*	17,470	339,617
Discovery, Inc. Cl C*	18,337	321,631

		661,248

CONSUMER DISCRETIONARY (3.6%)
Capri Hldgs. Ltd.*	24,151	260,589
Foot Locker, Inc.	11,795	260,080
Hilton Grand Vacations, Inc.*	16,242	256,136
Marriott Vacations Worldwide Corp.	11,736	652,287
Ralph Lauren Corp. Cl A	5,197	347,316
Taylor Morrison Home Corp. Cl A*	16,128	177,408
Williams-Sonoma, Inc.	10,790	458,791

		2,412,607

CONSUMER STAPLES (2.1%)
Constellation Brands, Inc. Cl A	3,383	484,987
Ingredion, Inc.	4,717	356,134
Tyson Foods, Inc. Cl A	6,336	366,664
Vector Group Ltd.	22,431	211,300

		1,419,085

ENERGY (3.1%)
Baker Hughes, a GE Co. Cl A	19,021	199,720
Cheniere Energy, Inc.*	10,254	343,509
Devon Energy Corp.	11,579	80,011
Hess Corp.	7,779	259,041
MPLX LP	21,029	244,357
Noble Energy, Inc.	31,622	190,997
PBF Energy, Inc. Cl A	46,791	331,280
Williams Cos., Inc.	26,573	376,008

		2,024,923

FINANCIALS (15.9%)
American Financial Group, Inc.	13,259	929,191
Ameriprise Financial, Inc.	11,631	1,191,945
Associated Banc-Corp.	51,806	662,599
BankUnited, Inc.	9,581	179,165
Citizens Financial Group, Inc.	9,504	178,770
Discover Financial Svcs.	12,797	456,469
Everest Re Group Ltd.	4,237	815,283
Fifth Third Bancorp	34,235	508,390
Hartford Financial Svcs. Group, Inc.	22,099	778,769
KeyCorp	64,383	667,652
Lincoln National Corp.	9,651	254,014
Progressive Corp.	16,841	1,243,539
Reinsurance Group of America, Inc. Cl A	7,628	641,820
Starwood Property Trust, Inc.	35,135	360,134
SVB Financial Group*	1,712	258,649
Synchrony Financial	10,477	168,575
Voya Financial, Inc.	16,432	666,317
Zions Bancorporation	22,145	592,600

		10,553,881

HEALTH CARE (7.3%)
Agilent Technologies, Inc.	15,762	1,128,875
Boston Scientific Corp.*	3,368	109,898
Centene Corp.*	14,503	861,623
Hill-Rom Hldgs., Inc.	9,070	912,442
Humana, Inc.	3,203	1,005,806
Zimmer Biomet Hldgs., Inc.	8,341	843,108

		4,861,752

INDUSTRIALS (11.5%)
Alaska Air Group, Inc.	22,372	636,931
HEICO Corp.	4,740	302,886
Kirby Corp.*	12,511	543,853
L-3 Harris Technologies, Inc.	8,323	1,499,139
Mueller Industries, Inc.	37,675	901,939
Old Dominion Freight Line, Inc.	13,015	1,708,349

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Oshkosh Corp.	11,001	707,694
Stanley Black & Decker, Inc.	6,324	632,400
Stericycle, Inc.*	14,293	694,354

		7,627,545

INFORMATION TECHNOLOGY (7.4%)
Analog Devices, Inc.	5,761	516,474
Ciena Corp.*	11,083	441,214
DXC Technology Co.	10,554	137,730
KLA Corp.	2,404	345,551
LogMeIn, Inc.	5,140	428,059
MKS Instruments, Inc.	2,641	215,109
Nokia OYJ	72,957	226,167
NortonLifeLock, Inc.	17,935	335,564
Perspecta, Inc.	16,420	299,501
Proofpoint, Inc.*	5,287	542,393
PTC, Inc.*	7,225	442,242
Qorvo, Inc.*	6,129	494,181
ViaSat, Inc.*	5,943	213,473
Western Digital Corp.	7,349	305,865

		4,943,523

MATERIALS (11.6%)
Crown Hldgs., Inc.*	35,173	2,041,441
FMC Corp.	6,304	514,974
Freeport-McMoRan, Inc.	73,912	498,906
International Paper Co.	18,109	563,733
Mosaic Co.	12,141	131,366
Newmont Goldcorp Corp.	16,333	739,558
Nucor Corp.	10,249	369,169
Olin Corp.	44,527	519,630
Packaging Corp. of America	22,350	1,940,651
Steel Dynamics, Inc.	15,806	356,267

		7,675,695

REAL ESTATE (13.7%)
Alexander’s, Inc.	1,173	323,689
American Campus Communities, Inc.	14,592	404,928
Apartment Investment & Management Co. Cl A	19,151	673,158
AvalonBay Communities, Inc.	5,368	790,009
Brandywine Realty Trust	56,870	598,272
Duke Realty Corp.	52,806	1,709,858
Equity LifeStyle Properties, Inc.	8,711	500,708
GEO Group, Inc.	29,523	359,000
Host Hotels & Resorts, Inc.	20,012	220,933
Kilroy Realty Corp.	8,550	544,635
Prologis, Inc.	14,606	1,173,884
Regency Centers Corp.	4,051	155,680
Spirit Realty Capital, Inc.	17,222	450,355
Vornado Realty Trust	7,732	279,976
Welltower, Inc.	13,758	629,841
Weyerhaeuser Co.	16,293	276,166

		9,091,092

UTILITIES (14.5%)
AES Corp.	42,784	581,862
Ameren Corp.	18,789	1,368,403
Consolidated Edison, Inc.	14,565	1,136,070
Edison International	6,977	382,270
Entergy Corp.	10,960	1,029,911
Evergy, Inc.	23,158	1,274,848
Eversource Energy	11,345	887,292
FirstEnergy Corp.	25,082	1,005,036
PPL Corp.	29,417	726,012
Public Svc. Enterprise Group, Inc.	27,778	1,247,510

		9,639,214

TOTAL COMMON STOCKS (Cost: $67,595,358) 91.7%		60,910,565

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (8.0%)
Citibank, New York Time Deposit	0.15	04/01/20	5,333,648	5,333,648

TOTAL TEMPORARY CASH INVESTMENT (Cost: $5,333,648) 8.0%				5,333,648

TOTAL INVESTMENTS (Cost: $72,929,006) 99.7%				66,244,213

OTHER NET ASSETS 0.3%				206,293

NET ASSETS 100.0%				$66,450,506

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
AMC Networks, Inc. Cl A*	38,074	925,579
Cable One, Inc.	4,341	7,136,647
Cinemark Hldgs., Inc.	92,096	938,458
John Wiley & Sons, Inc. Cl A	37,793	1,416,860
Meredith Corp.	34,726	424,352
New York Times Co. Cl A	124,187	3,813,783
TEGNA, Inc.	187,380	2,034,947
Telephone & Data Systems, Inc.	84,491	1,416,069
TripAdvisor, Inc.	90,770	1,578,490
World Wrestling Entertainment, Inc. Cl A	40,997	1,391,028
Yelp, Inc. Cl A*	55,189	995,058

		22,071,271

CONSUMER DISCRETIONARY (11.8%)
Aaron’s, Inc.	58,011	1,321,491
Adient PLC*	75,200	682,064
Adtalem Global Education, Inc.*	46,645	1,249,620
American Eagle Outfitters, Inc.	137,207	1,090,796
AutoNation, Inc.*	50,866	1,427,300
Bed Bath & Beyond, Inc.	109,338	460,313
Boyd Gaming Corp.	69,144	997,056
Brinker International, Inc.	32,284	387,731
Brunswick Corp.	70,471	2,492,559
Caesars Entertainment Corp.*	482,167	3,259,449
Carter’s, Inc.	38,138	2,506,811
Cheesecake Factory, Inc.	35,474	605,896
Choice Hotels International, Inc.	27,442	1,680,822
Churchill Downs, Inc.	30,625	3,152,844
Columbia Sportswear Co.	25,084	1,750,111
Cracker Barrel Old Country Store, Inc.	20,785	1,729,728
Dana, Inc.	124,336	971,064
Deckers Outdoor Corp.*	24,168	3,238,512
Delphi Technologies PLC*	74,357	598,574
Dick’s Sporting Goods, Inc.	54,939	1,168,003
Dillard’s, Inc. Cl A	8,516	314,666
Domino’s Pizza, Inc.	33,523	10,863,799
Dunkin’ Brands Group, Inc.	71,566	3,800,155
Eldorado Resorts, Inc.*	56,435	812,664
Etsy, Inc.*	102,361	3,934,757
Five Below, Inc.*	48,095	3,384,926
Foot Locker, Inc.	92,469	2,038,941
Gentex Corp.	218,538	4,842,802
Goodyear Tire & Rubber Co.	200,909	1,169,290
Graham Hldgs. Co. Cl B	3,758	1,282,117
Grand Canyon Education, Inc.*	41,661	3,178,109
Grubhub, Inc.*	79,002	3,217,751
Helen of Troy Ltd.*	21,739	3,131,068
Jack in the Box, Inc.	20,432	716,142
KB Home	74,008	1,339,545
Lear Corp.	47,538	3,862,462
Marriott Vacations Worldwide Corp.	32,324	1,796,568
Mattel, Inc.*	299,522	2,638,789
Murphy USA, Inc.*	24,979	2,107,228
Ollie’s Bargain Outlet Hldgs., Inc.*	47,243	2,189,241
Papa John’s International, Inc.	19,042	1,016,272
Penn National Gaming, Inc.*	94,127	1,190,707
Polaris, Inc.	49,675	2,391,851
Pool Corp.	34,589	6,806,077
RH*	14,114	1,418,034
Sally Beauty Hldgs., Inc.*	100,492	811,975

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Scientific Games Corp.*	46,724	453,223
Service Corp. International	157,903	6,175,586
Six Flags Entertainment Corp.	67,908	851,566
Skechers U.S.A., Inc. Cl A*	115,687	2,746,409
Taylor Morrison Home Corp. Cl A*	114,212	1,256,332
Tempur Sealy International, Inc.*	39,251	1,715,661
Texas Roadhouse, Inc. Cl A	56,363	2,327,792
Thor Industries, Inc.	47,685	2,011,353
Toll Brothers, Inc.	104,335	2,008,449
TRI Pointe Group, Inc.*	120,285	1,054,899
Urban Outfitters, Inc.*	60,941	867,800
Visteon Corp.*	24,159	1,159,149
Wendy’s Co.	158,987	2,365,727
Williams-Sonoma, Inc.	67,048	2,850,881
WW International, Inc.*	40,130	678,598
Wyndham Destinations, Inc.	78,358	1,700,369
Wyndham Hotels & Resorts, Inc.	82,214	2,590,563

		133,841,037

CONSUMER STAPLES (3.6%)
BJ’s Wholesale Club Hldgs., Inc.*	105,538	2,688,053
Boston Beer Co., Inc. Cl A*	7,962	2,926,513
Casey’s General Stores, Inc.	31,777	4,210,135
Darling Ingredients, Inc.*	142,354	2,728,926
Edgewell Personal Care Co.*	46,829	1,127,642
Energizer Hldgs., Inc.	55,579	1,681,265
Flowers Foods, Inc.	166,279	3,412,045
Hain Celestial Group, Inc.*	69,402	1,802,370
Ingredion, Inc.	57,676	4,354,538
Lancaster Colony Corp.	17,096	2,472,765
Nu Skin Enterprises, Inc. Cl A	47,986	1,048,494
Pilgrim’s Pride Corp.*	45,276	820,401
Post Hldgs., Inc.*	57,418	4,763,971
Sanderson Farms, Inc.	17,033	2,100,510
Sprouts Farmers Market, Inc.*	102,059	1,897,277
Tootsie Roll Industries, Inc.	14,929	536,847
TreeHouse Foods, Inc.*	48,561	2,143,968

		40,715,720

ENERGY (1.0%)
Antero Midstream Corp.	256,589	538,837
Apergy Corp.*	66,917	384,773
Cimarex Energy Co.	87,829	1,478,162
CNX Resources Corp.*	161,189	857,525
Core Laboratories N.V.	38,335	396,384
EQT Corp.	220,846	1,561,381
Equitrans Midstream Corp.	176,055	885,557
Matador Resources Co.*	94,719	234,903
Murphy Oil Corp.	129,038	791,003
Patterson-UTI Energy, Inc.	168,062	394,946
PBF Energy, Inc. Cl A	88,002	623,054
Transocean Ltd.*	496,864	576,362
World Fuel Svcs. Corp.	56,491	1,422,443
WPX Energy, Inc.*	360,017	1,098,052

		11,243,382

FINANCIALS (15.5%)
Affiliated Managers Group, Inc.	42,566	2,517,353
Alleghany Corp.	12,433	6,867,368
American Financial Group, Inc.	64,658	4,531,233
Associated Banc-Corp.	137,653	1,760,582
BancorpSouth Bank	82,893	1,568,336
Bank of Hawaii Corp.	34,792	1,921,910
Bank OZK	104,430	1,743,981
Brighthouse Financial, Inc.*	94,392	2,281,455
Brown & Brown, Inc.	202,019	7,317,128

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Cathay General Bancorp	65,415	1,501,274
CIT Group, Inc.	81,690	1,409,969
CNO Financial Group, Inc.	130,568	1,617,738
Commerce Bancshares, Inc.	89,594	4,511,058
Cullen/Frost Bankers, Inc.	49,184	2,743,975
East West Bancorp, Inc.	125,803	3,238,169
Eaton Vance Corp.	97,744	3,152,244
Evercore, Inc. Cl A	33,766	1,555,262
FactSet Research Systems, Inc.	32,779	8,544,830
Federated Hermes, Inc. Cl B	82,996	1,581,074
First American Financial Corp.	97,045	4,115,678
First Financial Bankshares, Inc.	117,354	3,149,781
First Horizon National Corp.	268,824	2,166,721
FirstCash, Inc.	36,869	2,644,982
FNB Corp.	280,698	2,068,744
Fulton Financial Corp.	141,783	1,629,087
Genworth Financial, Inc. Cl A*	434,806	1,443,556
Hancock Whitney Corp.	75,342	1,470,676
Hanover Insurance Group, Inc.	34,030	3,082,437
Home BancShares, Inc.	134,039	1,607,128
Interactive Brokers Group, Inc. Cl A	66,303	2,862,301
International Bancshares Corp.	49,563	1,332,253
Janus Henderson Group PLC	134,433	2,059,514
Jefferies Financial Group, Inc.	206,789	2,826,806
Kemper Corp.	54,120	4,024,904
Legg Mason, Inc.	70,488	3,443,339
LendingTree, Inc.*	6,626	1,215,142
Mercury General Corp.	23,432	954,151
Navient Corp.	147,609	1,118,876
New York Community Bancorp, Inc.	403,738	3,791,100
Old Republic International Corp.	246,514	3,759,338
PacWest Bancorp	103,520	1,855,078
Pinnacle Financial Partners, Inc.	62,175	2,334,049
Primerica, Inc.	35,729	3,161,302
Prosperity Bancshares, Inc.	81,554	3,934,980
Reinsurance Group of America, Inc. Cl A	54,088	4,550,964
RenaissanceRe Hldgs. Ltd.	38,151	5,696,707
RLI Corp.	34,472	3,031,123
SEI Investments Co.	109,035	5,052,682
Selective Insurance Group, Inc.	51,317	2,550,455
Signature Bank	46,641	3,749,470
SLM Corp.	364,705	2,622,229
Sterling Bancorp	174,544	1,823,985
Stifel Financial Corp.	59,067	2,438,286
Synovus Financial Corp.	126,598	2,223,061
TCF Financial Corp.	132,525	3,003,017
Texas Capital Bancshares, Inc.*	43,471	963,752
Trustmark Corp.	55,514	1,293,476
UMB Financial Corp.	37,320	1,730,902
Umpqua Hldgs. Corp.	190,242	2,073,638
United Bankshares, Inc.	87,711	2,024,370
Valley National Bancorp	338,372	2,473,499
Washington Federal, Inc.	67,682	1,757,025
Webster Financial Corp.	79,505	1,820,665
Wintrust Financial Corp.	49,304	1,620,129

		174,916,297

HEALTH CARE (11.6%)
Acadia Healthcare Co., Inc.*	76,514	1,404,032
Allscripts Healthcare Solutions, Inc.*	140,266	987,473
Amedisys, Inc.*	27,864	5,114,159
Arrowhead Pharmaceuticals, Inc.*	86,481	2,488,058
Avanos Medical, Inc.*	41,405	1,115,037
Bio-Rad Laboratories, Inc. Cl A*	18,667	6,543,904

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Bio-Techne Corp.	32,925	6,243,238
Cantel Medical Corp.	32,368	1,162,011
Catalent, Inc.*	133,700	6,945,715
Charles River Laboratories International, Inc.*	42,192	5,325,052
Chemed Corp.	13,829	5,990,723
Encompass Health Corp.	85,179	5,454,011
Exelixis, Inc.*	262,489	4,520,061
Globus Medical, Inc. Cl A*	66,496	2,828,075
Haemonetics Corp.*	43,784	4,363,513
HealthEquity, Inc.*	61,231	3,097,676
Hill-Rom Hldgs., Inc.	57,675	5,802,105
ICU Medical, Inc.*	16,609	3,351,198
Integra LifeSciences Hldgs. Corp.*	61,568	2,750,243
Ligand Pharmaceuticals, Inc.*	14,232	1,034,951
LivaNova PLC*	41,812	1,891,993
Masimo Corp.*	42,382	7,506,700
MEDNAX, Inc.*	72,824	847,671
Molina Healthcare, Inc.*	54,166	7,567,532
Nektar Therapeutics Cl A*	151,977	2,712,789
NuVasive, Inc.*	44,986	2,278,991
Patterson Cos., Inc.	74,422	1,137,912
Penumbra, Inc.*	27,749	4,476,746
PRA Health Sciences, Inc.*	54,639	4,537,223
Prestige Consumer Healthcare, Inc.*	43,395	1,591,729
Repligen Corp.*	40,475	3,907,456
Syneos Health, Inc. Cl A*	53,800	2,120,796
Tenet Healthcare Corp.*	89,754	1,292,458
United Therapeutics Corp.*	37,908	3,594,626
West Pharmaceutical Svcs., Inc.	63,920	9,731,820

		131,717,677

INDUSTRIALS (15.9%)
Acuity Brands, Inc.	34,231	2,932,227
AECOM*	135,705	4,050,794
AGCO Corp.	54,151	2,558,635
ASGN, Inc.*	45,612	1,611,016
Avis Budget Group, Inc.*	49,108	682,601
Axon Enterprise, Inc.*	51,263	3,627,882
Brink’s Co.	43,216	2,249,393
Carlisle Cos., Inc.	48,959	6,133,584
Clean Harbors, Inc.*	44,355	2,277,186
Colfax Corp.*	72,227	1,430,095
CoreLogic, Inc.	68,696	2,097,976
Crane Co.	44,043	2,166,035
Curtiss-Wright Corp.	36,879	3,407,988
Deluxe Corp.	36,372	943,126
Donaldson Co., Inc.	109,334	4,223,572
Dycom Industries, Inc.*	27,233	698,526
EMCOR Group, Inc.	48,510	2,974,633
EnerSys	36,531	1,809,015
Fluor Corp.	121,094	836,760
FTI Consulting, Inc.*	32,510	3,893,723
GATX Corp.	30,322	1,896,944
Generac Hldgs., Inc.*	53,988	5,030,062
Graco, Inc.	144,078	7,020,921
Healthcare Svcs. Group, Inc.	64,030	1,530,957
Herman Miller, Inc.	51,019	1,132,622
HNI Corp.	36,995	931,904
Hubbell, Inc. Cl B	46,984	5,390,944
Insperity, Inc.	32,481	1,211,541
ITT, Inc.	75,763	3,436,610
JetBlue Airways Corp.*	249,398	2,232,112
KAR Auction Svcs, Inc.	111,245	1,334,940
Kennametal, Inc.	71,578	1,332,782

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Kirby Corp.*	51,788	2,251,224
Knight-Swift Transportation Hldgs., Inc. Cl A	106,141	3,481,425
Landstar System, Inc.	34,091	3,267,963
Lennox International, Inc.	30,291	5,506,601
Lincoln Electric Hldgs., Inc.	52,826	3,644,994
ManpowerGroup, Inc.	50,936	2,699,099
MasTec, Inc.*	52,095	1,705,069
Mercury Systems, Inc.*	47,977	3,422,679
MSA Safety, Inc.	30,788	3,115,746
MSC Industrial Direct Co., Inc. Cl A	38,913	2,139,048
Nordson Corp.	44,202	5,970,364
NOW, Inc.*	93,990	484,988
nVent Electric PLC	134,436	2,267,935
Oshkosh Corp.	58,794	3,782,218
Owens Corning	93,980	3,647,364
Regal Beloit Corp.	35,369	2,226,479
Resideo Technologies, Inc.*	106,101	513,529
Ryder System, Inc.	46,038	1,217,245
Stericycle, Inc.*	78,724	3,824,412
Teledyne Technologies, Inc.*	31,506	9,365,789
Terex Corp.	56,667	813,738
Tetra Tech, Inc.	47,158	3,330,298
Timken Co.	58,565	1,893,992
Toro Co.	92,092	5,994,268
Trex Co., Inc.*	50,397	4,038,816
Trinity Industries, Inc.	84,789	1,362,559
Valmont Industries, Inc.	18,596	1,970,804
Watsco, Inc.	28,204	4,457,078
Werner Enterprises, Inc.	38,262	1,387,380
Woodward, Inc.	48,713	2,895,501
XPO Logistics, Inc.*	79,736	3,887,130

		179,652,841

INFORMATION TECHNOLOGY (16.1%)
ACI Worldwide, Inc.*	99,864	2,411,716
Arrow Electronics, Inc.*	70,363	3,649,729
Avnet, Inc.	87,220	2,189,222
Belden, Inc.	33,380	1,204,350
Blackbaud, Inc.	42,491	2,360,375
Cabot Microelectronics Corp.	25,143	2,869,822
CACI International, Inc. Cl A*	21,633	4,567,808
CDK Global, Inc.	104,874	3,445,111
Ceridian HCM Hldg., Inc.*	87,066	4,359,395
Ciena Corp.*	133,639	5,320,169
Cirrus Logic, Inc.*	49,932	3,277,037
Cognex Corp.	147,635	6,233,150
Coherent, Inc.*	20,865	2,220,245
CommVault Systems, Inc.*	36,330	1,470,638
Cree, Inc.*	93,049	3,299,517
Cypress Semiconductor Corp.	319,046	7,440,153
Fair Isaac Corp.*	25,020	7,698,404
First Solar, Inc.*	65,563	2,364,202
II-VI, Inc.*	75,343	2,147,275
InterDigital, Inc.	26,895	1,200,324
j2 Global, Inc.	39,992	2,993,401
Jabil, Inc.	120,009	2,949,821
KBR, Inc.	122,424	2,531,728
Littelfuse, Inc.	21,042	2,807,424
LiveRamp Hldgs., Inc.*	58,482	1,925,227
LogMeIn, Inc.	42,170	3,511,918
Lumentum Hldgs., Inc.*	66,692	4,915,200
Manhattan Associates, Inc.*	55,203	2,750,213
MAXIMUS, Inc.	55,270	3,216,714
MKS Instruments, Inc.	47,091	3,835,562

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Monolithic Power Systems, Inc.	34,899	5,844,186
National Instruments Corp.	101,898	3,370,786
NCR Corp.*	110,232	1,951,106
NetScout Systems, Inc.*	56,894	1,346,681
Perspecta, Inc.	118,791	2,166,748
PTC, Inc.*	89,795	5,496,352
Sabre Corp.	236,606	1,403,074
Science Applications International Corp.	42,387	3,163,342
Semtech Corp.*	57,229	2,146,087
Silicon Laboratories, Inc.*	37,469	3,200,227
SolarEdge Technologies, Inc.*	41,995	3,438,551
Synaptics, Inc.*	28,909	1,672,964
SYNNEX Corp.	35,299	2,580,357
Tech Data Corp.*	30,602	4,004,272
Teradata Corp.*	97,187	1,991,362
Teradyne, Inc.	144,769	7,842,137
Trimble, Inc.*	215,223	6,850,548
Tyler Technologies, Inc.*	33,679	9,987,844
Universal Display Corp.	36,629	4,826,970
ViaSat, Inc.*	49,823	1,789,642
Vishay Intertechnology, Inc.	114,333	1,647,538
WEX, Inc.*	37,398	3,909,961

		181,796,585

MATERIALS (5.8%)
Allegheny Technologies, Inc.*	108,923	925,845
AptarGroup, Inc.	55,225	5,497,096
Ashland Global Hldgs., Inc.	52,030	2,605,142
Cabot Corp.	49,223	1,285,705
Carpenter Technology Corp.	41,225	803,887
Chemours Co.	141,246	1,252,852
Commercial Metals Co.	102,500	1,618,475
Compass Minerals International, Inc.	29,272	1,126,094
Domtar Corp.	49,477	1,070,682
Eagle Materials, Inc.	35,964	2,101,017
Greif, Inc. Cl A	22,684	705,246
Ingevity Corp.*	36,131	1,271,811
Louisiana-Pacific Corp.	101,466	1,743,186
Minerals Technologies, Inc.	30,111	1,091,825
NewMarket Corp.	6,380	2,442,711
O-I Glass, Inc.	134,447	955,918
Olin Corp.	137,938	1,609,736
PolyOne Corp.	77,738	1,474,690
Reliance Steel & Aluminum Co.	57,584	5,043,783
Royal Gold, Inc.	56,664	4,969,999
RPM International, Inc.	112,029	6,665,725
Scotts Miracle-Gro Co.	34,229	3,505,050
Sensient Technologies Corp.	36,559	1,590,682
Silgan Hldgs., Inc.	66,984	1,943,876
Sonoco Products Co.	86,474	4,008,070
Steel Dynamics, Inc.	186,126	4,195,280
United States Steel Corp.	146,894	926,901
Valvoline, Inc.	162,752	2,130,424
Worthington Industries, Inc.	31,886	837,008

		65,398,716

REAL ESTATE (9.7%)
American Campus Communities, Inc.	118,702	3,293,980
Brixmor Property Group, Inc.	257,304	2,444,388
Camden Property Trust	83,653	6,628,664
CoreCivic, Inc.	102,886	1,149,237
CoreSite Realty Corp.	32,557	3,773,356
Corporate Office Properties Trust	96,806	2,142,317
Cousins Properties, Inc.	126,785	3,710,997
CyrusOne, Inc.	97,791	6,038,594

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Diversified Healthcare Trust				205,516	746,023
Douglas Emmett, Inc.				142,393	4,344,410
EastGroup Properties, Inc.				33,182	3,466,855
EPR Properties				67,778	1,641,583
First Industrial Realty Trust, Inc.				109,672	3,644,401
GEO Group, Inc.				104,768	1,273,979
Healthcare Realty Trust, Inc.				115,532	3,226,809
Highwoods Properties, Inc.				89,623	3,174,447
JBG SMITH Properties				101,966	3,245,578
Jones Lang LaSalle, Inc.				44,520	4,495,630
Kilroy Realty Corp.				84,256	5,367,107
Lamar Advertising Co. Cl A				74,303	3,810,258
Life Storage, Inc.				40,301	3,810,460
Macerich Co.				95,189	535,914
Mack-Cali Realty Corp.				78,228	1,191,412
Medical Properties Trust, Inc.				447,008	7,728,768
National Retail Properties, Inc.				148,276	4,773,004
Omega Healthcare Investors, Inc.				188,761	5,009,717
Park Hotels & Resorts, Inc.				206,803	1,635,812
Pebblebrook Hotel Trust				112,853	1,228,969
PotlatchDeltic Corp.				58,072	1,822,880
PS Business Parks, Inc.				17,303	2,344,903
Rayonier, Inc.				111,711	2,630,794
Sabra Health Care REIT, Inc.				177,299	1,936,105
Service Properties Trust				142,165	767,691
Spirit Realty Capital, Inc.				86,156	2,252,979
Taubman Centers, Inc.				52,887	2,214,908
Urban Edge Properties				99,486	876,472
Weingarten Realty Investors				104,489	1,507,776

					109,887,177

UTILITIES (5.0%)
ALLETE, Inc.				44,635	2,708,452
Black Hills Corp.				53,089	3,399,289
Essential Utilities, Inc.				186,463	7,589,044
Hawaiian Electric Industries, Inc.				94,141	4,052,770
IDACORP, Inc.				43,537	3,822,113
MDU Resources Group, Inc.				173,109	3,721,843
National Fuel Gas Co.				74,575	2,780,902
New Jersey Resources Corp.				82,503	2,802,627
NorthWestern Corp.				43,581	2,607,451
OGE Energy Corp.				172,929	5,314,108
ONE Gas, Inc.				45,558	3,809,560
PNM Resources, Inc.				68,812	2,614,856
Southwest Gas Hldgs., Inc.				47,191	3,282,606
Spire, Inc.				44,039	3,280,025
UGI Corp.				180,562	4,815,589

					56,601,235

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,266,547,075) 98.0%					1,107,841,938

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.04	07/02/20	1,000,000	999,744
U.S. Treasury Bill (1)	A-1+	0.17	05/12/20	200,000	199,961
U.S. Treasury Bill (1)	A-1+	1.53	04/16/20	2,500,000	2,498,416

					3,698,121

COMMERCIAL PAPER (0.9%)
United Parcel Svc., Inc. †	A-1	0.07	04/15/20	10,000,000	9,999,728

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,698,005) 1.2%					13,697,849

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Citibank, New York Time Deposit	0.15	04/01/20	8,043,690	8,043,690

TOTAL TEMPORARY CASH INVESTMENT (Cost: $8,043,690) 0.7%				8,043,690

TOTAL INVESTMENTS (Cost: $1,288,288,770) 99.9%				1,129,583,477

OTHER NET ASSETS 0.1%				1,545,089

NET ASSETS 100.0%				$1,131,128,566

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

			Shares	Value
COMMON STOCKS:
FINANCIALS (97.9%)
iShares Core MSCI EAFE ETF			1,963,370	97,952,529
iShares Core MSCI Emerging Markets ETF			686,340	27,776,180
iShares Core MSCI Europe ETF			387,100	14,353,668
iShares Core MSCI Pacific ETF			174,227	8,077,164
iShares MSCI EAFE ETF			3,932,283	210,219,849
iShares MSCI EAFE Growth ETF			683,816	48,626,156
iShares MSCI EAFE Value ETF			1,226,349	43,768,396
Vanguard FTSE Developed Markets ETF			2,096,486	69,896,843
Vanguard FTSE Europe ETF			417,953	18,089,006
Vanguard FTSE Pacific ETF			217,013	11,970,437

				550,730,228

TOTAL COMMON STOCKS (Cost: $642,659,740) 97.9%				550,730,228

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.1%)
Citibank, New York Time Deposit	0.15	04/01/20	11,501,674	11,501,674

TOTAL TEMPORARY CASH INVESTMENT (Cost: $11,501,674) 2.1%				11,501,674

TOTAL INVESTMENTS (Cost: $654,161,414) 100.0%				562,231,902

OTHER NET ASSETS -0.0% (2)				209,870

NET ASSETS 100.0%				$562,441,772

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.6%)
Comcast Corp. Cl A	62,181	2,137,783
ViacomCBS, Inc. Cl B	48,957	685,887
Walt Disney Co.	13,331	1,287,775

		4,111,445

CONSUMER DISCRETIONARY (4.4%)
Best Buy Co., Inc.	21,721	1,238,097
Home Depot, Inc.	11,723	2,188,801
Las Vegas Sands Corp.	9,468	402,106
PVH Corp.	12,522	471,328
Ross Stores, Inc.	8,951	778,468
Target Corp.	15,843	1,472,924
TJX Cos., Inc.	8,864	423,788

		6,975,512

CONSUMER STAPLES (2.8%)
Constellation Brands, Inc. Cl A	6,943	995,348
PepsiCo, Inc.	12,899	1,549,170
Procter & Gamble Co.	17,838	1,962,180

		4,506,698

ENERGY (1.9%)
Baker Hughes, a GE Co. Cl A	20,586	216,153
Chevron Corp.	12,000	869,520
ConocoPhillips	18,109	557,757
Marathon Petroleum Corp.	23,306	550,488
Noble Energy, Inc.	55,400	334,616
Valero Energy Corp.	12,210	553,846

		3,082,380

FINANCIALS (5.2%)
Bank of America Corp.	70,209	1,490,537
Citigroup, Inc.	26,365	1,110,494
Citizens Financial Group, Inc.	24,866	467,729
Intercontinental Exchange, Inc.	16,961	1,369,601
JPMorgan Chase & Co.	23,450	2,111,203
Morgan Stanley	37,762	1,283,908
Synchrony Financial	29,995	482,620

		8,316,092

HEALTH CARE (9.9%)
AbbVie, Inc.	24,623	1,876,026
Becton Dickinson & Co.	3,076	706,773
Bristol-Myers Squibb Co.	13,921	775,957
Bristol-Myers Squibb Co. Right Issue 31/03/2021*	8,129	30,890
Cigna Corp.	4,922	872,080
Eli Lilly & Co.	9,609	1,332,960
Gilead Sciences, Inc.	26,737	1,998,858
HCA Healthcare, Inc.	15,394	1,383,151
Humana, Inc.	4,153	1,304,125
Medtronic PLC	16,969	1,530,264
Merck & Co., Inc.	19,075	1,467,631
UnitedHealth Group, Inc.	9,769	2,436,193

		15,714,908

INDUSTRIALS (3.6%)
Eaton Corp. PLC	11,618	902,602
FedEx Corp.	3,714	450,360
Honeywell International, Inc.	7,500	1,003,425
Lockheed Martin Corp.	4,197	1,422,573
Northrop Grumman Corp.	3,701	1,119,737
Trane Technologies PLC	9,457	781,054

		5,679,751

INFORMATION TECHNOLOGY (15.7%)
Apple, Inc.	23,275	5,918,600
Broadcom, Inc.	6,264	1,485,194

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Fidelity National Information Svcs., Inc.	13,757	1,673,402
HP, Inc.	78,436	1,361,649
Intel Corp.	25,726	1,392,291
Lam Research Corp.	4,787	1,148,880
Microsoft Corp.	42,136	6,645,269
Motorola Solutions, Inc.	9,327	1,239,745
NVIDIA Corp.	5,085	1,340,406
Visa, Inc. Cl A	13,945	2,246,818
Western Digital Corp.	10,523	437,967

		24,890,221

MATERIALS (1.9%)
Eastman Chemical Co.	6,261	291,637
Freeport-McMoRan, Inc.	51,390	346,882
Newmont Corp.	29,746	1,346,899
PPG Industries, Inc.	5,921	494,996
WestRock Co.	22,222	627,994

		3,108,408

REAL ESTATE (2.2%)
American Tower Corp.	6,295	1,370,736
Equinix, Inc.	2,093	1,307,225
Prologis, Inc.	9,705	779,991

		3,457,952

UTILITIES (2.1%)
NextEra Energy, Inc.	7,685	1,849,165
NRG Energy, Inc.	28,671	781,572
Sempra Energy	5,764	651,275

		3,282,012

TOTAL COMMON STOCKS (Cost: $79,358,230) 52.3%		83,125,379

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (20.2%)
U.S. Treasury Note	AA+	1.25	08/31/24	650,000	675,746
U.S. Treasury Note	AA+	1.50	02/28/23	350,000	362,496
U.S. Treasury Note	AA+	1.50	09/30/24	500,000	525,430
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	799,043
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,900,185
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	538,887
U.S. Treasury Note	AA+	2.00	11/15/26	1,000,000	1,094,844
U.S. Treasury Note	AA+	2.13	05/15/25	1,000,000	1,086,172
U.S. Treasury Note	AA+	2.25	02/15/27	2,000,000	2,231,562
U.S. Treasury Note	AA+	2.25	08/15/27	2,600,000	2,918,500
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,418,666
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	2,087,465
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,753,945
U.S. Treasury Note	AA+	2.88	05/15/28	7,250,000	8,551,602
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	5,095,370

					32,039,913

U.S. GOVERNMENT AGENCIES (13.6%)
MORTGAGE-BACKED OBLIGATIONS (13.6%)
FHLMC	AA+	2.50	09/01/27	146,908	152,610
FHLMC	AA+	2.50	10/01/34	378,792	393,126
FHLMC	AA+	2.62	01/25/23	50,000	52,126
FHLMC	AA+	3.00	06/01/27	81,706	85,517
FHLMC	AA+	3.00	08/01/27	69,423	72,627
FHLMC	AA+	3.00	02/01/32	232,502	244,238
FHLMC	AA+	3.00	10/15/37	126,060	131,623
FHLMC	AA+	3.00	11/01/39	294,399	308,838
FHLMC	AA+	3.00	11/01/42	158,738	167,876
FHLMC	AA+	3.00	04/01/43	160,192	169,125
FHLMC	AA+	3.00	11/01/49	493,522	517,417

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FHLMC	AA+	3.00	11/01/49	388,708	411,443
FHLMC	AA+	3.50	02/01/32	105,369	113,365
FHLMC	AA+	3.50	01/01/43	147,808	157,654
FHLMC	AA+	3.50	06/01/45	253,363	270,725
FHLMC	AA+	3.50	07/01/45	275,374	295,889
FHLMC	AA+	4.00	02/01/25	14,005	14,739
FHLMC	AA+	4.00	11/01/33	159,676	168,247
FHLMC	AA+	4.00	01/01/38	159,471	176,428
FHLMC	AA+	4.00	06/15/38	300,000	322,855
FHLMC	AA+	4.00	03/01/41	91,734	99,100
FHLMC	AA+	4.00	07/01/41	115,752	126,123
FHLMC	AA+	4.00	11/01/42	78,556	85,016
FHLMC	AA+	4.00	01/01/43	147,073	159,275
FHLMC	AA+	4.00	01/01/44	160,539	173,824
FHLMC	AA+	4.00	10/01/44	130,791	141,556
FHLMC	AA+	4.00	06/01/45	227,682	245,692
FHLMC	AA+	4.00	05/01/47	251,203	269,189
FHLMC	AA+	4.00	09/01/48	367,363	392,354
FHLMC	AA+	4.50	08/01/34	18,353	20,077
FHLMC	AA+	4.50	08/15/35	13,181	14,449
FHLMC	AA+	4.50	02/01/44	128,207	139,906
FHLMC	AA+	4.50	05/01/48	329,794	355,545
FHLMC	AA+	5.00	02/01/26	9,246	9,971
FHLMC	AA+	5.00	10/01/40	129,779	143,979
FHLMC	AA+	5.50	07/01/32	21,416	23,698
FHLMC	AA+	5.50	05/01/33	16,927	18,533
FHLMC	AA+	5.50	06/01/37	75,604	85,590
FHLMC	AA+	6.00	03/15/32	21,519	24,890
FHLMC ARM	AA+	3.76	02/01/36	25,696	25,927
FHLMC ARM	AA+	4.68	05/01/37	11,269	11,356
FHLMC ARM	AA+	4.73	03/01/37	3,489	3,520
FHLMC ARM	AA+	4.86	04/01/37	6,536	6,586
FHLMC Strip	AA+	3.00	01/15/43	196,463	211,313
FNMA	AA+	2.50	03/01/50	300,000	311,096
FNMA	AA+	2.68	12/01/26	300,000	320,901
FNMA	AA+	2.92	07/01/27	285,464	307,626
FNMA	AA+	3.00	05/25/31	343,462	367,719
FNMA	AA+	3.00	06/01/33	294,700	312,643
FNMA	AA+	3.00	09/01/33	173,641	184,830
FNMA	AA+	3.00	12/01/42	229,848	241,737
FNMA	AA+	3.00	01/01/43	486,352	514,255
FNMA	AA+	3.00	02/01/43	130,600	138,089
FNMA	AA+	3.00	03/01/43	240,931	255,195
FNMA	AA+	3.00	04/01/43	221,924	233,418
FNMA	AA+	3.00	09/01/43	260,842	278,368
FNMA	AA+	3.50	03/25/28	210,321	226,206
FNMA	AA+	3.50	08/01/38	168,619	181,084
FNMA	AA+	3.50	10/01/41	106,799	114,342
FNMA	AA+	3.50	11/01/41	185,678	199,418
FNMA	AA+	3.50	12/01/41	160,829	172,191
FNMA	AA+	3.50	04/01/42	292,456	314,082
FNMA	AA+	3.50	04/01/42	195,170	209,036
FNMA	AA+	3.50	08/01/42	146,040	156,803
FNMA	AA+	3.50	11/25/42	256,525	265,181
FNMA	AA+	3.50	08/01/43	322,200	345,606
FNMA	AA+	3.50	08/01/43	262,756	280,564
FNMA	AA+	3.50	01/01/44	61,712	65,331
FNMA	AA+	3.50	08/25/44	67,684	70,740
FNMA	AA+	3.50	04/01/45	223,895	239,200
FNMA	AA+	3.50	09/01/47	144,018	153,822
FNMA	AA+	3.50	08/01/48	229,532	242,734
FNMA	AA+	3.50	08/01/49	374,714	396,171
FNMA	AA+	3.53	01/01/26	200,000	223,064

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FNMA	AA+	4.00	07/25/26	272,323	288,510
FNMA	AA+	4.00	01/01/31	102,482	111,889
FNMA	AA+	4.00	07/01/40	177,198	191,639
FNMA	AA+	4.00	11/01/40	103,978	112,493
FNMA	AA+	4.00	05/01/41	77,652	83,666
FNMA	AA+	4.00	11/01/45	200,307	216,650
FNMA	AA+	4.00	02/01/47	174,102	188,275
FNMA	AA+	4.00	05/01/48	450,532	481,819
FNMA	AA+	4.00	03/01/49	437,840	467,306
FNMA	AA+	4.00	07/01/56	534,341	594,051
FNMA	AA+	4.50	05/01/30	32,958	35,905
FNMA	AA+	4.50	04/01/31	43,023	47,031
FNMA	AA+	4.50	08/01/33	19,988	21,882
FNMA	AA+	4.50	09/01/33	38,547	42,191
FNMA	AA+	4.50	06/01/34	42,621	46,385
FNMA	AA+	4.50	08/01/35	25,784	28,216
FNMA	AA+	4.50	12/01/35	22,474	24,579
FNMA	AA+	4.50	05/01/39	41,765	45,725
FNMA	AA+	4.50	05/01/39	59,852	65,506
FNMA	AA+	4.50	05/01/40	80,150	87,263
FNMA	AA+	4.50	10/01/40	363,200	397,901
FNMA	AA+	4.50	11/01/47	92,060	99,951
FNMA	AA+	4.50	11/01/47	165,683	179,251
FNMA	AA+	5.00	06/01/33	38,527	42,696
FNMA	AA+	5.00	10/01/33	43,663	48,388
FNMA	AA+	5.00	11/01/33	122,112	135,339
FNMA	AA+	5.00	11/01/33	26,182	29,018
FNMA	AA+	5.00	03/01/34	13,100	14,518
FNMA	AA+	5.00	04/01/34	20,296	22,408
FNMA	AA+	5.00	09/01/35	15,133	16,830
FNMA	AA+	5.00	11/25/35	52,956	60,956
FNMA	AA+	5.00	08/01/37	107,289	119,373
FNMA	AA+	5.00	05/01/39	50,482	55,744
FNMA	AA+	5.00	06/01/40	25,321	28,093
FNMA	AA+	5.50	03/01/34	7,677	8,408
FNMA	AA+	5.50	05/01/34	74,490	84,121
FNMA	AA+	5.50	07/01/34	30,083	33,374
FNMA	AA+	5.50	09/01/34	12,030	13,420
FNMA	AA+	5.50	09/01/34	38,033	42,675
FNMA	AA+	5.50	10/01/34	17,337	19,618
FNMA	AA+	5.50	02/01/35	24,014	26,710
FNMA	AA+	5.50	02/01/35	23,952	27,120
FNMA	AA+	5.50	08/01/35	11,018	12,382
FNMA	AA+	5.50	08/01/37	5,375	6,075
FNMA	AA+	5.50	11/01/38	2,803	3,222
FNMA	AA+	5.50	06/01/48	8,063	9,294
FNMA	AA+	6.00	05/01/23	5,848	6,465
FNMA	AA+	6.00	04/01/32	1,124	1,242
FNMA	AA+	6.00	05/01/32	7,938	9,099
FNMA	AA+	6.00	04/01/33	44,263	49,236
FNMA	AA+	6.00	05/01/33	19,995	22,131
FNMA	AA+	6.00	06/01/34	13,329	15,042
FNMA	AA+	6.00	09/01/34	9,108	10,163
FNMA	AA+	6.00	10/01/34	22,954	25,614
FNMA	AA+	6.00	12/01/36	22,659	26,054
FNMA	AA+	6.00	01/01/37	20,995	24,146
FNMA	AA+	6.00	04/01/37	3,313	3,739
FNMA	AA+	6.00	05/01/37	3,015	3,367
FNMA	AA+	6.00	06/01/37	688	708
FNMA	AA+	6.00	10/25/44	66,547	78,915
FNMA	AA+	6.00	02/25/47	59,958	71,320
FNMA	AA+	6.00	12/25/49	25,033	28,883
FNMA	AA+	6.50	05/01/32	21,259	24,152

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FNMA	AA+	6.50	05/01/32	3,983	4,413
FNMA	AA+	6.50	07/01/34	10,942	12,611
FNMA	AA+	6.50	05/01/37	18,525	19,818
FNMA	AA+	6.50	09/01/37	3,455	3,828
FNMA	AA+	7.00	04/01/32	3,439	4,026
FNMA	AA+	7.50	06/01/31	3,397	4,015
FNMA	AA+	7.50	02/01/32	3,354	3,993
FNMA	AA+	7.50	06/01/32	2,261	2,783
FNMA	AA+	8.00	04/01/32	1,372	1,460
FNMA Strip	AA+	3.00	08/25/42	151,873	159,159
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	104,013	105,495
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	156,340	165,040
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	94,268	99,887
GNMA (3)	AA+	3.00	07/15/46	269,793	287,550
GNMA (3)	AA+	3.50	05/20/31	88,474	96,573
GNMA (3)	AA+	4.00	08/15/41	129,923	141,409
GNMA (3)	AA+	4.00	01/15/42	170,096	185,669
GNMA (3)	AA+	4.00	08/20/42	121,545	131,991
GNMA (3)	AA+	4.50	04/20/31	66,072	70,933
GNMA (3)	AA+	4.50	10/15/40	106,750	121,219
GNMA (3)	AA+	4.50	10/20/43	221,217	239,421
GNMA (3)	AA+	5.00	04/15/39	87,187	99,628
GNMA (3)	AA+	5.00	06/20/39	97,041	110,148
GNMA (3)	AA+	5.00	11/15/39	47,172	52,558
GNMA (3)	AA+	6.50	04/15/31	1,671	1,834
GNMA (3)	AA+	6.50	10/15/31	1,838	2,200
GNMA (3)	AA+	6.50	12/15/31	1,234	1,385
GNMA (3)	AA+	6.50	05/15/32	5,933	6,612
GNMA (3)	AA+	7.00	05/15/31	1,840	2,196
GNMA (3)	AA+	7.00	05/15/32	612	632
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	58,471	61,387

					21,653,404

CORPORATE DEBT (11.2%)
COMMUNICATION SERVICES (0.5%)
AT&T, Inc.	BBB	3.00	06/30/22	350,000	352,962
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	101,663
ViacomCBS, Inc.	BBB	3.25	03/15/23	350,000	337,546

					792,171

CONSUMER DISCRETIONARY (2.9%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	102,746
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	359,159
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	249,944
Dollar General Corp.	BBB	3.25	04/15/23	300,000	305,072
eBay, Inc.	BBB+	2.88	08/01/21	325,000	321,987
Expedia Group, Inc.	BBB	5.95	08/15/20	250,000	246,614
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	297,583
Harman International Industries, Inc.	A	4.15	05/15/25	300,000	310,943
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	211,957
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	300,000	297,643
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	160,349
Macy’s Retail Hldgs., Inc.	BB	2.88	02/15/23	216,000	155,441
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	22,439
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	321,332
Mattel, Inc.	B-	3.15	03/15/23	350,000	329,000
NVR, Inc.	BBB+	3.95	09/15/22	300,000	300,040
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	301,720
Tapestry, Inc.	BBB-	4.25	04/01/25	100,000	91,907
Tupperware Brands Corp.	B-	4.75	06/01/21	350,000	215,232

					4,601,108

CONSUMER STAPLES (0.8%)
Edgewell Personal Care Co.	BB	4.70	05/19/21	275,000	268,455
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	250,154
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	400,000	401,230

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Sysco Corp.	BBB-	2.60	06/12/22	300,000	288,655
Sysco Corp.	BBB-	3.75	10/01/25	100,000	99,685

					1,308,179

ENERGY (0.4%)
Energen Corp.	BBB-	4.63	09/01/21	250,000	241,339
EQT Corp.	BB+	4.88	11/15/21	49,000	39,798
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	267,894
Valaris PLC	B-	4.88	06/01/22	300,000	65,250

					614,281

FINANCIALS (2.4%)
American Express Co.	BBB	3.63	12/05/24	250,000	258,921
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	315,482
Block Financial LLC	BBB	5.25	10/01/25	350,000	354,309
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	308,998
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	249,108
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	106,627
Fairfax U.S., Inc. †	BBB-	4.88	08/13/24	250,000	262,940
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	321,999
Lincoln National Corp.	A-	4.00	09/01/23	250,000	250,044
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	255,991
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	252,152
Signet UK Finance PLC	B+	4.70	06/15/24	250,000	200,000
Synchrony Financial	BBB-	3.70	08/04/26	400,000	364,430
Unum Group	BBB	4.00	03/15/24	150,000	148,204
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	250,430

					3,899,635

HEALTH CARE (0.9%)
Anthem, Inc.	A	4.35	08/15/20	250,000	251,766
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	202,758
Owens & Minor, Inc.	B-	3.88	09/15/21	400,000	381,000
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	151,727
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	150,000	160,726
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	249,973

					1,397,950

INDUSTRIALS (0.3%)
Deere & Co.	A	2.75	04/15/25	200,000	207,078
General Dynamics Corp.	A	3.25	04/01/25	150,000	158,022
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	192,233

					557,333

INFORMATION TECHNOLOGY (1.3%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	368,919
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	298,064
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	365,635
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	161,934
Intel Corp.	A+	3.40	03/25/25	135,000	145,801
Mastercard, Inc.	A+	3.30	03/26/27	300,000	325,996
NortonLifeLock, Inc.	BB-	4.20	09/15/20	350,000	346,064

					2,012,413

MATERIALS (0.8%)
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	300,000	287,796
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	162,469
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	368,430
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	97,750
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	287,962

					1,204,407

REAL ESTATE (0.3%)
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	250,000	249,660
Service Properties Trust	BBB-	5.00	08/15/22	250,000	178,865

					428,525

UTILITIES (0.6%)
Entergy Corp.	BBB	5.13	09/15/20	250,000	249,943
Exelon Corp.	BBB	5.15	12/01/20	340,000	343,310
National Fuel Gas Co.	BBB-	4.90	12/01/21	250,000	244,804

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	90,534
Southern Co.	BBB+	3.25	07/01/26	50,000	50,428

					979,019

TOTAL CORPORATE DEBT					17,795,021

TOTAL LONG-TERM DEBT SECURITIES (Cost: $66,948,156) 45.0%					71,488,338

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
Intercontinental Exchange, Inc.†	A-1	1.10	04/01/20	800,000	800,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $800,000) 0.5%					800,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.6%)
Citibank, New York Time Deposit		0.15	04/01/20	4,189,536	4,189,536

TOTAL TEMPORARY CASH INVESTMENT (Cost: $4,189,536) 2.6%					4,189,536

TOTAL INVESTMENTS (Cost: $151,295,922) 100.4%					159,603,253

OTHER NET ASSETS -0.4%					(672,026)

NET ASSETS 100.0%					$158,931,227

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (71.2%)
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	23,760,272
U.S. Treasury Note	AA+	1.38	06/30/23	19,450,000	20,122,393
U.S. Treasury Note	AA+	1.38	09/30/23	24,315,000	25,204,967
U.S. Treasury Note	AA+	1.50	10/31/21	14,590,000	14,884,650
U.S. Treasury Note	AA+	1.50	02/28/23	24,315,000	25,183,121
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	5,112,431
U.S. Treasury Note	AA+	1.50	08/15/26	29,175,000	30,944,874
U.S. Treasury Note	AA+	1.63	06/30/20	5,350,000	5,370,296
U.S. Treasury Note	AA+	1.63	10/31/23	8,755,000	9,158,551
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	31,137,474
U.S. Treasury Note	AA+	1.63	09/30/26	17,020,000	18,218,048
U.S. Treasury Note	AA+	1.75	12/31/20	9,725,000	9,845,803
U.S. Treasury Note	AA+	1.75	11/30/21	9,725,000	9,973,063
U.S. Treasury Note	AA+	1.75	02/28/22	14,590,000	15,013,452
U.S. Treasury Note	AA+	1.88	05/31/22	19,450,000	20,139,108
U.S. Treasury Note	AA+	2.00	11/30/20	9,725,000	9,847,322
U.S. Treasury Note	AA+	2.00	05/31/24	24,315,000	25,979,058
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	25,999,954
U.S. Treasury Note	AA+	2.13	05/15/25	9,920,000	10,774,825
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	20,550,338
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	22,382,695
U.S. Treasury Note	AA+	2.50	01/31/24	19,450,000	21,059,943
U.S. Treasury Note	AA+	2.50	02/28/26	19,450,000	21,728,537
U.S. Treasury Note	AA+	2.75	09/30/20	4,865,000	4,928,093
U.S. Treasury Note	AA+	2.75	05/31/23	13,500,000	14,545,195
U.S. Treasury Note	AA+	2.88	05/31/25	35,495,000	39,949,900

					481,814,363

U.S. GOVERNMENT AGENCIES (0.1%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	74	75

NON-MORTGAGE-BACKED OBLIGATIONS (0.1%)
Tennessee Valley Authority Strip	NR	0.00	11/01/20	875,000	870,265

CORPORATE DEBT (27.9%)
COMMUNICATION SERVICES (1.3%)
AT&T, Inc.	BBB	3.00	02/15/22	1,945,000	1,961,126
Discovery Communications LLC	BBB-	3.50	06/15/22	2,430,000	2,473,149
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,945,000	1,977,347
ViacomCBS, Inc.	BBB	3.25	03/15/23	2,430,000	2,343,535

					8,755,157

CONSUMER DISCRETIONARY (3.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	485,000	499,325
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	245,000	251,728
AutoZone, Inc.	BBB	3.70	04/15/22	290,000	296,184
AutoZone, Inc.	BBB	4.00	11/15/20	680,000	679,846
Dollar General Corp.	BBB	3.25	04/15/23	1,017,000	1,034,195
eBay, Inc.	BBB+	2.88	08/01/21	2,040,000	2,021,090
Expedia Group, Inc.	BBB	5.95	08/15/20	1,945,000	1,918,652
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	1,945,000	1,929,332
Gap, Inc.	BB	5.95	04/12/21	1,945,000	1,771,877
Harman International Industries, Inc.	A	4.15	05/15/25	1,945,000	2,015,947
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	48,364
Kohl’s Corp.	BBB-	3.25	02/01/23	680,000	576,522
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,411,072

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Marriott International, Inc.	BBB	3.13	02/15/23	1,945,000	1,666,352
Marriott International, Inc.	BBB	3.38	10/15/20	780,000	751,070
Newell Brands, Inc.	BB+	4.70	08/15/20	510,000	517,517
NVR, Inc.	BBB+	3.95	09/15/22	1,945,000	1,945,260
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	271,000	260,604
Tapestry, Inc.	BBB-	3.00	07/15/22	2,430,000	2,349,151
Tupperware Brands Corp.	B-	4.75	06/01/21	1,945,000	1,196,074
Wyndham Destinations, Inc.	BB-	5.40	04/01/24	2,430,000	2,053,350

					25,193,512

CONSUMER STAPLES (2.7%)
Coca-Cola Co.	A+	2.95	03/25/25	1,000,000	1,069,812
Edgewell Personal Care Co.	BB	4.70	05/19/21	1,945,000	1,898,709
Flowers Foods, Inc.	BBB	4.38	04/01/22	1,945,000	2,058,313
Ingredion, Inc.	BBB	4.63	11/01/20	265,000	265,163
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	1,958,385
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	2,954,023
Kroger Co.	BBB	2.95	11/01/21	1,945,000	1,965,323
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	975,000	977,998
Procter & Gamble Co.	AA-	2.45	03/25/25	2,900,000	3,040,138
Sysco Corp.	BBB-	2.60	10/01/20	1,945,000	1,926,624

					18,114,488

ENERGY (0.7%)
Diamond Offshore Drilling, Inc.	CCC+	3.45	11/01/23	1,460,000	430,700
Energen Corp.	BBB-	4.63	09/01/21	1,945,000	1,877,615
EQT Corp.	BB+	4.88	11/15/21	279,000	226,607
Marathon Oil Corp.	BBB-	2.80	11/01/22	1,945,000	1,488,726
SESI LLC	CC	7.13	12/15/21	2,090,000	386,650
Valaris PLC	B-	4.88	06/01/22	1,945,000	423,037

					4,833,335

FINANCIALS (8.5%)
Aflac, Inc.	A-	3.63	06/15/23	535,000	533,980
Alleghany Corp.	BBB+	4.95	06/27/22	1,945,000	2,045,644
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	2,041,117
Ares Capital Corp.	BBB-	3.63	01/19/22	2,430,000	2,263,320
Assurant, Inc.	BBB	4.00	03/15/23	1,945,000	2,006,573
Block Financial LLC	BBB	5.50	11/01/22	2,402,000	2,415,007
Capital One Financial Corp.	BBB	4.75	07/15/21	1,945,000	2,003,336
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	1,992,864
Fairfax U.S., Inc. †	BBB-	4.88	08/13/24	730,000	767,785
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,608,194
FS KKR Capital Corp.	NR	4.75	05/15/22	2,600,000	2,400,419
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,430,000	2,479,624
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,675,000	2,650,815
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	1,945,000	1,892,704
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,480,000	1,562,793
Legg Mason, Inc.	BBB	3.95	07/15/24	1,945,000	1,930,217
Lincoln National Corp.	A-	4.00	09/01/23	1,945,000	1,945,346
Morgan Stanley	BBB+	3.13	01/23/23	2,430,000	2,485,309
People’s United Bank N.A.	BBB+	4.00	07/15/24	1,750,000	1,768,683
PNC Bank NA	A-	3.80	07/25/23	2,500,000	2,662,280
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,430,000	2,089,874
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,870,000	1,480,280
Regions Financial Corp.	BBB+	2.75	08/14/22	2,675,000	2,645,098
Signet UK Finance PLC	B+	4.70	06/15/24	1,945,000	1,556,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	1,978,799
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,330,169
Unum Group	BBB	4.00	03/15/24	1,945,000	1,921,715
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,948,344
WR Berkley Corp.	BBB+	4.63	03/15/22	1,945,000	1,670,731

					57,077,020

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

HEALTH CARE (2.9%)
AbbVie, Inc.	A-	2.85	05/14/23	2,430,000	2,463,212
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,444,987
Anthem, Inc.	A	3.13	05/15/22	1,945,000	1,978,317
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	1,945,000	1,971,820
CVS Health Corp.	BBB	3.38	08/12/24	575,000	593,335
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,508,537
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,471,583
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	585,000	603,216
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	390,000	392,298
Owens & Minor, Inc.	B-	3.88	09/15/21	1,945,000	1,852,613
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	1,320,000	1,414,389
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	1,945,000	1,944,787

					19,639,094

INDUSTRIALS (1.9%)
3M Co.	A+	2.65	04/15/25	3,000,000	3,131,156
Deere & Co.	A	2.75	04/15/25	2,540,000	2,629,887
Flowserve Corp.	BBB-	3.50	09/15/22	1,945,000	1,936,708
General Dynamics Corp.	A	3.25	04/01/25	1,320,000	1,390,591
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	1,945,000	1,869,472
Verisk Analytics, Inc.	BBB	4.13	09/12/22	1,945,000	1,928,891

					12,886,705

INFORMATION TECHNOLOGY (2.1%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	49,677
Avnet, Inc.	BBB-	3.75	12/01/21	1,100,000	1,121,042
Avnet, Inc.	BBB-	5.88	06/15/20	925,000	932,447
Fiserv, Inc.	BBB	4.75	06/15/21	1,850,000	1,878,958
Global Payments, Inc.	BBB-	3.75	06/01/23	925,000	961,695
Intel Corp.	A+	3.40	03/25/25	2,000,000	2,160,014
Jabil, Inc.	BBB-	4.70	09/15/22	1,921,000	1,915,023
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,460,000	1,540,238
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	1,945,000	1,945,097
NortonLifeLock, Inc.	BB-	4.20	09/15/20	1,945,000	1,923,127

					14,427,318

MATERIALS (0.8%)
Domtar Corp.	BBB-	4.40	04/01/22	1,945,000	1,990,142
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	245,000	235,033
Kinross Gold Corp.	BBB-	5.13	09/01/21	730,000	731,825
Sherwin-Williams Co.	BBB	2.25	05/15/20	195,000	194,834
Southern Copper Corp.	BBB+	3.50	11/08/22	1,945,000	1,901,232

					5,053,066

REAL ESTATE (2.1%)
Boston Properties LP	A-	3.80	02/01/24	2,920,000	3,070,627
CBRE Svcs., Inc.	BBB+	5.25	03/15/25	1,945,000	2,134,707
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,430,000	2,438,863
Diversified Healthcare Trust	BB+	4.75	05/01/24	485,000	449,203
Healthpeak Properties, Inc.	BBB+	3.15	08/01/22	730,000	730,841
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,370,000	1,361,025
Mack-Cali Realty LP	BB	4.50	04/18/22	975,000	905,755
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,689,834
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	707,353
Service Properties Trust	BBB-	5.00	08/15/22	1,265,000	905,056

					14,393,264

UTILITIES (1.2%)
Entergy Corp.	BBB	5.13	09/15/20	1,360,000	1,359,691
Exelon Corp.	BBB	5.15	12/01/20	1,460,000	1,474,213

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Exelon Generation Co. LLC	BBB+	4.25	06/15/22	975,000	975,118
National Fuel Gas Co.	BBB-	4.90	12/01/21	1,945,000	1,904,574
Southern Co.	BBB+	3.25	07/01/26	2,430,000	2,450,816

					8,164,412

TOTAL CORPORATE DEBT					188,537,371

TOTAL LONG-TERM DEBT SECURITIES (Cost: $646,291,804) 99.2%					671,222,074

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.2%)
Intercontinental Exchange, Inc.†	A-1	1.10	04/01/20	1,300,000	1,300,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,300,000) 0.2%					1,300,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit		0.15	04/01/20	2,624,813	2,624,813

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,624,813) 0.4%					2,624,813

TOTAL INVESTMENTS (Cost: $650,216,617) 99.8%					675,146,887

OTHER NET ASSETS 0.2%					1,249,203

NET ASSETS 100.0%					$676,396,090

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (44.3%)
U.S. Treasury Bond	AA+	2.25	08/15/46	28,885,000	34,770,319
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	12,940,774
U.S. Treasury Bond	AA+	2.88	05/15/49	28,395,000	38,775,813
U.S. Treasury Note	AA+	0.38	03/31/22	33,000,000	33,087,656
U.S. Treasury Note	AA+	1.25	08/31/24	20,070,000	20,864,960
U.S. Treasury Note	AA+	1.50	09/30/24	23,000,000	24,169,766
U.S. Treasury Note	AA+	1.50	08/15/26	40,350,000	42,797,795
U.S. Treasury Note	AA+	1.63	08/15/29	48,955,000	53,156,333
U.S. Treasury Note	AA+	2.25	02/15/27	43,080,000	48,067,856
U.S. Treasury Note	AA+	2.25	08/15/27	72,945,000	81,880,762
U.S. Treasury Note	AA+	2.25	11/15/27	50,035,000	56,287,421
U.S. Treasury Note	AA+	2.38	05/15/27	62,420,000	70,432,193
U.S. Treasury Note	AA+	2.63	02/15/29	48,955,000	57,242,929
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	46,196,341
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	4,727,974
U.S. Treasury Strip	AA+	0.00	08/15/25	19,580,000	18,982,507
U.S. Treasury Strip	AA+	0.00	08/15/26	19,580,000	18,822,237
U.S. Treasury Strip	AA+	0.00	08/15/28	19,580,000	18,385,175
U.S. Treasury Strip	AA+	0.00	08/15/29	19,580,000	18,139,517
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	8,534,570
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	8,287,824
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	7,967,614

					724,518,336

U.S. GOVERNMENT AGENCIES (28.6%)
MORTGAGE-BACKED OBLIGATIONS (28.6%)
FHLMC	AA+	1.10	10/15/41	660,925	657,731
FHLMC	AA+	1.20	01/15/47	2,413,309	2,390,678
FHLMC	AA+	2.50	09/01/27	881,450	915,500
FHLMC	AA+	2.50	12/01/27	921,902	958,994
FHLMC	AA+	2.50	10/01/34	3,693,223	3,832,982
FHLMC	AA+	2.50	10/01/49	2,852,683	2,956,421
FHLMC	AA+	3.00	06/01/27	445,818	466,498
FHLMC	AA+	3.00	08/01/27	226,304	236,690
FHLMC	AA+	3.00	02/01/32	3,658,032	3,841,725
FHLMC	AA+	3.00	10/15/37	864,412	902,557
FHLMC	AA+	3.00	11/01/39	5,446,380	5,713,504
FHLMC	AA+	3.00	11/01/39	4,760,972	5,027,317
FHLMC	AA+	3.00	12/15/40	956,695	1,009,818
FHLMC	AA+	3.00	07/01/42	507,690	545,331
FHLMC	AA+	3.00	11/01/42	1,558,874	1,639,405
FHLMC	AA+	3.00	03/01/43	1,279,156	1,352,547
FHLMC	AA+	3.00	04/01/43	12,082,758	12,775,290
FHLMC	AA+	3.00	04/01/43	5,646,119	5,971,364
FHLMC	AA+	3.00	04/01/43	1,775,892	1,877,785
FHLMC	AA+	3.00	09/15/43	2,353,576	2,477,324
FHLMC	AA+	3.00	04/15/44	842,838	885,673
FHLMC	AA+	3.00	04/15/45	2,181,132	2,252,261
FHLMC	AA+	3.00	09/01/46	1,454,335	1,532,360
FHLMC	AA+	3.00	09/01/46	3,794,015	4,011,618
FHLMC	AA+	3.00	11/01/46	1,097,526	1,139,796
FHLMC	AA+	3.00	05/01/49	4,513,242	4,736,190
FHLMC	AA+	3.00	11/01/49	2,862,428	3,001,018
FHLMC	AA+	3.00	11/01/49	3,595,548	3,805,847
FHLMC	AA+	3.00	02/01/50	4,990,100	5,234,046
FHLMC	AA+	3.50	02/01/35	1,094,991	1,176,939
FHLMC	AA+	3.50	02/01/35	1,989,743	2,138,735
FHLMC	AA+	3.50	04/01/35	948,873	1,016,443
FHLMC	AA+	3.50	02/01/36	985,926	1,060,338
FHLMC	AA+	3.50	01/01/41	1,019,830	1,093,744

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FHLMC	AA+	3.50	07/01/42	1,553,973	1,672,800
FHLMC	AA+	3.50	06/01/43	1,951,359	2,082,575
FHLMC	AA+	3.50	01/01/44	19,553,972	20,989,408
FHLMC	AA+	3.50	05/15/44	1,801,432	1,876,232
FHLMC	AA+	3.50	04/01/45	1,676,002	1,798,829
FHLMC	AA+	3.50	07/01/45	1,652,243	1,774,869
FHLMC	AA+	3.50	09/01/45	1,411,556	1,504,168
FHLMC	AA+	3.50	11/01/45	4,571,138	4,920,326
FHLMC	AA+	3.50	08/01/46	2,127,390	2,272,792
FHLMC	AA+	3.50	09/01/47	7,491,696	7,946,552
FHLMC	AA+	3.50	11/01/47	3,180,620	3,374,642
FHLMC	AA+	3.50	12/01/47	1,544,453	1,638,856
FHLMC	AA+	3.50	07/01/49	3,458,099	3,686,697
FHLMC	AA+	4.00	02/01/25	46,045	48,446
FHLMC	AA+	4.00	05/01/26	147,336	155,403
FHLMC	AA+	4.00	11/01/33	4,540,883	4,783,277
FHLMC	AA+	4.00	12/01/33	874,832	945,475
FHLMC	AA+	4.00	01/01/38	2,133,117	2,359,188
FHLMC	AA+	4.00	06/15/38	4,900,000	5,273,304
FHLMC	AA+	4.00	12/15/38	234,256	244,293
FHLMC	AA+	4.00	01/15/40	2,000,000	2,176,144
FHLMC	AA+	4.00	07/01/41	723,450	787,961
FHLMC	AA+	4.00	10/01/44	1,307,912	1,415,055
FHLMC	AA+	4.00	10/01/44	1,434,503	1,552,656
FHLMC	AA+	4.00	10/01/44	876,399	948,099
FHLMC	AA+	4.00	02/01/45	4,152,600	4,544,423
FHLMC	AA+	4.00	05/01/47	2,433,530	2,606,825
FHLMC	AA+	4.00	02/01/48	1,071,767	1,149,678
FHLMC	AA+	4.00	05/01/48	2,016,081	2,154,318
FHLMC	AA+	4.00	05/01/48	817,676	874,370
FHLMC	AA+	4.00	09/01/48	4,996,143	5,336,018
FHLMC	AA+	4.00	10/01/48	3,379,407	3,602,822
FHLMC	AA+	4.00	04/01/49	3,958,051	4,266,767
FHLMC	AA+	4.00	04/01/49	4,048,140	4,317,838
FHLMC	AA+	4.00	06/01/49	305,815	326,185
FHLMC	AA+	4.50	05/01/48	2,588,881	2,789,942
FHLMC	AA+	4.50	05/01/48	3,610,550	3,901,699
FHLMC	AA+	5.00	10/01/40	584,003	647,580
FHLMC	AA+	5.50	03/01/21	3,393	3,419
FHLMC	AA+	5.50	01/15/33	130,130	148,546
FHLMC	AA+	6.00	07/15/29	75,203	84,585
FHLMC	AA+	6.00	03/15/32	94,683	109,517
FHLMC ARM	AA+	3.76	02/01/36	113,654	114,678
FHLMC ARM	AA+	4.68	05/01/37	41,318	41,638
FHLMC ARM	AA+	4.71	04/01/37	57,626	57,785
FHLMC ARM	AA+	4.73	03/01/37	15,699	15,840
FHLMC ARM	AA+	4.86	04/01/37	26,962	27,168
FHLMC Strip	AA+	3.00	01/15/43	2,278,970	2,451,229
FHLMC Strip	AA+	3.50	10/15/47	1,842,585	1,981,956
FNMA	AA+	1.35	06/25/37	46,983	46,453
FNMA	AA+	1.68	06/25/40	482,441	479,951
FNMA	AA+	2.25	01/01/28	1,145,270	1,195,992
FNMA	AA+	2.50	03/01/50	5,000,000	5,184,926
FNMA	AA+	2.68	12/01/26	2,925,000	3,128,781
FNMA	AA+	2.92	07/01/27	2,807,064	3,024,993
FNMA	AA+	3.00	05/25/31	3,827,147	4,097,445
FNMA	AA+	3.00	06/01/33	915,960	971,729
FNMA	AA+	3.00	07/01/33	1,707,031	1,817,276
FNMA	AA+	3.00	09/01/33	1,758,117	1,871,403
FNMA	AA+	3.00	03/01/36	2,498,559	2,649,437
FNMA	AA+	3.00	01/01/40	4,837,358	5,080,525
FNMA	AA+	3.00	04/25/42	921,744	972,497

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FNMA	AA+	3.00	12/01/42	1,356,101	1,426,247
FNMA	AA+	3.00	04/01/43	1,531,278	1,610,583
FNMA	AA+	3.00	02/01/45	1,347,145	1,430,170
FNMA	AA+	3.00	03/01/45	1,508,227	1,585,549
FNMA	AA+	3.00	07/01/46	2,076,910	2,194,063
FNMA	AA+	3.00	09/01/46	2,394,009	2,530,081
FNMA	AA+	3.00	01/01/47	1,029,324	1,068,670
FNMA	AA+	3.50	03/01/32	663,724	714,120
FNMA	AA+	3.50	07/01/34	2,197,600	2,332,948
FNMA	AA+	3.50	10/01/34	1,636,511	1,760,462
FNMA	AA+	3.50	02/01/35	1,409,515	1,516,391
FNMA	AA+	3.50	03/01/41	1,252,557	1,348,288
FNMA	AA+	3.50	10/01/41	747,593	800,396
FNMA	AA+	3.50	12/01/41	771,979	826,517
FNMA	AA+	3.50	04/01/42	858,748	919,757
FNMA	AA+	3.50	11/25/42	1,026,100	1,060,722
FNMA	AA+	3.50	12/01/42	1,170,914	1,266,780
FNMA	AA+	3.50	01/01/43	1,030,248	1,100,027
FNMA	AA+	3.50	07/25/43	1,316,140	1,357,851
FNMA	AA+	3.50	08/01/43	1,598,610	1,714,740
FNMA	AA+	3.50	08/01/43	3,363,274	3,591,214
FNMA	AA+	3.50	10/01/43	753,431	810,608
FNMA	AA+	3.50	01/01/44	685,683	725,896
FNMA	AA+	3.50	08/01/44	4,190,295	4,432,431
FNMA	AA+	3.50	08/25/44	2,707,375	2,829,602
FNMA	AA+	3.50	04/01/45	1,679,212	1,794,000
FNMA	AA+	3.50	04/01/45	2,831,088	3,036,778
FNMA	AA+	3.50	05/01/45	2,972,960	3,170,172
FNMA	AA+	3.50	10/01/45	2,852,272	3,059,280
FNMA	AA+	3.50	02/01/46	1,954,278	2,083,151
FNMA	AA+	3.50	02/01/46	3,630,058	3,890,563
FNMA	AA+	3.50	08/01/46	2,470,527	2,650,119
FNMA	AA+	3.50	12/01/46	1,148,683	1,213,690
FNMA	AA+	3.50	02/01/47	2,348,243	2,522,418
FNMA	AA+	3.50	09/01/47	3,168,393	3,384,090
FNMA	AA+	3.50	09/01/47	4,642,691	4,924,592
FNMA	AA+	3.50	10/01/47	3,793,737	4,023,079
FNMA	AA+	3.50	04/01/48	1,563,271	1,655,484
FNMA	AA+	3.50	08/01/48	2,295,315	2,427,339
FNMA	AA+	3.50	07/01/49	2,757,001	2,936,753
FNMA	AA+	3.50	07/01/49	2,844,558	3,007,581
FNMA	AA+	3.50	07/01/49	2,808,085	2,967,927
FNMA	AA+	3.50	08/01/49	4,481,699	4,738,326
FNMA	AA+	3.53	01/01/26	4,900,000	5,465,057
FNMA	AA+	4.00	07/25/26	1,334,384	1,413,701
FNMA	AA+	4.00	05/25/29	1,659,603	1,788,487
FNMA	AA+	4.00	03/01/35	253,589	274,030
FNMA	AA+	4.00	06/01/36	711,354	776,794
FNMA	AA+	4.00	10/01/36	787,315	859,765
FNMA	AA+	4.00	10/01/40	758,559	830,152
FNMA	AA+	4.00	05/01/41	493,197	531,394
FNMA	AA+	4.00	05/01/43	5,680,033	6,129,742
FNMA	AA+	4.00	01/01/44	10,480,844	11,336,995
FNMA	AA+	4.00	09/01/45	741,660	799,948
FNMA	AA+	4.00	11/01/45	1,161,779	1,256,568
FNMA	AA+	4.00	02/01/47	2,843,673	3,075,162
FNMA	AA+	4.00	04/01/48	1,019,043	1,091,189
FNMA	AA+	4.00	05/01/48	4,655,493	4,978,795
FNMA	AA+	4.00	09/01/48	1,309,045	1,396,333
FNMA	AA+	4.00	03/01/49	4,776,433	5,097,878
FNMA	AA+	4.00	07/01/56	1,657,133	1,842,311
FNMA	AA+	4.50	04/01/31	288,870	315,779

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

FNMA	AA+	4.50	05/01/39	690,478	755,948
FNMA	AA+	4.50	05/01/39	448,892	491,298
FNMA	AA+	4.50	12/01/39	2,802,550	3,053,323
FNMA	AA+	4.50	05/01/40	400,749	436,314
FNMA	AA+	4.50	07/01/40	1,908,008	2,105,189
FNMA	AA+	4.50	07/01/42	7,551,495	8,253,942
FNMA	AA+	4.50	03/01/44	972,609	1,055,241
FNMA	AA+	4.50	04/01/44	1,644,570	1,812,373
FNMA	AA+	4.50	11/01/47	2,952,163	3,193,936
FNMA	AA+	4.50	11/01/47	3,680,813	4,010,375
FNMA	AA+	4.50	11/01/47	2,872,277	3,118,462
FNMA	AA+	4.50	02/01/49	970,412	1,043,101
FNMA	AA+	5.00	09/01/20	1,251	1,315
FNMA	AA+	5.00	10/01/20	3,321	3,490
FNMA	AA+	5.00	11/25/35	441,297	507,966
FNMA	AA+	5.00	08/01/37	2,907,308	3,219,991
FNMA	AA+	5.00	05/01/39	343,709	379,533
FNMA	AA+	5.00	09/25/40	1,020,497	1,057,397
FNMA	AA+	5.50	01/01/24	54,604	59,673
FNMA	AA+	5.50	03/01/24	115,701	126,447
FNMA	AA+	5.50	11/01/26	38,725	42,384
FNMA	AA+	5.50	01/01/27	29,925	32,789
FNMA	AA+	5.50	03/01/33	160,956	175,003
FNMA	AA+	5.50	02/25/37	22,433	25,117
FNMA	AA+	5.50	05/01/38	2,594,205	2,936,321
FNMA	AA+	5.50	11/01/38	15,523	17,843
FNMA	AA+	5.50	06/01/48	45,690	52,663
FNMA	AA+	6.00	05/01/23	57,556	63,625
FNMA	AA+	6.00	03/01/28	79,468	87,945
FNMA	AA+	6.00	04/01/32	4,405	4,869
FNMA	AA+	6.00	05/01/32	106,369	121,923
FNMA	AA+	6.00	04/01/33	252,814	281,217
FNMA	AA+	6.00	12/01/36	87,589	100,714
FNMA	AA+	6.00	01/01/37	101,945	117,243
FNMA	AA+	6.00	05/01/37	13,549	15,134
FNMA	AA+	6.00	06/01/37	2,891	2,975
FNMA	AA+	6.00	07/01/37	54,744	62,857
FNMA	AA+	6.00	08/01/37	61,270	70,401
FNMA	AA+	6.00	10/25/44	337,852	400,647
FNMA	AA+	6.00	02/25/47	725,737	863,262
FNMA	AA+	6.00	12/25/49	250,328	288,830
FNMA	AA+	6.50	05/01/32	83,359	94,700
FNMA	AA+	6.50	09/01/36	14,353	15,423
FNMA	AA+	6.50	05/01/37	83,363	89,180
FNMA	AA+	6.50	07/01/37	10,849	12,248
FNMA	AA+	6.50	09/01/37	13,180	14,603
FNMA	AA+	6.50	05/01/38	6,829	7,567
FNMA	AA+	7.00	01/25/44	210,492	242,365
FNMA	AA+	7.50	06/01/32	32,107	39,512
FNMA	AA+	8.00	04/01/32	17,833	18,976
FNMA Strip	AA+	3.00	08/25/42	843,740	884,218
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	1,289,757	1,308,142
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,524,316	1,609,141
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,838,222	1,947,801
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	1,178,122	1,253,696
GNMA (3)	AA+	2.68	10/16/47	1,721,165	1,723,374
GNMA (3)	AA+	3.00	07/16/36	1,535,882	1,618,469
GNMA (3)	AA+	3.00	01/15/46	1,257,704	1,340,413
GNMA (3)	AA+	3.00	03/15/46	4,438,406	4,730,278
GNMA (3)	AA+	3.00	07/15/46	2,517,196	2,682,862
GNMA (3)	AA+	3.00	02/20/47	2,861,067	3,025,144
GNMA (3)	AA+	3.50	05/20/31	2,123,385	2,317,756

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

GNMA (3)	AA+	3.50	02/20/42	1,333,976	1,401,299
GNMA (3)	AA+	3.50	07/15/42	1,457,761	1,572,836
GNMA (3)	AA+	3.50	11/15/42	616,514	663,208
GNMA (3)	AA+	3.50	03/20/45	2,770,210	2,951,854
GNMA (3)	AA+	3.50	05/20/45	2,033,656	2,203,653
GNMA (3)	AA+	3.70	05/15/42	686,411	744,088
GNMA (3)	AA+	4.00	01/20/41	1,049,148	1,138,808
GNMA (3)	AA+	4.00	03/15/41	424,393	460,715
GNMA (3)	AA+	4.00	08/15/41	810,109	881,726
GNMA (3)	AA+	4.00	11/15/41	551,039	607,991
GNMA (3)	AA+	4.00	12/15/41	1,042,157	1,128,041
GNMA (3)	AA+	4.00	08/20/42	818,404	888,739
GNMA (3)	AA+	4.25	04/20/41	580,152	626,343
GNMA (3)	AA+	4.29	04/15/41	263,087	284,064
GNMA (3)	AA+	4.50	06/20/30	24,980	27,030
GNMA (3)	AA+	4.50	09/15/30	349,513	381,283
GNMA (3)	AA+	4.50	06/20/34	233,086	249,611
GNMA (3)	AA+	4.50	09/15/40	738,093	816,614
GNMA (3)	AA+	4.50	10/15/40	813,968	924,297
GNMA (3)	AA+	4.50	10/15/40	198,060	215,492
GNMA (3)	AA+	5.00	04/15/39	671,852	767,724
GNMA (3)	AA+	5.00	06/20/39	824,852	936,262
GNMA (3)	AA+	5.00	11/15/39	269,555	300,331
GNMA (3)	AA+	5.00	05/15/40	110,471	123,037
GNMA (3)	AA+	5.00	06/20/40	73,472	79,228
GNMA (3)	AA+	6.50	04/15/31	6,240	6,846
GNMA (3)	AA+	6.50	12/15/31	17,588	19,731
GNMA (3)	AA+	6.50	05/15/32	22,654	25,245
GNMA (3)	AA+	7.00	05/15/32	2,379	2,459
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	321,588	337,627

					466,829,411

CORPORATE DEBT (26.1%)
COMMUNICATION SERVICES (1.0%)
AT&T, Inc.	BBB	3.00	02/15/22	3,915,000	3,947,461
AT&T, Inc.	BBB	3.00	06/30/22	980,000	988,294
Discovery Communications LLC	BBB-	3.50	06/15/22	4,895,000	4,981,919
Omnicom Group, Inc.	BBB+	3.63	05/01/22	980,000	996,298
ViacomCBS, Inc.	BBB	3.25	03/15/23	4,895,000	4,720,824

					15,634,796

CONSUMER DISCRETIONARY (5.0%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	980,000	1,008,945
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	980,000	1,006,912
Amazon.com, Inc.	AA-	5.20	12/03/25	4,895,000	5,860,275
AutoZone, Inc.	BBB	3.25	04/15/25	1,960,000	1,953,886
AutoZone, Inc.	BBB	3.70	04/15/22	685,000	699,608
AutoZone, Inc.	BBB	4.00	11/15/20	2,935,000	2,934,336
Brinker International, Inc.	BB-	3.88	05/15/23	3,915,000	2,534,963
Dollar General Corp.	BBB	3.25	04/15/23	3,915,000	3,981,192
eBay, Inc.	BBB+	2.88	08/01/21	4,895,000	4,849,625
Expedia Group, Inc.	BBB	5.95	08/15/20	3,915,000	3,861,966
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	3,915,000	3,883,462
Gap, Inc.	BB	5.95	04/12/21	4,895,000	4,459,300
Harman International Industries, Inc.	A	4.15	05/15/25	4,895,000	5,073,553
Hyatt Hotels Corp.	BBB	5.38	08/15/21	195,000	188,621
Kohl’s Corp.	BBB-	3.25	02/01/23	1,764,000	1,495,565
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	1,960,000	1,944,603
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,190,000	3,410,091
Marriott International, Inc.	BBB	3.13	02/15/23	2,935,000	2,514,521
Marriott International, Inc.	BBB	3.38	10/15/20	2,935,000	2,826,140
Mattel, Inc.	B-	3.15	03/15/23	1,960,000	1,842,400
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,540,358
Newell Brands, Inc.	BB+	4.70	08/15/20	2,935,000	2,978,259

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

NVR, Inc.	BBB+	3.95	09/15/22	3,915,000	3,915,524
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,180,000	3,198,228
Tapestry, Inc.	BBB-	4.25	04/01/25	2,450,000	2,251,730
Tupperware Brands Corp.	B-	4.75	06/01/21	3,915,000	2,407,522
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	1,903,972
Whirlpool Corp.	BBB	4.85	06/15/21	980,000	996,693
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	3,915,000	3,288,600

					81,810,850

CONSUMER STAPLES (1.5%)
Conagra Brands, Inc.	BBB-	4.95	08/15/20	630,000	637,604
Edgewell Personal Care Co.	BB	4.70	05/19/21	3,915,000	3,821,823
Flowers Foods, Inc.	BBB	4.38	04/01/22	3,915,000	4,143,083
Ingredion, Inc.	BBB	4.63	11/01/20	3,160,000	3,161,942
Kroger Co.	BBB	2.95	11/01/21	4,700,000	4,749,110
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	2,084,420
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	2,935,000	2,944,026
Sysco Corp.	BBB-	3.75	10/01/25	3,500,000	3,488,969

					25,030,977

ENERGY (1.4%)
Devon Energy Corp.	BBB-	5.85	12/15/25	2,450,000	1,949,844
Diamond Offshore Drilling, Inc.	CCC+	3.45	11/01/23	2,935,000	865,825
Energen Corp.	BBB-	4.63	09/01/21	3,915,000	3,779,363
EQT Corp.	BB+	4.88	11/15/21	899,000	730,177
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	4,892,277
Marathon Oil Corp.	BBB-	2.80	11/01/22	3,915,000	2,996,588
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,230,000	3,131,679
Murphy Oil Corp.	BB+	4.45	12/01/22	3,450,000	2,497,282
SESI LLC	CC	7.13	12/15/21	4,405,000	814,925
Valaris PLC	B-	4.88	06/01/22	3,915,000	851,513

					22,509,473

FINANCIALS (6.5%)
Alleghany Corp.	BBB+	4.95	06/27/22	1,960,000	2,061,420
American Express Co.	BBB	3.63	12/05/24	4,895,000	5,069,676
American International Group, Inc.	BBB+	3.75	07/10/25	4,895,000	4,900,443
Bank of America Corp.	BBB+	3.95	04/21/25	4,895,000	5,147,615
Block Financial LLC	BBB	5.25	10/01/25	2,935,000	2,971,131
Block Financial LLC	BBB	5.50	11/01/22	2,205,000	2,216,940
Capital One Financial Corp.	BBB	4.75	07/15/21	3,915,000	4,032,422
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	5,130,287
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,982,161
Fairfax U.S., Inc. †	BBB-	4.88	08/13/24	3,425,000	3,602,279
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	5,253,955
Genworth Hldgs., Inc.	B	7.20	02/15/21	1,715,000	1,607,813
Genworth Hldgs., Inc.	B	7.63	09/24/21	1,275,000	1,211,518
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,895,000	5,168,831
Kemper Corp.	BBB	4.35	02/15/25	1,960,000	2,007,736
Lincoln National Corp.	A-	4.00	09/01/23	3,915,000	3,915,695
Lincoln National Corp.	A-	4.85	06/24/21	980,000	977,320
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	2,935,000	3,030,698
Moody’s Corp.	BBB+	4.50	09/01/22	3,915,000	4,008,812
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	5,024,865
People’s United Bank N.A.	BBB+	4.00	07/15/24	2,000,000	2,021,352
Prudential Financial, Inc.	A	4.50	11/16/21	980,000	988,434
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	1,078,848
Reinsurance Group of America, Inc.	A	5.00	06/01/21	2,935,000	3,043,785
Signet UK Finance PLC	B+	4.70	06/15/24	4,895,000	3,916,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,470,000	1,495,545
Synchrony Financial	BBB-	3.70	08/04/26	2,695,000	2,455,347
Travelers Cos., Inc.	A	3.90	11/01/20	2,450,000	2,470,397
Unum Group	BBB	4.00	03/15/24	4,895,000	4,836,398
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,895,000	4,903,416
Wells Fargo & Co.	BBB+	3.45	02/13/23	3,915,000	4,025,226

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Wells Fargo & Co.	BBB+	4.13	08/15/23	980,000	1,010,329
WR Berkley Corp.	BBB+	4.63	03/15/22	1,960,000	1,683,616

					106,250,310

HEALTH CARE (2.0%)
Anthem, Inc.	A	3.30	01/15/23	3,464,000	3,511,389
Anthem, Inc.	A	4.35	08/15/20	1,960,000	1,973,850
Biogen, Inc.	A-	4.05	09/15/25	2,450,000	2,590,862
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	3,915,000	3,968,985
Express Scripts Hldg. Co.	A-	3.50	06/15/24	1,960,000	1,962,602
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	2,985,225
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	1,960,000	2,021,032
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	980,000	985,774
Owens & Minor, Inc.	B-	3.88	09/15/21	2,155,000	2,052,637
Owens & Minor, Inc.	B-	4.38	12/15/24	2,740,000	2,192,000
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	700,911
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	3,190,000	3,418,108
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	4,895,000	4,894,465

					33,257,840

INDUSTRIALS (1.4%)
Deere & Co.	A	2.75	04/15/25	6,440,000	6,667,901
Flowserve Corp.	BBB-	3.50	09/15/22	3,915,000	3,898,308
General Dynamics Corp.	A	3.25	04/01/25	3,190,000	3,360,596
Hexcel Corp.	BBB	4.70	08/15/25	3,820,000	4,197,977
Verisk Analytics, Inc.	BBB	4.00	06/15/25	4,895,000	5,225,852

					23,350,634

INFORMATION TECHNOLOGY (2.6%)
Applied Materials, Inc.	A-	3.90	10/01/25	4,895,000	5,159,591
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	946,361
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,075,000	1,068,062
Avnet, Inc.	BBB-	4.88	12/01/22	265,000	275,944
Avnet, Inc.	BBB-	5.88	06/15/20	1,075,000	1,083,654
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	4,895,000	5,188,133
Fiserv, Inc.	BBB	4.75	06/15/21	980,000	995,340
Global Payments, Inc.	BBB-	3.75	06/01/23	3,915,000	4,070,309
Ingram Micro, Inc.	NR	5.00	08/10/22	980,000	793,476
Ingram Micro, Inc.	NR	5.45	12/15/24	735,000	600,180
Intel Corp.	A+	3.40	03/25/25	2,500,000	2,700,017
Juniper Networks, Inc.	BBB	4.50	03/15/24	2,935,000	3,096,301
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	5,112,317
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,499,306
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	3,915,000	3,915,194
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	970,504
NortonLifeLock, Inc.	BB-	4.20	09/15/20	3,915,000	3,870,972

					42,345,661

MATERIALS (2.4%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,525,000	3,218,473
Domtar Corp.	BBB-	4.40	04/01/22	4,895,000	5,008,609
Dow Chemical Co.	BBB	3.50	10/01/24	4,700,000	4,648,012
Eastman Chemical Co.	BBB	4.50	01/15/21	2,450,000	2,425,325
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	3,915,000	3,755,738
Kinross Gold Corp.	BBB-	5.13	09/01/21	3,915,000	3,924,787
Methanex Corp.	BB+	5.25	03/01/22	585,000	536,513
Packaging Corp. of America	BBB	4.50	11/01/23	1,960,000	2,122,925
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	5,152,765
Southern Copper Corp.	BBB+	3.50	11/08/22	3,915,000	3,826,901
Teck Resources Ltd.	BBB-	3.75	02/01/23	980,000	923,185
Teck Resources Ltd.	BBB-	4.75	01/15/22	2,935,000	2,817,231

					38,360,464

REAL ESTATE (1.5%)
Boston Properties LP	A-	3.85	02/01/23	2,935,000	2,965,706
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	3,915,000	3,909,682
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	3,670,000	3,674,421

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	3,915,000	3,889,353
Mack-Cali Realty LP	BB	4.50	04/18/22	4,895,000	4,547,353
National Retail Properties, Inc.	BBB+	3.30	04/15/23	980,000	987,880
Service Properties Trust	BBB-	5.00	08/15/22	4,455,000	3,187,373
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	490,000	493,222
Welltower, Inc.	BBB+	3.75	03/15/23	735,000	740,033

					24,395,023

UTILITIES (0.8%)
Entergy Corp.	BBB	5.13	09/15/20	2,450,000	2,449,444
Exelon Corp.	BBB	5.15	12/01/20	2,935,000	2,963,571
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	980,000	980,119
National Fuel Gas Co.	BBB-	4.90	12/01/21	2,935,000	2,873,997
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	1,774,456
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,670,000	2,676,879

					13,718,466

TOTAL CORPORATE DEBT					426,664,494

SOVEREIGN DEBT (0.2%)
Sri Lanka AID	NR	6.59	09/15/28	2,332,085	2,862,492

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,525,721,733) 99.2%					1,620,874,733

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
Intercontinental Exchange, Inc. †	A-1	1.10	04/01/20	4,600,000	4,600,000

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $4,600,000) 0.3%					4,600,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		0.15	04/01/20	1,252,302	1,252,302

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,252,302) 0.1%					1,252,302

TOTAL INVESTMENTS (Cost: $1,531,574,035) 99.6%					1,626,727,035

OTHER NET ASSETS 0.4%					6,323,422

NET ASSETS 100.0%					$1,633,050,457

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (32.8%)	33,693,734	51,748,487
Equity Index Fund (21.7%)	8,905,224	34,272,911
International Fund (4.6%)	10,403,720	7,225,800
Mid-Cap Equity Index Fund (3.8%)	3,809,296	6,010,684
Mid-Term Bond Fund (37.1%)	53,754,813	58,632,632

TOTAL INVESTMENTS (Cost: $156,489,115) 100.0%		157,890,514

OTHER NET ASSETS -0.0% (2)		(1,414)

NET ASSETS 100.0%		$157,889,100

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.2%)	68,521,511	105,238,694
Equity Index Fund (32.6%)	30,450,346	117,192,116
International Fund (8.8%)	45,442,350	31,561,530
Mid-Cap Equity Index Fund (12.1%)	27,613,635	43,571,527
Mid-Term Bond Fund (17.3%)	57,204,855	62,395,737

TOTAL INVESTMENTS (Cost: $354,631,739) 100.0%		359,959,604

OTHER NET ASSETS -0.0% (2)		(2,960)

NET ASSETS 100.0%		$359,956,644

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.8%)	40,907,219	62,827,311
Equity Index Fund (34.8%)	22,850,062	87,941,433
International Fund (14.1%)	51,369,908	35,678,456
Mid-Cap Equity Index Fund (17.4%)	27,824,333	43,903,987
Small Cap Growth Fund (4.9%)	10,860,049	12,482,269
Small Cap Value Fund (4.0%)	10,299,954	10,012,688

TOTAL INVESTMENTS (Cost: $254,378,388) 100.0%		252,846,144

OTHER NET ASSETS -0.0% (2)		(3,091)

NET ASSETS 100.0%		$252,843,053

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (32.2%)	27,037,055	41,524,833
Equity Index Fund (17.8%)	5,972,570	22,986,213
Mid-Cap Equity Index Fund (3.9%)	3,143,372	4,959,924
Mid-Term Bond Fund (31.4%)	37,143,165	40,513,610
Money Market Fund (14.7%)	15,321,887	18,924,523

TOTAL INVESTMENTS (Cost: $128,165,307) 100.0%		128,909,103

OTHER NET ASSETS -0.0% (2)		(3,814)

NET ASSETS 100.0%		$128,905,289

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (32.5%)	5,368,713	8,245,533
Equity Index Fund (19.5%)	1,286,423	4,950,967
International Fund (2.4%)	871,096	605,011
Mid-Cap Equity Index Fund (5.8%)	936,442	1,477,611
Mid-Term Bond Fund (30.5%)	7,098,750	7,742,904
Money Market Fund (9.3%)	1,898,513	2,344,911

TOTAL INVESTMENTS (Cost: $25,241,758) 100.0%		25,366,937

OTHER NET ASSETS -0.0% (2)		(967)

NET ASSETS 100.0%		$25,365,970

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.4%)	25,237,000	38,760,221
Equity Index Fund (20.8%)	6,697,207	25,775,072
International Fund (4.1%)	7,280,144	5,056,352
Mid-Cap Equity Index Fund (6.9%)	5,420,217	8,552,554
Mid-Term Bond Fund (25.6%)	29,029,702	31,663,915
Money Market Fund (9.8%)	9,765,712	12,061,924
Small Cap Growth Fund (0.8%)	850,211	977,212
Small Cap Value Fund (0.6%)	757,232	736,113

TOTAL INVESTMENTS (Cost: $123,137,309) 100.0%		123,583,363

OTHER NET ASSETS -0.0% (2)		(4,237)

NET ASSETS 100.0%		$123,579,126

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.4%)	96,960,612	148,916,859
Equity Index Fund (24.9%)	32,810,296	126,274,690
International Fund (5.8%)	42,516,043	29,529,092
Mid-Cap Equity Index Fund (8.6%)	27,670,290	43,660,923
Mid-Term Bond Fund (22.6%)	105,260,601	114,812,158
Money Market Fund (5.4%)	22,371,285	27,631,445
Small Cap Growth Fund (1.9%)	8,176,298	9,397,633
Small Cap Value Fund (1.4%)	7,356,543	7,151,370

TOTAL INVESTMENTS (Cost: $517,170,300) 100.0%		507,374,170

OTHER NET ASSETS -0.0% (2)		(12,106)

NET ASSETS 100.0%		$507,362,064

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.3%)	140,863,542	216,345,130
Equity Index Fund (31.1%)	64,146,848	246,877,483
International Fund (7.8%)	89,414,595	62,102,013
Mid-Cap Equity Index Fund (10.3%)	51,898,102	81,889,963
Mid-Term Bond Fund (17.3%)	125,783,611	137,197,467
Small Cap Growth Fund (3.6%)	24,523,634	28,186,852
Small Cap Value Fund (2.6%)	21,170,552	20,580,106

TOTAL INVESTMENTS (Cost: $826,941,485) 100.0%		793,179,014

OTHER NET ASSETS -0.0% (2)		(11,585)

NET ASSETS 100.0%		$793,167,429

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.7%)	118,193,228	181,526,951
Equity Index Fund (34.9%)	64,257,467	247,303,215
International Fund (9.6%)	98,195,411	68,200,641
Mid-Cap Equity Index Fund (14.6%)	65,485,660	103,329,758
Mid-Term Bond Fund (7.5%)	48,425,157	52,819,353
Small Cap Growth Fund (4.3%)	26,350,942	30,287,114
Small Cap Value Fund (3.4%)	24,602,003	23,915,853

TOTAL INVESTMENTS (Cost: $753,435,033) 100.0%		707,382,885

OTHER NET ASSETS -0.0% (2)		(10,321)

NET ASSETS 100.0%		$707,372,564

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	90,133,992	138,432,201
Equity Index Fund (37.9%)	57,273,415	220,424,185
International Fund (11.5%)	96,492,016	67,017,564
Mid-Cap Equity Index Fund (17.4%)	63,901,152	100,829,564
Small Cap Growth Fund (5.2%)	26,359,103	30,296,494
Small Cap Value Fund (4.2%)	25,063,005	24,363,998

TOTAL INVESTMENTS (Cost: $627,059,096) 100.0%		581,364,006

OTHER NET ASSETS -0.0% (2)		(9,396)

NET ASSETS 100.0%		$581,354,610

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (16.8%)	51,913,038	79,730,587
Equity Index Fund (40.0%)	49,416,547	190,186,007
International Fund (14.2%)	97,538,247	67,744,214
Mid-Cap Equity Index Fund (18.0%)	54,146,106	85,437,086
Small Cap Equity Index Fund (0.3%)	2,361,401	1,578,845
Small Cap Growth Fund (5.8%)	24,088,244	27,686,426
Small Cap Value Fund (4.9%)	24,096,444	23,424,394

TOTAL INVESTMENTS (Cost: $515,134,568) 100.0%		475,787,559

OTHER NET ASSETS -0.0% (2)		(9,540)

NET ASSETS 100.0%		$475,778,019

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.3%)	45,609,053	70,048,618
Equity Index Fund (38.8%)	49,192,857	189,325,106
International Fund (15.0%)	105,306,302	73,139,439
Mid-Cap Equity Index Fund (19.1%)	59,113,503	93,275,138
Small Cap Equity Index Fund (0.3%)	2,252,286	1,505,890
Small Cap Growth Fund (6.8%)	28,916,677	33,236,106
Small Cap Value Fund (5.7%)	28,508,519	27,713,416

TOTAL INVESTMENTS (Cost: $525,802,339) 100.0%		488,243,713

OTHER NET ASSETS -0.0% (2)		(10,347)

NET ASSETS 100.0%		$488,233,366

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.3%)	27,376,418	42,046,044
Equity Index Fund (37.4%)	33,262,312	128,014,331
International Fund (16.9%)	83,010,832	57,654,343
Mid-Cap Equity Index Fund (19.4%)	42,084,345	66,404,845
Small Cap Equity Index Fund (0.6%)	3,271,317	2,187,219
Small Cap Growth Fund (7.3%)	21,699,371	24,940,715
Small Cap Value Fund (6.1%)	21,607,495	21,004,862

TOTAL INVESTMENTS (Cost: $393,542,036) 100.0%		342,252,359

OTHER NET ASSETS -0.0% (2)		(7,905)

NET ASSETS 100.0%		$342,244,454

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.9%)	9,561,098	14,684,403
Equity Index Fund (35.2%)	11,244,049	43,274,185
International Fund (18.3%)	32,319,870	22,447,442
Mid-Cap Equity Index Fund (19.8%)	15,399,795	24,299,322
Small Cap Equity Index Fund (0.7%)	1,258,487	841,431
Small Cap Growth Fund (7.9%)	8,466,594	9,731,291
Small Cap Value Fund (6.2%)	7,876,067	7,656,404

TOTAL INVESTMENTS (Cost: $148,829,665) 100.0%		122,934,478

OTHER NET ASSETS -0.0% (2)		(937)

NET ASSETS 100.0%		$122,933,541

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.7%)	1,733,888	2,662,989
Equity Index Fund (33.2%)	2,627,078	10,110,653
International Fund (19.9%)	8,740,905	6,070,909
Mid-Cap Equity Index Fund (21.1%)	4,073,147	6,427,015
Small Cap Equity Index Fund (1.6%)	721,319	482,277
Small Cap Growth Fund (8.6%)	2,295,943	2,638,899
Small Cap Value Fund (6.9%)	2,158,440	2,098,241

TOTAL INVESTMENTS (Cost: $36,851,270) 100.0%		30,490,983

OTHER NET ASSETS -0.0% (2)		(232)

NET ASSETS 100.0%		$30,490,751

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$9,999,728	0.4%
SMALL CAP VALUE FUND	$9,999,728	3.1%
SMALL CAP GROWTH FUND	$19,999,456	4.4%
MID-CAP EQUITY INDEX FUND	$9,999,728	0.9%
COMPOSITE FUND	$1,062,940	0.7%
MID-TERM BOND FUND	$2,067,785	0.3%
BOND FUND	$8,202,279	0.5%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2020, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	304	E-mini S&P 500 Stock Index	P	June 2020	$39,060,200	$2,312,096	1.5%
ALL AMERICA FUND	13	E-mini S&P 500 Stock Index	P	June 2020	$1,670,338	$97,754	0.7%
MID-CAP EQUITY INDEX FUND	161	E-mini S&P MidCap 400 Stock Index	P	June 2020	$23,148,580	$2,161,568	2.0%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2020, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value, and Small Cap Growth Funds (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2020. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2020:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock - Indexed	$2,628,976,737	-	-		$2,628,976,737
Short-Term Debt Securities	-	$18,220,450	-		$18,220,450
Temporary Cash Investment	-	$18,718,205	-		$18,718,205

	$2,628,976,737	$36,938,655	-		$2,665,915,392
All America Fund
Common Stock - Indexed	$134,504,898	-	-		$134,504,898
Common Stock - Active	$80,286,778	-	$174,946	(b)	$80,461,724
Short-Term Debt Securities - Indexed	-	$449,791	-		$449,791
Temporary Cash Investment	-	$8,180,635	-		$8,180,635

	$214,791,676	$8,630,426	$174,946		$223,597,048

Small Cap Value Fund
Common Stock	$296,688,781	-	1,905,603	(b)	$298,594,384
Short-Term Debt Securities	-	$15,999,728	-		$15,999,728
Temporary Cash Investment		$5,831,411			$5,831,411

	$296,688,781	$21,831,139	$1,905,603		$320,425,523

Small Cap Growth Fund
Common Stock	$412,397,885	-	89,773	(b)	$412,487,658
Short-Term Debt Securities	-	$29,999,456	-		$29,999,456
Temporary Cash Investment	-	$7,232,279	-		$7,232,279

	$412,397,885	$37,231,735	$89,773		$449,719,393

Small Cap Equity Index Fund Fund
Common Stock - Indexed	$21,514,729	-	-		$21,514,729
Temporary Cash Investment	-	$101,760	-		$101,760

	$21,514,729	$101,760	-		$21,616,489

Mid Cap Value Fund
Common Stock	$60,910,565	-	-		$60,910,565
Temporary Cash Investment	-	$5,333,648	-		$5,333,648

	$60,910,565	$5,333,648	-		$66,244,213

Mid-Cap Equity Index Fund
Common Stock - Indexed	$1,107,841,938	-	-		$1,107,841,938
Short-Term Debt Securities	-	$13,697,849	-		$13,697,849
Temporary Cash Investment	-	$8,043,690	-		$8,043,690

	$1,107,841,938	$21,741,539	-		$1,129,583,477

International Fund
Common Stock	$550,730,228	-	-		$550,730,228
Temporary Cash Investment	-	$11,501,674	-		$11,501,674

	$550,730,228	$11,501,674	-		$562,231,902

Composite Fund
Common Stock	$83,125,379	-	-		$83,125,379
U.S. Government Debt	-	$32,039,913	-		$32,039,913
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$21,653,404	-		$21,653,404
Long-Term Corporate Debt	-	$17,795,021	-		$17,795,021
Short-Term Debt Securities	-	$800,000	-		$800,000
Temporary Cash Investment	-	$4,189,536	-		$4,189,536

	$83,125,379	$76,477,874	-		$159,603,253

Retirement Income Fund Fund
Common Stock	$128,909,103	-	-		$128,909,103

2010 Retirement Fund Fund
Common Stock	$25,366,937	-	-		$25,366,937

2015 Retirement Fund Fund
Common Stock	$123,583,363	-	-		$123,583,363

2020 Retirement Fund Fund
Common Stock	$507,374,170	-	-		$507,374,170

2025 Retirement Fund Fund
Common Stock	$793,179,014	-	-		$793,179,014

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

2030 Retirement Fund Fund
Common Stock	$707,382,885	-	-	$707,382,885

2035 Retirement Fund Fund
Common Stock	$581,364,006	-	-	$581,364,006

2040 Retirement Fund Fund
Common Stock	$475,787,559	-	-	$475,787,559

2045 Retirement Fund Fund
Common Stock	$488,243,713	-	-	$488,243,713

2050 Retirement Fund Fund
Common Stock	$342,252,359	-	-	$342,252,359

2055 Retirement Fund Fund
Common Stock	$122,934,478	-	-	$122,934,478

2060 Retirement Fund Fund
Common Stock	$30,490,983	-	-	$30,490,983

Conservative Allocation Fund Fund
Common Stock	$157,890,514	-	-	$157,890,514

Moderate Allocation Fund Fund
Common Stock	$359,959,604	-	-	$359,959,604

Aggressive Allocation Fund Fund
Common Stock	$252,846,144	-	-	$252,846,144

Mid-Term Bond Fund
U.S. Government Debt	-	$481,814,363	-	$481,814,363
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$75	-	$75
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$870,265	-	$870,265
Long-Term Corporate Debt	-	$188,537,371	-	$188,537,371
Short-Term Debt Securities	-	$1,300,000	-	$1,300,000
Temporary Cash Investment	-	$2,624,813		$2,624,813

	-	$675,146,887	-	$675,146,887

Bond Fund
U.S. Government Debt	-	$724,518,336	-	$724,518,336
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$466,829,411	-	$466,829,411
Long-Term Corporate Debt	-	$426,664,494	-	$426,664,494
Sovereign Debt	-	$2,862,492	-	$2,862,492
Short-Term Debt Securities	-	$4,600,000	-	$4,600,000
Temporary Cash Investment	-	$1,252,302	-	$1,252,302

	-	$1,626,727,035	-	$1,626,727,035

Other Financial Instruments:*
Equity Index Fund	$2,312,096	-	-	$2,312,096
All America Fund	$97,754	-	-	$97,754
Mid-Cap Equity Index Fund	$2,161,568	-	-	$2,161,568
*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2020
	Balance December 31, 2019(c)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance March 31, 2020(c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2020
All America Fund - Active Common Stock	$176,715	($1,769)	-	-	-	-	$174,946	(d)	($1,769)
Small Cap Value Fund - Common Stock	$1,925,481	($19,878)	-	-	-	-	$1,905,603	(e)	($19,878)
Small Cap Growth Fund - Common Stock	$89,773	-	-	-	-	-	$89,773	(f)	-

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value, Xura, Inc. with $169,603 fair value and Alder Biopharmaceuticals, Inc. - contingent value rights with $5,343 fair value. Level 3 security, Xura, Inc. with change in unrealized loss of ($1,769).

(e)

Level 3 security, LyondellBasell Industries - contingent value rights with $0 fair value and Xura, Inc. with $1,905,603 fair value. Level 3 security, Xura, Inc. with change in unrealized loss of ($19,878).

(f)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. - contingent value rights with $89,773 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of March 31, 2020 and for the three months ended March 31, 2020:

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$2,312,096	$97,754	$2,161,568

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Operations	Fund	Fund	Fund
		Net realized gain (loss) on:
Futures Contracts	Equity	Futures contracts	($22,196,850)	($946,653)	($15,399,339)
		Change in net unrealized
		appreciation (depreciation) of:
Futures Contracts	Equity	Futures contracts	$244,358	$2,904	$453,888

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

Investments in affiliated investment companies during the three month period ended March 31, 2020 were as follows:

Affiliated Investment Company	Value as of December 31,		Realized Gain (Loss) on Investment	Change in Unrealized Appreciation (Depreciation) of Investment		Value as of March 31,		Realized Gain,
	2019	Purchases	Securities	Securities	Sales	2020	Dividends	Distributions
Retirement Income Fund
Bond Fund	$40,998,749	$2,019,127	$84,744	$1,532,757	$(3,110,544)	$41,524,833	$-	$-
Equity Index Fund	30,765,719	1,346,084	743,846	(6,753,510)	(3,115,926)	22,986,213	-	-
Mid-Cap Equity Index Fund	7,335,302	336,521	(34,734)	(2,153,935)	(523,230)	4,959,924	-	-
Mid-Term Bond Fund	40,568,604	2,019,127	89,211	940,026	(3,103,358)	40,513,610	-	-
Money Market Fund	18,388,425	2,009,564	42,437	12,487	(1,528,390)	18,924,523	-	-

Total	$138,056,799	$7,730,423	$925,504	$(6,422,175)	$(11,381,448)	$128,909,103	$-	$-

2010 Retirement Fund
Bond Fund	$7,939,153	$828,641	$31,844	$286,436	$(840,541)	$8,245,533	$-	$-
Equity Index Fund	6,150,823	552,427	171,672	(1,351,449)	(572,506)	4,950,967	-	-
International Fund	789,092	55,243	5,928	(185,863)	(59,389)	605,011	-	-
Mid-Cap Equity Index Fund	2,100,502	165,728	(4,427)	(609,526)	(174,666)	1,477,611	-	-
Mid-Term Bond Fund	7,553,300	828,641	33,074	162,771	(834,882)	7,742,904	-	-
Money Market Fund	2,331,063	331,457	8,970	(2,077)	(324,502)	2,344,911	-	-

Total	$26,863,933	$2,762,137	$247,061	$(1,699,708)	$(2,806,486)	$25,366,937	$-	$-

2015 Retirement Fund
Bond Fund	$41,149,238	$267,432	$122,874	$1,443,042	$(4,222,365)	$38,760,221	$-	$-
Equity Index Fund	39,213,614	210,125	1,636,165	(8,690,405)	(6,594,427)	25,775,072	-	-
International Fund	6,089,722	1,047,756	(28,636)	(1,349,962)	(702,528)	5,056,352	-	-
Mid-Cap Equity Index Fund	14,874,597	76,409	(304,367)	(3,774,072)	(2,320,013)	8,552,554	-	-
Mid-Term Bond Fund	34,253,672	238,778	(14,647)	853,989	(3,667,877)	31,663,915	-	-
Money Market Fund	10,268,752	3,095,511	36,668	(6,438)	(1,332,569)	12,061,924	-	-
Small Cap Growth Fund	1,395,052	9,551	(20,326)	(258,618)	(148,447)	977,212	-	-
Small Cap Value Fund	1,303,698	9,551	(34,005)	(400,194)	(142,937)	736,113	-	-

Total	$148,548,345	$4,955,113	$1,393,726	$(12,182,658)	$(19,131,163)	$123,583,363	$-	$-

2020 Retirement Fund
Bond Fund	$153,345,428	$1,397,171	$712,615	$5,248,674	$(11,787,029)	$148,916,859	$-	$-
Equity Index Fund	186,776,304	1,343,434	7,580,850	(41,936,046)	(27,489,852)	126,274,690	-	-
International Fund	41,949,107	429,899	(5,197)	(9,381,474)	(3,463,243)	29,529,092	-	-
Mid-Cap Equity Index Fund	66,991,462	537,374	393,517	(19,522,397)	(4,739,033)	43,660,923	-	-
Mid-Term Bond Fund	120,305,809	1,182,222	73,432	2,940,229	(9,689,534)	114,812,158	-	-
Money Market Fund	14,141,367	15,268,687	3,529	44,461	(1,826,599)	27,631,445	-	-
Small Cap Growth Fund	12,876,632	107,475	(47,640)	(2,597,906)	(940,928)	9,397,633	-	-
Small Cap Value Fund	12,083,385	107,475	(196,799)	(3,937,850)	(904,841)	7,151,370	-	-

Total	$608,469,494	$20,373,737	$8,514,307	$(69,142,309)	$(60,841,059)	$507,374,170	$-	$-

2025 Retirement Fund
Bond Fund	$214,209,852	$3,902,170	$503,965	$7,990,310	$(10,261,167)	$216,345,130	$-	$-
Equity Index Fund	329,263,044	4,526,518	9,737,187	(72,896,066)	(23,753,200)	246,877,483	-	-
International Fund	83,937,897	1,560,868	495,346	(19,850,312)	(4,041,786)	62,102,013	-	-
Mid-Cap Equity Index Fund	120,715,056	1,873,042	514,240	(35,920,439)	(5,291,936)	81,889,963	-	-
Mid-Term Bond Fund	127,929,626	12,809,563	97,353	3,151,258	(6,790,333)	137,197,467	-	-
Small Cap Growth Fund	37,025,147	468,260	152,002	(7,967,777)	(1,490,780)	28,186,852	-	-
Small Cap Value Fund	33,137,341	468,260	(34,231)	(11,616,489)	(1,374,775)	20,580,106	-	-

Total	$946,217,963	$25,608,681	$11,465,862	$(137,109,515)	$(53,003,977)	$793,179,014	$-	$-

2030 Retirement Fund
Bond Fund	$173,643,085	$6,391,874	$145,900	$6,803,822	$(5,457,730)	$181,526,951	$-	$-
Equity Index Fund	316,464,231	6,301,384	6,367,498	(67,904,653)	(13,925,245)	247,303,215	-	-
International Fund	89,534,554	2,291,412	542,363	(21,354,875)	(2,812,813)	68,200,641	-	-
Mid-Cap Equity Index Fund	148,364,589	3,055,216	1,195,957	(45,083,418)	(4,202,586)	103,329,758	-	-
Mid-Term Bond Fund	46,775,369	6,527,608	25,880	1,171,515	(1,681,019)	52,819,353	-	-
Small Cap Growth Fund	41,365,163	763,804	108,265	(8,819,377)	(3,130,741)	30,287,114	-	-
Small Cap Value Fund	37,515,336	763,804	88,547	(13,405,131)	(1,046,703)	23,915,853	-	-

Total	$853,662,327	$26,095,102	$8,474,410	$(148,592,117)	$(32,256,837)	$707,382,885	$-	$-

2035 Retirement Fund
Bond Fund	$124,173,646	$11,456,681	$54,070	$4,928,707	$(2,180,903)	$138,432,201	$-	$-
Equity Index Fund	279,944,103	5,499,266	4,822,090	(59,704,880)	(10,136,394)	220,424,185	-	-
International Fund	86,538,474	2,199,706	391,523	(20,673,704)	(1,438,435)	67,017,564	-	-
Mid-Cap Equity Index Fund	143,878,875	2,985,316	889,914	(43,765,104)	(3,159,437)	100,829,564	-	-
Small Cap Growth Fund	39,569,557	785,609	80,767	(8,551,238)	(1,588,201)	30,296,494	-	-
Small Cap Value Fund	37,617,280	785,609	36,854	(13,514,687)	(561,058)	24,363,998	-	-

Total	$711,721,935	$23,712,187	$6,275,218	$(141,280,906)	$(19,064,428)	$581,364,006	$-	$-

2040 Retirement Fund
Bond Fund	$74,199,182	$3,554,767	$59,264	$2,940,619	$(1,023,245)	$79,730,587	$-	$-
Equity Index Fund	233,034,241	6,301,758	1,609,092	(47,807,442)	(2,951,642)	190,186,007	-	-
International Fund	82,763,293	5,725,085	198,875	(19,830,466)	(1,112,573)	67,744,214	-	-
Mid-Cap Equity Index Fund	119,231,742	3,576,674	529,492	(36,352,851)	(1,547,971)	85,437,086	-	-
Small Cap Equity Index Fund	2,200,674	170,318	(4,103)	(742,817)	(45,227)	1,578,845	-	-
Small Cap Growth Fund	38,425,748	851,589	(304,648)	(7,829,041)	(3,457,222)	27,686,426	-	-
Small Cap Value Fund	37,257,942	851,589	(20,523)	(13,229,166)	(1,435,448)	23,424,394	-	-

Total	$587,112,822	$21,031,780	$2,067,449	$(122,851,164)	$(11,573,328)	$475,787,559	$-	$-

2045 Retirement Fund
Bond Fund	$65,377,999	$2,705,061	$50,632	$2,582,588	$(667,662)	$70,048,618	$-	$-
Equity Index Fund	232,834,690	4,590,549	1,084,788	(47,158,463)	(2,026,458)	189,325,106	-	-
International Fund	88,761,708	6,360,854	109,509	(21,179,492)	(913,140)	73,139,439	-	-
Mid-Cap Equity Index Fund	130,915,375	2,754,329	307,947	(39,531,025)	(1,171,488)	93,275,138	-	-
Small Cap Equity Index Fund	2,131,242	131,160	(4,510)	(712,110)	(39,892)	1,505,890	-	-
Small Cap Growth Fund	46,690,086	786,951	(14,161)	(9,852,329)	(4,374,441)	33,236,106	-	-
Small Cap Value Fund	43,922,587	786,951	(43,203)	(15,596,099)	(1,356,820)	27,713,416	-	-

Total	$610,633,687	$18,115,855	$1,491,002	$(131,446,930)	$(10,549,901)	$488,243,713	$-	$-

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2020 (Unaudited)

2050 Retirement Fund
Bond Fund	$37,272,948	$3,521,710	$5,910	$1,505,746	$(260,270)	$42,046,044	$-	$-
Equity Index Fund	155,314,968	4,703,468	362,719	(31,350,526)	(1,016,298)	128,014,331	-	-
International Fund	68,995,910	5,628,408	43,399	(16,544,693)	(468,681)	57,654,343	-	-
Mid-Cap Equity Index Fund	91,679,185	3,043,420	37,057	(27,751,819)	(602,998)	66,404,845	-	-
Small Cap Equity Index Fund	2,957,556	276,675	(426)	(1,019,127)	(27,459)	2,187,219	-	-
Small Cap Growth Fund	35,910,848	830,024	(973,768)	(6,602,708)	(4,223,681)	24,940,715	-	-
Small Cap Value Fund	33,251,312	830,024	(439,801)	(11,433,446)	(1,203,227)	21,004,862	-	-

Total	$425,382,727	$18,833,729	$(964,910)	$(93,196,573)	$(7,802,614)	$342,252,359	$-	$-

2055 Retirement Fund
Bond Fund	$12,075,994	$2,158,564	$2,215	$497,719	$(50,089)	$14,684,403	$-	$-
Equity Index Fund	49,476,683	4,248,068	57,353	(10,303,552)	(204,367)	43,274,185	-	-
International Fund	25,228,284	3,574,587	17,724	(6,269,029)	(104,124)	22,447,442	-	-
Mid-Cap Equity Index Fund	31,450,385	2,832,045	3,855	(9,858,711)	(128,252)	24,299,322	-	-
Small Cap Equity Index Fund	951,280	257,459	128	(362,804)	(4,632)	841,431	-	-
Small Cap Growth Fund	12,664,228	901,105	(148,160)	(2,634,316)	(1,051,566)	9,731,291	-	-
Small Cap Value Fund	12,232,199	901,105	(533,024)	(3,895,715)	(1,048,161)	7,656,404	-	-

Total	$144,079,053	$14,872,933	$(599,909)	$(32,826,408)	$(2,591,191)	$122,934,478	$-	$-

2060 Retirement Fund
Bond Fund	$1,961,313	$637,724	$1,109	$85,779	$(22,936)	$2,662,989	$-	$-
Equity Index Fund	9,503,459	2,915,307	11,136	(2,207,680)	(111,569)	10,110,653	-	-
International Fund	5,898,353	1,822,067	2,051	(1,583,650)	(67,912)	6,070,909	-	-
Mid-Cap Equity Index Fund	6,764,000	2,095,377	(8,174)	(2,346,194)	(77,994)	6,427,015	-	-
Small Cap Equity Index Fund	502,714	182,207	91	(196,922)	(5,813)	482,277	-	-
Small Cap Growth Fund	2,582,811	728,827	(2,735)	(639,750)	(30,254)	2,638,899	-	-
Small Cap Value Fund	2,396,139	728,827	(1,343)	(998,264)	(27,118)	2,098,241	-	-

Total	$29,608,789	$9,110,336	$2,135	$(7,886,681)	$(343,596)	$30,490,983	$-	$-

Conservative Allocation Fund
Bond Fund	$52,787,947	$1,747,359	$181,238	$1,857,260	$(4,825,317)	$51,748,487	$-	$-
Equity Index Fund	45,379,902	1,456,133	1,213,928	(9,675,014)	(4,102,038)	34,272,911	-	-
International Fund	10,011,276	291,227	42,604	(2,264,153)	(855,154)	7,225,800	-	-
Mid-Cap Equity Index Fund	9,115,192	291,227	41,251	(2,622,813)	(814,173)	6,010,684	-	-
Mid-Term Bond Fund	60,659,106	2,038,586	41,849	1,465,669	(5,572,578)	58,632,632	-	-

Total	$177,953,423	$5,824,532	$1,520,870	$(11,239,051)	$(16,169,260)	$157,890,514	$-	$-

Moderate Allocation Fund
Bond Fund	$106,024,970	$1,970,464	$625,853	$3,549,744	$(6,932,337)	$105,238,694	$-	$-
Equity Index Fund	153,952,504	2,758,650	5,266,945	(34,847,769)	(9,938,214)	117,192,116	-	-
International Fund	43,502,009	788,186	(192,931)	(9,744,280)	(2,791,454)	31,561,530	-	-
Mid-Cap Equity Index Fund	65,738,985	1,182,279	809,849	(19,952,770)	(4,206,816)	43,571,527	-	-
Mid-Term Bond Fund	63,749,361	1,182,279	18,220	1,599,351	(4,153,474)	62,395,737	-	-

Total	$432,967,829	$7,881,858	$6,527,936	$(59,395,724)	$(28,022,295)	$359,959,604	$-	$-

Aggressive Allocation Fund
Bond Fund	$62,239,270	$273,275	$178,697	$2,278,284	$(2,142,215)	$62,827,311	$-	$-
Equity Index Fund	112,892,489	478,231	2,096,631	(23,702,790)	(3,823,128)	87,941,433	-	-
International Fund	48,007,424	204,956	(10,852)	(10,905,436)	(1,617,636)	35,678,456	-	-
Mid-Cap Equity Index Fund	64,512,611	273,275	774,333	(19,490,480)	(2,165,752)	43,903,987	-	-
Small Cap Growth Fund	16,387,345	68,319	120,869	(3,543,560)	(550,704)	12,482,269	-	-
Small Cap Value Fund	16,083,156	68,319	140,760	(5,743,192)	(536,355)	10,012,688	-	-

Total	$320,122,295	$1,366,375	$3,300,438	$(61,107,174)	$(10,835,790)	$252,846,144	$-	$-